    AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON MARCH 29, 2006.

                                                               FILE NO. 33-83430
                                                                       811-08738
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-1A

  REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933     [X]

                PRE-EFFECTIVE AMENDMENT NO.                   [ ]

              POST-EFFECTIVE AMENDMENT NO. 30                 [X]

                           AND/OR

              REGISTRATION STATEMENT UNDER THE
               INVESTMENT COMPANY ACT OF 1940                 [X]

                      AMENDMENT NO. 32                        [X]

                         ATLANTIC WHITEHALL FUNDS TRUST
               (Exact Name of Registrant as Specified in Charter)

                              4400 COMPUTER DRIVE
                        WESTBOROUGH, MASSACHUSETTS 01581
               (Address of Principal Executive Office) (Zip Code)

       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: (617) 535-0526

                                   PFPC INC.
                                 760 MOORE ROAD
                      KING OF PRUSSIA, PENNSYLVANIA 19406
                    (Name and Address of Agent for Service)

                                   COPIES TO:

                              ROBERT W. HELM, ESQ.
                                  DECHERT LLP
                              1775 I STREET, N.W.
                             WASHINGTON, D.C. 20006

IT IS PROPOSED THAT THIS FILING WILL BECOME EFFECTIVE (CHECK APPROPRIATE BOX)

[ ]  immediately upon filing pursuant to paragraph (b)
[X]  on April 1, 2006 pursuant to paragraph (b)
[ ]  60 days after filing pursuant to paragraph (a)
[ ]  on (date) pursuant to paragraph (a) of Rule 485
[ ]  75 days after filing pursuant to paragraph (a)(2)of Rule 485
[ ]  on (date) pursuant to paragraph (a)(2) of Rule 485.

IF APPROPRIATE, CHECK THE FOLLOWING BOX:

[ ] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                                                 (ATLANTIC WHITEHALL FUNDS LOGO)

Atlantic Whitehall Growth Fund
Atlantic Whitehall Mid-Cap Growth Fund
Atlantic Whitehall Multi-Cap Global Value Fund
Atlantic Whitehall International Fund
Atlantic Whitehall Equity Income Fund

Institutional Class Shares

Prospectus                  April 1, 2006

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

                               TABLE OF CONTENTS

                                                              PAGE
                                                              ----
Fund Descriptions
  Atlantic Whitehall Growth Fund............................    1
  Atlantic Whitehall Mid-Cap Growth Fund....................    5
  Atlantic Whitehall Multi-Cap Global Value Fund............    9
  Atlantic Whitehall International Fund.....................   13
  Atlantic Whitehall Equity Income Fund.....................   17
ADDITIONAL INFORMATION ON PRINCIPAL STRATEGIES..............   20
ADDITIONAL INFORMATION ON PRINCIPAL RISKS...................   20
PORTFOLIO HOLDINGS DISCLOSURE...............................   20
MANAGEMENT OF THE FUNDS.....................................   21
PRICING OF FUND SHARES......................................   24
PURCHASE OF FUND SHARES.....................................   25
REDEMPTION OF FUND SHARES...................................   27
EXCHANGE OF FUND SHARES.....................................   28
ADDITIONAL PURCHASE AND REDEMPTION INFORMATION..............   29
EXCESSIVE PURCHASES AND REDEMPTIONS OR EXCHANGES............   30
TAX INFORMATION.............................................   31
DISTRIBUTION ARRANGEMENTS...................................   32
FINANCIAL HIGHLIGHTS........................................   33
NOTICE OF PRIVACY POLICY & PRACTICES........................   37
FOR MORE INFORMATION........................................   38

ATLANTIC WHITEHALL GROWTH FUND

INVESTMENT OBJECTIVE:

     To provide long-term capital appreciation.

PRINCIPAL INVESTMENT STRATEGIES:

     The Atlantic Whitehall Growth Fund (the "Growth Fund") intends to invest primarily in a diversified portfolio of common stocks of publicly-traded, U.S. companies. The Fund may also invest in the common stock, convertible securities, preferred stocks and warrants of any U.S. company, the equity securities of foreign companies (if traded "over-the-counter") and American depositary receipts ("ADRs"). At all times, at least 65% of the Fund's total assets will consist of one or more of the aforementioned types of securities.

     For risk management and cash management purposes, the Fund may hold debt obligations, U.S. Government securities, or cash equivalents. The Fund has the ability to invest up to 25% of its total assets in debt obligations in the top four rating categories as measured by Moody's Investors Services, Inc. or Standard & Poor's Ratings Group. The Fund has no limitation as to average maturity of the debt obligations it holds or as to maturity of individual debt obligations. Except for temporary or defensive purposes, the Fund will not hold more than 20% of its total assets in the form of cash or cash equivalents at any given time.

     The Fund pursues its objective by normally investing primarily in a core group of 40-55 common stocks selected for their growth potential. Each stock selected by the Fund will be based on certain factors, including but not limited to: (1) the company's fundamental business outlook and competitive position, (2) the valuation of the security relative to its own historical norms, to the industry in which the company competes, and to the market as a whole, and (3) the momentum of earnings growth expected to be generated by the company. The Fund may invest in securities without regard to market capitalization, but places an emphasis on high-quality large capitalization companies with above average growth prospects.

PRINCIPAL RISKS:

     The following are the principal risks associated with an investment in the
Fund:

     - INVESTORS MAY LOSE MONEY. AN INVESTMENT IN THE FUND IS NOT A DEPOSIT OF A BANK AND IT IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY.

     - The Fund is subject to market risk since the market value of the Fund's investments will fluctuate as the stock market fluctuates. Market risk may affect a single issuer, industry or section of one economy or it may affect the market as a whole.

     - The Fund may invest in small or mid-sized companies, which may involve greater risk than investment in larger companies due to such factors as limited product lines, market and financial or managerial resources, and uses frequently traded securities that may be subject to more abrupt price movements than securities of larger companies.

     - The net asset value ("NAV") of the Fund will change with changes in the market value of its portfolio positions.

     - Because the Fund may invest up to 25% of its total assets in debt obligations, the Fund is subject to interest rate risk. Rising interest rates cause the prices of debt obligations to decrease. Securities with longer maturities can be more sensitive to interest rate changes. In effect, the longer the maturity of a security, the greater the impact a change in interest rates could have on the security's price.

     - The Fund is subject to the risk that an investment strategy used by the Fund's investment adviser may fail to produce the intended result.

     - Because the Fund may invest in non-U.S. dollar-denominated equity securities, the Fund is subject to the risks of international investing. The risks of international investing include, but are not limited to, currency exchange rate volatility, political, social or economic instability, and differences in taxation (including potentially confiscatory levels of taxation), auditing and other financial practices.

     - The Fund is subject to credit risk, which is the risk that the issuer of a security, or counterparty to a contract, will default or otherwise be unable to honor a financial obligation.

     For more information on the risks of investing in the Fund, please see "Additional Information on Principal Risks" herein, as well as the Fund's Statement of Additional Information.

PRIOR PERFORMANCE:

     The bar chart and table that follow provide an indication of the risks of investing in the Growth Fund by showing changes in the Fund's performance from year to year (since the Fund commenced operations), and by showing how the Fund's average annual returns for one year and for the life of the Fund compare to those of a broad-based securities market index. How the Fund has performed in the past (before and after taxes) is not necessarily an indication of how it will perform in the future.

                             CALENDAR YEAR RETURNS

                                   BAR GRAPH

     During the period shown in the bar chart, the highest return for a quarter was 8.89% (quarter ended December 31, 2004) and the lowest return for a quarter was (6.07)% (quarter ended September 30, 2004).

                          AVERAGE ANNUAL TOTAL RETURNS

                                                                             SINCE
                                                                          AUGUST 20,
                                                              ONE YEAR       2003*
                                                              --------   -------------
                                                               (FOR THE PERIODS ENDED
                                                                 DECEMBER 31, 2005)
Growth Fund
Return Before Taxes.........................................    4.68%         5.59%
Return After Taxes on Distributions.........................    2.14%         3.92%
Return After Taxes on Distributions and Sale of Fund
  Shares....................................................    6.46%         4.77%
S&P 500 Index**.............................................    4.91%        11.56%

---------------

 * The Institutional Class of the Fund began operations on August 20, 2003. Index data is computed from August 31, 2003.

** This index is a widely recognized index of 500 stocks designed to reflect the overall equity market's industry weightings. The index is unmanaged and does not incur the fees associated with a mutual fund, such as investment management and fund administration fees. The index does not reflect deductions for fees, expenses or taxes.

     After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or those who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or Individual Retirement Accounts.

FEE TABLE

     This table describes the fees and expenses that you may pay if you buy and hold Institutional Class shares of the Fund.

SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)

                                                              GROWTH FUND
                                                              -----------
Maximum Sales Charge (Load) Imposed on Purchases
  (as a percentage of offering price).......................     None
Maximum Deferred Sales Charge (Load)
  (as a percentage of redemption proceeds)..................     None
Maximum Sales Charge (Load) Imposed on Reinvested
  Dividends (as a percentage of offering price).............     None
Redemption Fee..............................................     None
Exchange Fee................................................     None
ANNUAL FUND OPERATING EXPENSES
  (expenses that are deducted from the Fund's assets)
Management Fees.............................................     0.85%
Distribution (12b-1) Fees...................................     None
Other Expenses..............................................     0.40%
                                                                 ----
Total Annual Fund Operating Expenses........................     1.25%
Less: Management Fee Waiver.................................     0.15%
                                                                 ----
Net Expenses................................................     1.10%(1)
                                                                 ====

---------------

(1) The Fund's investment adviser has agreed to contractually waive and/or reimburse its management fee to the extent necessary to maintain the Fund's net expenses at 1.10% until March 31, 2007. Any waivers and/or reimbursements made by the Adviser with respect to the Fund are subject to recoupment from the Fund within the following three years, provided that the Fund is able to pay the Adviser and remain in compliance with the foregoing expense limitation.

EXAMPLE

     This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example illustrates the costs you would have incurred on an initial $10,000 investment in the Institutional Class shares of the Fund over the time periods shown. It assumes your investment earns an annual return of 5% over the periods and that the Fund's operating expenses for the one year period are calculated net of any contractual fee waivers and/or expenses assumed, and the Fund's operating expenses for the three year, five year and ten year periods, as applicable, do not reflect any further fee waivers and/or expenses assumed. The Fund does not charge a sales load or other fee upon redemption. This means that your expenses for each period would be the same whether or not you sell your shares at the end of the period.

     The example is for comparison purposes only. Actual return and expenses will be different and the Fund's performance and expenses may be higher or lower. Based on the above assumptions, your costs for the Fund would be:

1 YEAR   3 YEARS      5 YEARS      10 YEARS
------  ----------   ----------   -----------
 $112      $382         $672        $1,498

ATLANTIC WHITEHALL MID-CAP GROWTH FUND

INVESTMENT OBJECTIVE:

     To provide long-term capital appreciation.(1)

PRINCIPAL INVESTMENT STRATEGIES:

     Under normal circumstances, the Atlantic Whitehall Mid-Cap Growth Fund (the "Mid-Cap Growth Fund") intends to invest at least 80% of its assets in a diversified portfolio of common stocks of mid-sized companies with market capitalizations between $1 billion and $10 billion at the time of the initial purchase. Although the Mid-Cap Growth Fund intends to invest primarily in equity securities, the Mid-Cap Growth Fund also may invest in other types of securities including preferred stocks, convertible securities and debt securities. The Mid-Cap Growth Fund will provide shareholders with at least 60 days notice before changing its 80% investment policy.

     The Mid-Cap Growth Fund's investment adviser emphasizes a bottom-up, fundamental stock selection that focuses on companies that can deliver consistently strong earnings growth, cash flow growth, and return on equity. The investment adviser also looks for a proven history of growth in the companies in which the Mid-Cap Growth Fund invests, because it believes that such a history is indicative of the value of the underlying franchise or market position. These companies typically have a proprietary product or business approach that allows them to be leaders within their respective industries. In addition, the investment adviser emphasizes diversification in terms of sector exposure as well as the number of securities held, and normally expects low turnover of holdings.

PRINCIPAL RISKS:

     The following are the principal risks associated with an investment in the Mid-Cap Growth Fund:

     - INVESTORS MAY LOSE MONEY. AN INVESTMENT IN THE MID-CAP GROWTH FUND IS NOT A DEPOSIT OF A BANK AND IT IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY.

     - The Mid-Cap Growth Fund is subject to market risk since the market value of the Mid-Cap Growth Fund's investments will fluctuate as the stock market fluctuates. Market risk may affect a single issuer, industry or section of one economy or it may affect the market as a whole.

     - The Mid-Cap Growth Fund may invest in mid-sized companies, which may involve greater risk than investment in larger companies due to such factors as limited product lines, market and financial or managerial resources, and uses frequently traded securities that may be subject to more abrupt price movements than securities of larger companies.

     - The Mid-Cap Growth Fund is subject to style risk in that growth investing may fall out of favor with investors. In addition, because the value of "growth" companies is a function of their expected earnings growth, there is a risk that such earnings growth may not occur or cannot be sustained.

     - The Mid-Cap Growth Fund may invest in securities of less well-known issuers that may perform differently from the market as a whole and other types of stocks and can be more volatile than that of larger issuers.

     - The net asset value ("NAV") of the Mid-Cap Growth Fund will change with changes in the market value of its portfolio positions.

     - Because the Mid-Cap Growth Fund may invest in debt obligations, the Mid-Cap Growth Fund is subject to interest rate risk. Rising interest rates cause the prices of debt obligations to decrease.

---------------

1 The Mid-Cap Growth Fund's investment objective is non-fundamental and may be changed by a vote of the Board of Trustees alone.

  Securities with longer maturities can be more sensitive to interest rate changes. In effect, the longer the maturity of a security, the greater the impact a change in interest rates could have on the security's price.

     - The Mid-Cap Growth Fund is subject to the risk that an investment strategy used by the Mid-Cap Growth Fund's investment adviser may fail to produce the intended result.

     - The Mid-Cap Growth Fund is subject to foreign exposure. The risks of international investing include, but are not limited to, currency exchange rate volatility, political, social or economic instability, and differences in taxation (including potentially confiscatory levels of taxation), auditing and other financial practices.

     - The Mid-Cap Growth Fund is subject to credit risk, which is the risk that the issuer of a security, or counter-party to a contract, will default or otherwise be unable to honor a financial obligation.

     For more information on the risks of investing in the Mid-Cap Growth Fund, please see "Additional Information on Principal Risks" herein, as well as the Mid-Cap Growth Fund's Statement of Additional Information.

PRIOR PERFORMANCE

     The bar chart and table that follow provide an indication of the risks of investing in the Mid-Cap Growth Fund by showing changes in the Mid-Cap Growth Fund's performance from year to year (since the Mid-Cap Growth Fund commenced operations), and by showing how the Mid-Cap Growth Fund's average annual returns for one year and for the life of the Mid-Cap Growth Fund compare to those of a broad-based securities market index. How the Mid-Cap Growth Fund has performed in the past (before and after taxes) is not necessarily an indication of how it will perform in the future.

                             CALENDAR YEAR RETURNS

                                   BAR GRAPH

     During the period shown in the bar chart, the highest return for a quarter was 5.08% (quarter ended September 30, 2005) and the lowest return for a quarter was (2.19)% (quarter ended March 31, 2005).

                          AVERAGE ANNUAL TOTAL RETURNS

                                                                            SINCE
                                                                          MARCH 1,
                                                              ONE YEAR      2004*
                                                              --------   -----------
                                                              (FOR THE PERIODS ENDED
                                                                DECEMBER 31, 2005)
Mid-Cap Growth Fund Return Before Taxes.....................    6.66%        8.88%
Return After Taxes on Distributions.........................    6.66%        8.88%
Return After Taxes on Distributions and Sale of Fund
  Shares....................................................    4.33%        7.59%
Russell Mid Cap Growth Index**..............................   12.10%       12.08%

---------------

 * The Institutional Class of the Mid-Cap Growth Fund began operations on March 1, 2004. Index data is computed from February 29, 2004.

** The Russell Mid Cap Growth Index measures the performance of those Russell
   Mid Cap companies with higher price-to-book ratios and higher forecasted growth values. The stocks are also members of the Russell 1000 Growth Index.

     After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or those who hold their Mid-Cap Growth Fund shares through tax-deferred arrangements, such as 401(k) plans or Individual Retirement Accounts.

FEE TABLE

     This table describes the fees and expenses that you may pay if you buy and hold Institutional Class shares of the Mid-Cap Growth Fund.

SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)

                                                                 MID-CAP
                                                               GROWTH FUND
                                                               -----------
Maximum Sales Charge (Load) Imposed on Purchases
  (as a percentage of offering price).......................      None
Maximum Deferred Sales Charge (Load)
  (as a percentage of redemption proceeds)..................      None
Maximum Sales Charge (Load) Imposed on Reinvested
  Dividends (as a percentage of offering price).............      None
Redemption Fee..............................................      None
Exchange Fee................................................      None
ANNUAL FUND OPERATING EXPENSES
  (expenses that are deducted from the Fund's assets).......
Management Fees.............................................      0.85%
Distribution (12b-1) Fees...................................      None
Other Expenses..............................................      0.38%
                                                                  ----
Total Annual Fund Operating Expenses........................      1.23%(1)
                                                                  ====

---------------

(1) The Mid-Cap Growth Fund's investment adviser has agreed to contractually waive and/or reimburse its management fee to the extent necessary to maintain the Mid-Cap Growth Fund's net expenses at or below 1.30% until March 31, 2007. Any waivers and/or reimbursements made by the Adviser with respect to the Mid-Cap Growth Fund are subject to recoupment from the Mid-Cap Growth Fund within the following three years, provided that the Mid-Cap Growth Fund is able to pay the Adviser and remain in compliance with the foregoing expense limitation.

EXAMPLE

     This example is intended to help you compare the cost of investing in the Mid-Cap Growth Fund with the cost of investing in other mutual funds. The example illustrates the costs you would have incurred on an initial $10,000 investment in the Institutional Class shares of the Mid-Cap Growth Fund over the time periods shown. It assumes your investment earns an annual return of 5% over the periods and that the Mid-Cap Growth Fund's operating expenses for the one year period are calculated net of any contractual fee waivers and/or expenses assumed, and the Mid-Cap Growth Fund's operating expenses for the three year, five year and ten year periods, as applicable, do not reflect any further fee waivers and/or expenses assumed. The Mid-Cap Growth Fund does not charge a sales load or other fee upon redemption. This means that your expenses for each period would be the same whether or not you sell your shares at the end of the period.

     The example is for comparison purposes only. Actual returns and expenses will be different and the Mid-Cap Growth Fund's performance and expenses may be higher or lower. Based on the above assumptions, your costs for the Mid-Cap Growth Fund would be:

    1 YEAR     3 YEARS      5 YEARS      10 YEARS
    ------    ----------   ----------   -----------
     $125        $390         $676        $1,489

ATLANTIC WHITEHALL MULTI-CAP GLOBAL VALUE FUND

INVESTMENT OBJECTIVE:

     To provide long-term capital appreciation.(2)

PRINCIPAL INVESTMENT STRATEGIES:

     The Atlantic Whitehall Multi-Cap Global Value Fund (the "Multi-Cap Global Value Fund") invests primarily in a portfolio of equity securities of companies that are located anywhere in the world. The Multi-Cap Global Value Fund's stock selection process seeks to identify companies:

     - That can profit from technological advances and invest significantly to obtain a competitive advantage;

     - That recognize and exploit opportunities for business expansion; and/or

     - Whose management has shown strong entrepreneurial skills.

     The Multi-Cap Global Value Fund's investment adviser follows a strict investment discipline to help control and manage risk. Risk is managed primarily on an individual stock basis by investing in companies that the investment adviser believes are both attractively priced relative to their prospective earnings and cash flow, and have strong long-term growth prospects. In evaluating companies, the investment adviser emphasizes several factors, including the quality of a company's management team, their commitment to securing a competitive advantage, and the company's sustainable growth potential.

     The Multi-Cap Global Value Fund may use derivatives, such as options, forwards and futures to hedge against potential loss. The Multi-Cap Global Value Fund may also use derivatives for non-hedging purposes in order to invest indirectly in securities or financial markets, to gain exposure to other currencies and to provide protection for the Multi-Cap Global Value Fund's portfolio. If used for non-hedging purposes, options will represent no more than 10% of the Multi-Cap Global Value Fund's net assets. Any use of derivatives will be consistent with the investment objectives of the Multi-Cap Global Value Fund and will comply with applicable securities regulations. The Multi-Cap Global Value Fund will not use derivatives for speculation.

PRINCIPAL RISKS:

     The following are the principal risks associated with an investment in the Multi-Cap Global Value Fund:

     - INVESTORS MAY LOSE MONEY. AN INVESTMENT IN THE MULTI-CAP GLOBAL VALUE FUND IS NOT A DEPOSIT OF A BANK AND IT IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY.

     - The Multi-Cap Global Value Fund is subject to market risk since the market value of the Multi-Cap Global Value Fund's investments will fluctuate as the stock market fluctuates. Market risk may affect a single issuer, industry or section of one economy or it may affect the market as a whole.

     - The Multi-Cap Global Value Fund is subject to issuer risk since an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole.

     - The Multi-Cap Global Value Fund is subject to concentration risk since the Multi-Cap Global Value Fund may concentrate its investments in a portfolio of fewer than 45 securities. As a result, the securities in which the Multi-Cap Global Value Fund invests may not be diversified across all sectors or may be concentrated in specific regions or countries.

     - The net asset value ("NAV") of the Multi-Cap Global Value Fund will change with changes in the market value of its portfolio positions.

     - Because the Multi-Cap Global Value Fund may invest in debt obligations, the Multi-Cap Global Value Fund is subject to interest rate risk. Rising interest rates cause the prices of debt obligations to decrease. Securities with longer maturities can be more sensitive to interest rate changes. In effect, the

---------------

(2) The Multi-Cap Global Value Fund's investment objective is non-fundamental and may be changed by a vote of the Board of Trustees alone.

    longer the maturity of a security, the greater the impact a change in interest rates could have on the security's price.

     - The Multi-Cap Global Value Fund is subject to the risk that an investment strategy used by the Multi-Cap Global Value Fund's investment adviser may fail to produce the intended result.

     - The Multi-Cap Global Value Fund is subject to foreign exposure. The risks of international investing include, but are not limited to, currency exchange rate volatility, political, social or economic instability, and differences in taxation (including potentially confiscatory levels of taxation), auditing and other financial practices.

     - The Multi-Cap Global Value Fund is subject to credit risk, which is the risk that the issuer of a security, or counter-party to a contract, will default or otherwise be unable to honor a financial obligation.

     - Because the Multi-Cap Global Value Fund may invest in derivatives, the Multi-Cap Global Value Fund is subject to derivative risk. Use of derivatives has risks, including the possibility that the counter-party may not be able to meet its obligations, the price of a derivative may not accurately reflect the value of the underlying security or index and the exchanges on which the derivative contracts may be traded may set trading limits preventing the Multi-Cap Global Value Fund from closing out a particular contract.

     For more information on the risks of investing in the Multi-Cap Global Value Fund, please see "Additional Information on Principal Risks" herein, as well as the Multi-Cap Global Value Fund's Statement of Additional Information.

PRIOR PERFORMANCE

     The bar chart and table that follow provide an indication of the risks of investing in the Multi-Cap Global Value Fund by showing changes in the Multi-Cap Global Value Fund's performance from year to year (since the Multi-Cap Global Value Fund commenced operations), and by showing how the Multi-Cap Global Value Fund's average annual returns for one year and for the life of the Multi-Cap Global Value Fund compare to those of a broad-based securities market index. How the Multi-Cap Global Value Fund has performed in the past (before and after taxes) is not necessarily an indication of how it will perform in the future.

                             CALENDAR YEAR RETURNS

                                   BAR GRAPH

     During the period shown in the bar chart, the highest return for a quarter was 4.91% (quarter ended December 31, 2005) and the lowest return for a quarter was (1.67)% (quarter ended March 31, 2005).

                          AVERAGE ANNUAL TOTAL RETURNS

                                                                            SINCE
                                                                          MARCH 1,
                                                              ONE YEAR      2004*
                                                              --------   -----------
                                                              (FOR THE PERIODS ENDED
                                                                DECEMBER 31, 2005)
Multi-Cap Global Value Fund
Return Before Taxes.........................................    8.01%        9.11%
Return After Taxes on Distributions.........................    6.72%        8.29%
Return After Taxes on Distributions and Sale of Fund
  Shares....................................................    6.01%        7.50%
MSCI World Index**..........................................    9.49%       11.25%

---------------

 * The Institutional Class of the Multi-Cap Global Value Fund began operations on March 1, 2004. Index data is computed from February 29, 2004.

** The MSCI World Index measures the performance of securities listed on stock exchanges of 23 developed countries, including the United States.

     After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or those who hold their Multi-Cap Global Value Fund shares through tax-deferred arrangements, such as 401(k) plans or Individual Retirement Accounts.

FEE TABLE

     This table describes the fees and expenses that you may pay if you buy and hold Institutional Class shares of the Multi-Cap Global Value Fund.

SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)

                                                               MULTI-CAP GLOBAL
                                                                  VALUE FUND
                                                               ----------------
Maximum Sales Charge (Load) Imposed on Purchases
  (as a percentage of offering price).......................         None
Maximum Deferred Sales Charge (Load)
  (as a percentage of redemption proceeds)..................         None
Maximum Sales Charge (Load) Imposed on Reinvested
  Dividends (as a percentage of offering price).............         None
Redemption Fee..............................................         None
Exchange Fee................................................         None
ANNUAL FUND OPERATING EXPENSES
  (expenses that are deducted from the Fund's assets).......
Management Fees.............................................         0.90%
Distribution (12b-1) Fees...................................         None
Other Expenses..............................................         0.74%
                                                                     ----
Total Annual Fund Operating Expenses........................         1.64%
Less: Management Fee Waiver.................................         0.34%
                                                                     ----
Net Expenses................................................         1.30%(1)
                                                                     ====

---------------

(1) The Multi-Cap Global Value Fund's investment adviser has agreed to contractually waive and/or reimburse its management fee to the extent necessary to maintain the Multi-Cap Global Value Fund's net expenses at 1.30% until March 31, 2007. Any waivers and/or reimbursements made by the Adviser with respect to the Multi-Cap Global Value Fund are subject to recoupment from the Fund within the following three years, provided that the Fund is able to pay the Adviser and remain in compliance with the foregoing expense limitation.

EXAMPLE

     This example is intended to help you compare the cost of investing in the Multi-Cap Global Value Fund with the cost of investing in other mutual funds. The example illustrates the costs you would have incurred on an initial $10,000 investment in the Institutional Class shares of the Multi-Cap Global Value Fund over the time periods shown. It assumes your investment earns an annual return of 5% over the periods and that the Multi-Cap Global Value Fund's operating expenses for the one year period are calculated net of any contractual fee waivers and/or expenses assumed, and the Multi-Cap Global Value Fund's operating expenses for the three year, five year and ten year periods, as applicable, do not reflect any further fee waivers and/or expenses assumed. The Multi-Cap Global Value Fund does not charge a sales load or other fee upon redemption. This means that your expenses for each period would be the same whether or not you sell your shares at the end of the period.

     The example is for comparison purposes only. Actual returns and expenses will be different and the Multi-Cap Global Value Fund's performance and expenses may be higher or lower. Based on the above assumptions, your costs for the Fund would be:

  1 YEAR     3 YEARS      5 YEARS      10 YEARS
  ------    ----------   ----------   -----------
   $132        $484         $860        $1,915

ATLANTIC WHITEHALL INTERNATIONAL FUND

INVESTMENT OBJECTIVE:

     To provide long-term capital growth.

PRINCIPAL INVESTMENT STRATEGIES:

     The Atlantic Whitehall International Fund (the "International Fund") intends to invest at least 65% of its net assets in the equity securities of companies domiciled outside the United States in a portfolio that is broadly diversified by country, industry and company. The International Fund intends to invest primarily in developed markets, but may invest up to 10% of its portfolio in emerging markets. With regard to equities, the International Fund may invest in common stocks, preferred stocks, convertible securities, warrants and American depositary receipts ("ADRs").

     Except for temporary or defensive purposes, the International Fund will not hold more than 10% of its total assets in the form of cash or cash equivalents.

     The International Fund's stock selection process favors large, well-established companies with stable earnings and below average debt. The International Fund also may invest in small-and mid-sized companies. Due to the International Fund's value orientation, the International Fund tends to have higher yields and lower price to earnings ratios than the MSCI EAFE Index. In addition, due to the Fund's focus on returns and reinvestment capabilities, the companies the International Fund invests in also tend to have higher returns on equity and earnings growth than the MSCI EAFE index. The result is a portfolio emphasizing 65-75 of the sub-adviser's best-ranked stocks.

PRINCIPAL RISKS:

     The following are the principal risks associated with an investment in the International Fund:

     - INVESTORS MAY LOSE MONEY. AN INVESTMENT IN THE INTERNATIONAL FUND IS NOT A DEPOSIT OF A BANK AND IT IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY.

     - Because the International Fund may invest in non-U.S. dollar-denominated equity securities, the International Fund is subject to the risks of international investing. The risks of international investing include, but are not limited to, currency exchange rate volatility, political, social or economic instability, and differences in taxation (including potentially confiscatory levels of taxation), auditing and other financial practices. Emerging market securities typically present even greater exposure to these same risks. Stock markets in emerging market countries also tend to be much more volatile than the U.S. stock market due to their relative immaturity and periods of instability.

     - The International Fund is subject to market risk since the market value of the International Fund's investments will fluctuate as the stock market fluctuates. Market risk may affect a single issuer, industry or section of one economy or it may affect the market as a whole.

     - The International Fund may invest in small or mid-sized companies, which may involve greater risk than investment in larger companies due to such factors as limited product lines, market and financial or managerial resources, and uses frequently traded securities that may be subject to more abrupt price movements than securities of larger companies.

     - The net asset value ("NAV") of the International Fund will change with changes in the market value of its portfolio positions.

     - The International Fund is subject to the risk that an investment strategy used by the International Fund's investment adviser may fail to produce the intended result. For example, "international" stocks may perform differently than the U.S. market and may be more volatile than U.S. securities.

     For more information on the risks of investing in the International Fund, please see "Additional Information on Principal Risks" herein, as well as the International Fund's Statement of Additional Information.

PRIOR PERFORMANCE:

     The bar chart and table that follow provide an indication of the risks of investing in the International Fund by showing changes in the International Fund's performance from year to year (since the International Fund commenced operations), and by showing how the International Fund's average annual returns for one year and for the life of the International Fund compare to those of a broad-based securities market index. How the International Fund has performed in the past (before and after taxes) is not necessarily an indication of how it will perform in the future.

                             CALENDAR YEAR RETURNS

                                   BAR GRAPH

     During the period shown in the bar chart, the highest return for a quarter was 13.65% (quarter ended December 31, 2004) and the lowest return for a quarter was (1.80)% (quarter ended June 30, 2005).

                          AVERAGE ANNUAL TOTAL RETURNS

                                                                            SINCE
                                                                         SEPTEMBER 5,
                                                              ONE YEAR      2003*
                                                              --------   ------------
                                                              (FOR THE PERIODS ENDED
                                                                DECEMBER 31, 2005)
International Fund
Return Before Taxes.........................................   11.00%       19.17%
Return After Taxes on Distributions.........................    9.32%       17.55%
Return After Taxes on Distributions and Sale of Fund
  Shares....................................................    9.43%       16.06%
MSCI Europe, Australia, and Far East Index**................   13.54%       23.86%

---------------

 * The International Fund began operations on September 5, 2003. Index data is computed from August 31, 2003.

** This index is a free float-adjusted market capitalization index that is designed to measure developed market equity performance, excluding the US & Canada. The index is unmanaged and does not incur the fees associated with a mutual fund, such as investment management and fund administration fees. The index does not reflect the deduction of fees, expenses or taxes.

     After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or those who hold their International Fund shares through tax-deferred arrangements, such as 401(k) plans or Individual Retirement Accounts.

FEE TABLE

     This table describes the fees and expenses that you may pay if you buy and hold Institutional Class shares of the International Fund.

SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)

                                                              INTERNATIONAL FUND
                                                              ------------------
Maximum Sales Charge (Load) Imposed on Purchases
  (as a percentage of offering price).......................         None
Maximum Deferred Sales Charge (Load)
  (as a percentage of redemption proceeds)..................         None
Maximum Sales Charge (Load) Imposed on Reinvested
  Dividends (as a percentage of offering price).............         None
Redemption Fee..............................................         None
Exchange Fee................................................         None
ANNUAL FUND OPERATING EXPENSES
  (expenses that are deducted from the International Fund's
  assets)
Management Fees.............................................         1.15%
Distribution (12b-1) Fees...................................         None
Other Expenses..............................................         0.38%
                                                                     ----
Total Annual Fund Operating Expenses........................         1.53%
                                                                     ====
Less: Management Fee Waiver.................................         0.03%
                                                                     ----
Net Expenses................................................         1.50%(1)(2)
                                                                     ====

---------------

(1) Effective December 1, 2005, the International Fund's investment adviser entered into a contractual expense limitation agreement. As a result, the expense information in the table has been restated to reflect current fees.

(2) The International Fund's investment adviser agreed to contractually waive and/or reimburse its management fee to the extent necessary to maintain the International Fund's net expenses at 1.50% until March 31, 2007. Any waivers and/or reimbursements made by the Adviser with respect to the International Fund are subject to recoupment from the International Fund within the following three years, provided that the International Fund is able to pay the Adviser and remain in compliance with the foregoing expense limitation.

EXAMPLE

     This example is intended to help you compare the cost of investing in the International Fund with the cost of investing in other mutual funds. The example illustrates the costs you would have incurred on an initial $10,000 investment in the Institutional Class shares of the International Fund over the time periods shown. It assumes your investment earns an annual return of 5% over the periods and that the International Fund's operating expenses for the one year period are calculated net of any contractual fee waivers and/or expenses assumed, and the International Fund's operating expenses for the three year, five year and ten year periods, as applicable, do not reflect any further fee waivers and/or expenses assumed. The International Fund does not charge a sales load or other fee upon redemption. This means that your expenses for each period would be the same whether or not you sell your shares at the end of the period.

     The example is for comparison purposes only. Actual return and expenses will be different arid the International Fund's performance and expenses may be higher or lower. Based on the above assumptions, your costs for the International Fund would be:

    1 YEAR     3 YEARS      5 YEARS      10 YEARS
    ------    ----------   ----------   -----------
     $153        $480         $831        $1,821

ATLANTIC WHITEHALL EQUITY INCOME FUND

INVESTMENT OBJECTIVE:

     To provide long-term capital appreciation and current income.(3)

PRINCIPAL INVESTMENT STRATEGIES:

     The Atlantic Whitehall Equity Income Fund (the "Equity Income Fund") intends to invest primarily in a diversified portfolio of common stocks of publicly-traded, U.S. companies. The Equity Income Fund may also invest in convertible securities of any publicly traded company, the equity securities of foreign companies (if traded "over-the-counter") and American depositary receipts ("ADRs"). The Equity Income Fund may also invest in debt securities, including lower quality debt securities.

     The Equity Income Fund normally invests in common stocks that generate strong cash flow and are available at attractive valuations. The Equity Income Fund's investment adviser will be opportunistic with regard to the prices it will pay for new investments and at which it will terminate positions. The Equity Income Fund seeks a yield for its shareholders that exceeds the yield on the securities comprising the S&P 500 Index. The Equity Income Fund is not restricted to investing in particular sectors or in stocks within a market capitalization range, but will tend toward large-cap companies.

     The Equity Income Fund's investment adviser emphasizes a bottom-up, fundamental stock selection that focuses on companies that can consistently deliver strong cash flow growth and return on invested capital. The investment adviser also looks to invest in companies with a proven track record of solid business execution because it believes that such a history is an indication of the value of the underlying franchise or market position. These companies typically have a proprietary product or business approach that allows them to be leaders within their respective industries. In addition, the investment adviser emphasizes diversification in terms of sector exposure as well as the number of securities held, and normally expects low turnover of holdings.

PRINCIPAL RISKS:

     The following are the principal risks associated with an investment in the Equity Income Fund:

     - INVESTORS MAY LOSE MONEY. AN INVESTMENT IN THE EQUITY INCOME FUND IS NOT A DEPOSIT OF A BANK AND IT IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY.

     - The Equity Income Fund is subject to market risk since the market value of the Fund's investments will fluctuate as the stock market fluctuates. Market risk may affect a single issuer, industry or section of one economy or it may affect the market as a whole.

     - The Equity Income Fund may invest in small or mid-sized companies, which may involve greater risk than investment in larger companies due to such factors as limited product lines, market and financial or managerial resources, and may use thinly-traded securities that may be subject to more abrupt price movements than securities of larger companies.

     - The net asset value ("NAV") of the Equity Income Fund will change with changes in the market value of its portfolio positions.

     - The Equity Income Fund is subject to style risk in that value investing may fall out of favor with investors. In addition, because value stocks are believed to be undervalued in the market, they are subject to the risk that the investment adviser's judgments that a particular security is undervalued in relation to the company's fundamental economic value may prove incorrect.

---------------

3 The Equity Income Fund's investment objective is non-fundamental and may be changed by a vote of the Board of Trustees alone.

     - The Equity Income Fund is subject to the risk that an investment strategy used by the Equity Income Fund's investment adviser may fail to produce the intended result.

     - The Equity Income Fund is subject to foreign exposure. The risks of international investing include, but are not limited to, currency exchange rate volatility, political, social or economic instability, and differences in taxation (including potentially confiscatory levels of taxation), auditing and other financial practices.

     - Because the Equity Income Fund may invest in debt obligations, the Equity Income Fund is subject to interest rate risk. Rising interest rates cause the prices of debt obligations to decrease. Securities with longer maturities can be more sensitive to interest rate changes. In effect, the longer the maturity of a security, the greater the impact a change in interest rates could have on the security's price.

     - The Equity Income Fund may invest in convertible securities which tend to be subordinate to other debt securities issued by the same company. Also, issuers of convertible securities are often not as strong financially as those issuing securities with higher credit ratings. These companies are more likely to encounter financial difficulties and are more vulnerable to changes in the economy, such as a recession or a sustained period of rising interest rates, that could affect their ability to make interest and/or principal payments.

     For more information on the risks of investing in the Equity Income Fund, please see "Additional Information on Principal Risks" herein, as well as the Equity Income Fund's Statement of Additional Information.

PRIOR PERFORMANCE:

     Because the Equity Income Fund has been in existence for less than one calendar year, no performance information is included.

FEE TABLE

     This table describes the fees and expenses that you may pay if you buy and hold Institutional Class shares of the Equity Income Fund.

SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)

                                                              EQUITY INCOME FUND
                                                              ------------------
Maximum Sales Charge (Load) Imposed on Purchases
  (as a percentage of offering price).......................         None
Maximum Deferred Sales Charge (Load)
  (as a percentage of redemption proceeds)..................         None
Maximum Sales Charge (Load) Imposed on Reinvested
  Dividends (as a percentage of offering price).............         None
Redemption Fee..............................................         None
Exchange Fee................................................         None
ANNUAL FUND OPERATING EXPENSES
  (expenses that are deducted from the Equity Income Fund's
  assets)...................................................
Management Fees.............................................         0.85%
Distribution (12b-1) Fees...................................         None
Other Expenses(1)...........................................         0.62%
                                                                    -----
Total Annual Fund Operating Expenses........................         1.47%
Less: Management Fee Waiver.................................         0.37%
                                                                    -----
Net Expenses................................................         1.10%(2)
                                                                    =====

---------------

(1) "Other Expenses" are based on estimated amounts for a full fiscal year.

(2) The Equity Income Fund's Investment Adviser has agreed to contractually waive and/or reimburse its Management Fee to the extent necessary to maintain the Equity Income Fund's Net Expenses at 1.10% until March 31, 2007. Any waivers and/or reimbursements made by the Adviser with respect to the Equity Income Fund are subject to recoupment from the Equity Income Fund within the following three years, provided that the Equity Income Fund is able to pay the Adviser and remain in compliance with the foregoing expense limitation.

EXAMPLE

     This example is intended to help you compare the cost of investing in the Equity Income Fund with the cost of investing in other mutual funds. The example illustrates the costs you would have incurred on an initial $10,000 investment in the Institutional Class shares of the Equity Income Fund over the time periods shown. It assumes your investment earns an annual return of 5% over the periods and that the Equity Income Fund's operating expenses for the one year period are calculated net of any contractual fee waivers and/or expenses assumed, and the Equity Income Fund's operating expenses for the three year, five year and ten year periods, as applicable, do not reflect any further fee waivers and/or expenses assumed. The Equity Income Fund does not charge a sales load or other fee upon redemption. This means that your expenses for each period would be the same whether or not you sell your shares at the end of the period.

     The example is for comparison purposes only. Actual return and expenses will be different and the Equity Income Fund's performance and expenses may be higher or lower. Based on the above assumptions, your costs for the Equity Income Fund would be:

    1 YEAR     3 YEARS      5 YEARS      10 YEARS
    ------    ----------   ----------   -----------
     $112        $428         $768        $1,726

                 ADDITIONAL INFORMATION ON PRINCIPAL STRATEGIES

     Temporary or Defensive Positions. For temporary or defensive purposes (as well as other purposes), each Fund may invest up to 100% of its assets in fixed income securities, money market securities, certificates of deposit, bankers' acceptances, commercial paper or in equity securities which in the investment adviser's opinion are more conservative than the types of securities in which the Fund typically invests. To the extent a Fund is engaged in temporary defensive investments, it will not be pursuing its investment objective.

     Portfolio Turnover. Each Fund's portfolio turnover rate is included in the Financial Highlights section of this Prospectus. A higher rate of portfolio turnover could have a negative impact on a Fund's performance by increasing brokerage and other expenses, which must be borne by the Fund and its shareholders. High portfolio turnover by a Fund also may result in the realization of substantial net short-term capital gains by the Fund, which, when distributed, are taxable to shareholders as ordinary income.

                   ADDITIONAL INFORMATION ON PRINCIPAL RISKS

     The Funds may not be able to prevent or lessen the risk of loss that is involved in investing in particular types of securities. To the extent a Fund may invest in the securities of issuers in a foreign country, which involves special risks and considerations not typically associated with investing in U.S. issuers. There may be less publicly available information about a foreign issuer than about a domestic issuer. Foreign issuers also are not generally subject to uniform accounting, auditing and financial reporting standards comparable to those applicable to domestic issuers. In addition, with respect to certain foreign countries, interest may be withheld at the source under foreign income tax laws, and there is a possibility of expropriation or confiscatory taxation, political or social instability or diplomatic developments that could adversely affect investments in securities of issuers located in those countries. Investments in ADRs also present many of the same risks as foreign securities. Foreign investment risk may be particularly high to the extent that a Fund invests in emerging market securities of issuers based in countries with developing markets. These securities may present market, credit, currency, liquidity, legal, political and other risks different from or greater than the risks of investing in developed countries.

     For more information on the risks of investing in the Funds, please see the Funds' Statement of Additional Information, which is available without charge by calling 1-800-994-2533.

                         PORTFOLIO HOLDINGS DISCLOSURE

     A description of the Funds' policies and procedures with respect to the disclosure of each Fund's portfolio securities is available in the Funds' Statement of Additional Information. The complete portfolio holdings for each Fund are available at http://www.atlanticwhitehallfunds.com no earlier than 15 days after each month-end. Each Fund's complete portfolio holdings will remain available until the next month's data is posted.

                            MANAGEMENT OF THE FUNDS

     The business and affairs of each Fund are managed under the direction of the Board of Trustees.

THE INVESTMENT ADVISER

  STEIN ROE INVESTMENT COUNSEL, INC.

     Stein Roe Investment Counsel, Inc. (the "Adviser"), a registered investment adviser, provides investment advisory services to the Fund. The Adviser's principal office is located at One South Wacker Drive, Suite 3500, Chicago, Illinois 60606. As of December 31, 2005, as part of the Atlantic Trust Private Wealth Management Division ("ATPWM"), the Adviser managed approximately $8.8 billion in assets of ATPWM's $16.2 billion in assets. The entities comprising ATPWM manage wealth for individuals and families, and provide asset management services to foundations and endowments.

     The Adviser is a wholly-owned subsidiary of AMVESCAP PLC ("AMVESCAP"). AMVESCAP is a leading independent global investment manager dedicated to helping people worldwide build their financial security. Operating under the AIM, INVESCO, and Atlantic Trust brands, AMVESCAP strives to deliver outstanding investment performance and service through a comprehensive array of products for individual and institutional clients in more than 100 countries. AMVESCAP had approximately $386.3 billion in assets under management as of December 31, 2005. The company is listed on the London, New York, Paris and Toronto stock exchanges with the symbol AVZ.

     For the investment advisory services provided to the Funds, the Adviser receives a fee based on the average daily net assets of each Fund at the following annual rates: Growth Fund, 0.85%; Mid-Cap Growth Fund, 0.85%; Multi-Cap Global Value Fund, 0.90%; International Fund, 1.15%; and Equity Income Fund, 0.85%. After fee waivers, the Adviser received the following fees based on average daily net assets for the fiscal year ended November 30, 2005:

Growth Fund.................................................  0.70%
Mid-Cap Growth Fund.........................................  0.85%
Multi-Cap Global Value Fund.................................  0.56%
International Fund..........................................  1.15%

     No information is provided for the Equity Income Fund because it commenced operations on December 1, 2005.

     A discussion regarding the basis for the Board of Trustees approving the Investment Advisory and Sub-Advisory Agreements of the Funds is available in the Funds' Annual Report covering the period from December 1, 2004 to November 30, 2005.

HISTORICAL PERFORMANCE

     Set forth below is historical performance data for all accounts managed by Atlantic Trust Company, N.A., Atlantic Trust Co. N.A. and Pell Rudman Maryland, Inc. (collectively, the "Atlantic Trust Companies") which have investment objectives and policies similar (although not necessarily identical) to the Equity Income Fund (the "Accounts"). The Atlantic Trust Companies have managed the accounts using investment styles and strategies substantially similar to those employed in advising the Equity Income Fund and using the same personnel who will manage the Equity Income Fund for the Adviser. THE PERFORMANCE INFORMATION SET FORTH BELOW DOES NOT REPRESENT THE PERFORMANCE OF THE EQUITY INCOME FUND. This information is not a prediction of the Equity Income Fund's future performance. The Equity Income Fund's performance may be higher or lower than the performance of the other accounts as presented below.

     We have calculated the information in the following manner.

     - The Accounts' historical performance information reflects ANNUALIZED TOTAL RETURN and CALENDAR YEAR TOTAL RETURN over the stated period of time. "Total return" shows how much an investment has increased (decreased) and includes capital appreciation and income. The term "annualized total return" signifies that cumulative total returns for the stated period (i.e., 1, 3, 5, or 10 years) have been adjusted to reflect a rate based on one year.

     - In order to present the total return information in a consistent manner, we calculate all returns by linking quarterly total return data on a compounded basis for the relevant number of quarters and annualizing the result over the equivalent number of years.

     - The Accounts' performance is based on composite performance information of multiple accounts calculated in accordance with Performance Presentation Standards of the Association for Investment Management and Research ("AIMR"). AIMR's method of calculating performance differs from that of the Securities and Exchange Commission. Unless otherwise indicated, no one has independently verified or audited the performance data.

     - Performance figures do not reflect all of the Adviser's or the Atlantic Trust Companies' assets under management and do not accurately reflect the performance of all accounts managed by the Adviser or the Atlantic Trust Companies.

     - The composite performance return of the Accounts is reduced by the highest annual investment management fee and expenses charged to any account included in the composite.

     - The private accounts contained in the composite are not subject to certain investment limitations, diversification requirements, and other restrictions imposed by the Investment Company Act of 1940, as amended and the Internal Revenue Code, which, if applicable, may have adversely affected the performance results of the private accounts.

     - For the period presented, we compare the investment performance of the Accounts to the S&P 500 Index.

     - Returns are shown on a pre-tax basis.

                                                            ANNUALIZED TOTAL RETURNS
                                                       -----------------------------------
                                                        ATLANTIC TRUST         S&P 500
                                                        COMPANY EQUITY     COMPOSITE STOCK
PERIOD ENDING DECEMBER 31, 2005                        INCOME COMPOSITE*    PRICE INDEX**
-------------------------------                        -----------------   ---------------
1 Year...............................................        11.20%              4.91%
Since Inception***...................................        18.99%             12.56%

                                                           CALENDAR YEAR TOTAL RETURNS
                                                       -----------------------------------
                                                        ATLANTIC TRUST         S&P 500
                                                        COMPANY EQUITY     COMPOSITE STOCK
PERIOD ENDING DECEMBER 31                              INCOME COMPOSITE*    PRICE INDEX**
-------------------------                              -----------------   ---------------
2004.................................................        18.97%             10.87%
2005.................................................        11.20%              4.91%

---------------

  * Returns reflect the deduction of the highest investment management fees and expenses charged for any account in the composite.

 ** The S&P 500 Composite Stock Price Index, a widely recognized, unmanaged index of common stock prices.

*** Inception date is October 1, 2003.

                                     NOTES

THE ACCOUNTS' PERFORMANCE

     The Accounts' performance is presented as a composite of multiple accounts, including common trust funds and separate accounts, as described above. The Fund's fees and expenses may be greater than those charged to the Accounts. Accordingly, the Fund's actual performance results may be less.

     The historical performance data covers 2 years and reflects the performance of the Atlantic Trust Companies Equity Income III Composite (the "Composite"). The Composite includes all accounts with investment objectives, policies and strategies substantially similar to those used in managing the Fund. As of December 31, 2005, the Composite included 40 accounts with aggregate assets of $304 million. The Composite returns do not take into account certain fees, but have been adjusted to reflect the highest applicable investment management fees and expenses charged to any account included in the Composite for the reporting period.

PORTFOLIO MANAGEMENT

     The Adviser, IGAM and AIM utilize a team approach with respect to the management of the Funds. As such, the day-to-day portfolio management of the Funds is the responsibility of the members of the investment teams of the Adviser, IGAM and AIM.

     Please see the Statement of Additional Information for additional information about the Portfolio Managers' compensation, other accounts managed by the Portfolio Managers and the Portfolio Managers' ownership of securities in the Funds.

THE INVESTMENT ADVISER

     Senior investment professionals of the Adviser include Jeff Thomas, Fred Weiss, Jay Pearlstein, Douglas Rogers and James Cosentino. Messrs. Thomas and Weiss are the lead portfolio managers of the Growth Fund, Messrs. Weiss and Pearlstein are the lead portfolio managers of the Mid-Cap Growth Fund. Messrs. Rogers, Weiss and Cosentino are the lead portfolio managers of the Equity Income Fund. Mr. Thomas is the Chief Investment Officer with 32 years of investment experience including 19 years with the Adviser. He focuses primarily on the media, telecom and financial services sectors. Mr. Weiss is a Senior Investment Manager with 29 years of investment experience of which 16 years are with the Adviser. He focuses primarily on the technology and health care sectors. Mr. Pearlstein is a Senior Portfolio Manager with 25 years of investment experience, including 10 years with the Adviser. He is responsible for providing analytical equity research on a number of industries, including retail and consumer products. Mr. Rogers is a Senior Vice President with 13 years of experience, 8 with the Adviser. He focuses primarily on Real Estate Investment Trusts (REITs), quantitative research and performance analysis. Mr. Cosentino is a Vice President and Investment Analyst, and has been a member of the investment team since 1999. He focuses primarily on the financial services industry.

THE INVESTMENT SUB-ADVISERS

  AIM FUNDS MANAGEMENT INC. -- MULTI-CAP GLOBAL VALUE FUND

     AIM Funds Management Inc. ("AIM"), located at 5140 Yonge Street, Suite 900, Toronto, Ontario, Canada, is the sub-adviser to the Multi-Cap Global Value Fund. AIM provides advisory services, including portfolio management, to the Multi-Cap Global Value Fund, subject to the review of the Board of Trustees and the overall supervision of the Adviser. AIM is a subsidiary of AMVESCAP.

     AIM's senior investment professionals include Tye Bousada and Dana Love. Mr. Bousada is a Vice President of AIM Trimark Investments, which he joined in 1999 as a Portfolio Manager. He is the lead manager for Trimark Fund and several AIM Trimark subadvised funds, and he is the co-portfolio manager of AIM Trimark Core Global Equity Class. Mr. Love is a Portfolio Manager with AIM Trimark Investments, which he joined in 1999 as an Investment Analyst. Mr. Love is the lead manager for Trimark Europlus Fund, and he is the co-portfolio manager of AIM Trimark Core Global Equity Class, Trimark Fund, Trimark International Companies Fund and several AIM Trimark subadvised funds.

  INVESCO GLOBAL ASSET MANAGEMENT (N.A.) -- INTERNATIONAL FUND

     INVESCO Global Asset Management (N.A.) ("IGAM"), located at 1355 Peachtree Street, NE, Suite 250, Atlanta, Georgia, is the sub-adviser to the International Fund. IGAM provides advisory services, including portfolio management, to the International Fund, subject to the review of the Board of Trustees and the overall supervision of the Adviser. IGAM is a subsidiary of AMVESCAP.

     IGAM's senior investment professionals include Erik Granade, W. Lindsay Davidson, Michele Garren, Kent Starke, and Ingrid Baker. Mr. Granade is the Chief Investment Officer of IGAM and Portfolio Manager. He began his investment career in 1986 and holds the designation of Chartered Financial Analyst. Ms. Davidson is a Managing Director and Portfolio Manager. She began her investment career in 1974. She holds an M.A., Hons, in Economics from Edinburgh University. Ms. Garren is a Portfolio Manager who began her career in 1987. She holds an M.B.A. in Finance from New York University, and is a Chartered Financial Analyst. Mr. Starke is a Portfolio Manager who began his investment career in 1983. He holds an M.S. in Finance from Georgia State University. Ms. Baker is a Portfolio Manager who began her investment career in 1990. She holds an M.B.A., I.E.S.E., from the University of Navarra, and is a Chartered Financial Analyst.

                             PRICING OF FUND SHARES

     Each Fund's shares are priced at net asset value. The net asset value per share of the Funds is calculated at the close of regular trading hours of the New York Stock Exchange, which is normally at 4:00 p.m. (Eastern time), Monday through Friday, on each day that the New York Stock Exchange is open for trading. Currently, the New York Stock Exchange is closed for trading on the following business holidays: New Year's Day, Martin Luther King, Jr.'s Birthday, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. The net asset value per share of each Fund is computed by dividing the value of the Fund's net assets (i.e., the value of the assets less the liabilities) by the total number of the Fund's outstanding shares. All expenses, including fees paid to the Adviser and any affiliate of PFPC Inc. ("PFPC"), the Funds' administrator, are accrued daily and taken into account for the purpose of determining the net asset value.

     Securities are valued using market quotations. Securities listed on an exchange are valued on the basis of the last sale price or NASDAQ official closing price ("NOCP"), when appropriate. If the last sale price or NOCP is not reported, the current bid price is used. Securities for which market quotations are not readily available or are considered unreliable are valued at fair value as determined in good faith under procedures established by or under the general supervision of the Board of Trustees. The closing price or the latest quoted bid price of a security may be unreliable if, among other things, a significant event occurs after the closing price or the latest bid price but before the Fund calculates its NAV that materially affects the value of the security. The Funds use various criteria, including a systematic evaluation of U.S. market moves after the close of foreign markets, in deciding whether a market quotation is unreliable and if so, what fair value to assign to the security. To determine the appropriate valuation method, the following factors that may be considered include, but are not limited to the following: (a) the fundamental analytical data relating to the investment; (b) the nature and duration of restrictions on disposition of the securities; (c) the evaluation of the forces which influence the market in which the securities are purchased; and (d) any other relevant factors. With respect to fair value of securities traded on foreign markets, the following factors may also be relevant: (a) value of foreign securities traded on foreign markets; (b) ADR trading; (c) closed-end fund trading: (d) foreign currency exchange activity; and (e) trading of financial products that are tied to baskets of foreign securities, such as World Equity Benchmark Shares (WEBS). In light of the judgment involved in fair valuation decisions, there can be no assurance that a fair value assigned to a particular security is accurate.

     Investments in Money Market Funds are valued at their net asset value as reported by the underlying fund.

     The Multi-Cap Global Value Fund and International Fund may use an independent service provider to review U.S. market moves after the close of foreign markets and provide these Funds with relevant data for their consideration in deciding whether to substitute fair values for foreign security market prices. This service provider applies a multi-factor methodology, which uses factors such as ADRs, sector indices and futures, to each foreign portfolio security as part of this process.

     Bonds and other fixed income securities may be valued on the basis of prices provided by a pricing service approved by the Board of Trustees. All assets and liabilities initially expressed in foreign currencies will be converted into U.S. dollars.

     To the extent a Fund has portfolio securities that are primarily listed on foreign exchanges that trade on weekends or other days when the Fund does not price its shares, the net asset value of the Fund's shares may change on days when shareholders will not be able to purchase or redeem the Fund's shares. Securities that are primarily traded on foreign exchanges may be valued with the assistance of a pricing service and are generally valued at the preceding closing price on such exchange unless this market quotation is determined to be unreliable.

     Over-the-counter securities are valued on the basis of the bid price at the close of business on each business day.

                            PURCHASE OF FUND SHARES

     Institutional Class shares offered in this Prospectus are sold at net asset value without a sales load. If you effect a transaction through a broker or other financial intermediary, the broker or financial intermediary may charge transaction fees on the purchase of Fund shares. Orders for the purchase of shares will be executed at the net asset value per share next determined after the order has been received in good order.

     Requests in "good order" include the following documents: (a) a letter of instruction, if required, signed by all registered owners of the shares in the exact names in which they are registered; (b) any required medallion signature guarantees (see "Medallion Signature Guarantees" below); and (c) other supporting legal documents, if required, in the case of estates, trusts, guardianships, custodianships, corporations, pension and profit sharing plans and other organizations.

     The following purchase procedures do not apply to certain fund or trust accounts that are managed or administered by the Adviser or its affiliates. The customer should consult his or her account representative for proper instructions.

     All funds received are invested in full and fractional shares of the appropriate Fund. Certificates for shares are not issued. The Funds reserve the right to reject any purchase. The Funds will not accept any third party or foreign checks.

MINIMUM PURCHASE AMOUNT

     To be eligible to purchase Institutional Class shares of the Fund, you must make a minimum initial investment of $1,000,000. There are no minimum subsequent investment requirements so long as you maintain account balances at or above the minimum initial investment amount. The minimum initial investment can be waived for: (1) an investor that purchases shares through a trust or investment account administered by the Adviser or its affiliates; (2) an employee or ex-employee of the Adviser; (3) an employee of the Adviser's affiliates, PFPC, any other service provider to the Funds, or any trust customer of the Adviser or its affiliates.

HOW TO PURCHASE SHARES

METHOD                                                    PROCEDURE
------                                                    ---------
By Mail        OPEN AN ACCOUNT   Complete the application and mail the application and your check made payable to Atlantic Whitehall Funds Trust (the
                                 "Trust") to:
                                   Atlantic Whitehall Funds
                                 P.O. Box 9815
                                 Providence, RI 02940-9840
                                 For overnight delivery, mail the application and your check made payable to the Trust to:
                                   Atlantic Whitehall Funds Trust
                                 c/o PFPC Inc.
                                 101 Sabin Street
                                 Pawtucket, RI 02680
               OPEN AN IRA       Shares of the Fund are available for purchase through
                                 Individual Retirement Accounts (IRAs) and Roth IRAs.
                                 Applications and further details about IRAs and Roth IRAs
                                 are available by calling 1-800-994-2533.
               SUBSEQUENT        Send in a check for the appropriate minimum amount (or more)
               PURCHASE          with your account name and number.
By Wire        OPEN AN ACCOUNT   For new accounts, call 1-800-994-2533 and an account number will be assigned to you.
                                 Call your bank with instructions to transmit Federal funds to:
                                   PNC Bank
                                 Pittsburgh, PA
                                 ABA No.: 031000053
                                 Account No.: 8606905003
                                 Attn: [Name of Fund]
                                 Account Name
                                 Account Number (as assigned)
                                 A wire for a Fund purchase must be received by the Trust by
                                 4:00 p.m. (Eastern time) for same day processing.
               SUBSEQUENT        A completed application must be sent by overnight delivery
               PURCHASE          to the Trust in advance of the wire to the address noted
                                 under "By Mail."
                                 Note: Your bank may charge a fee for handling the
                                 transaction.
                                 Call 1-800-994-2533
                                 Follow the instructions under "Open an account"
Automatic      OPEN AN ACCOUNT   With an initial investment, indicate on your application
Investment                       that you would like to participate in the Automatic
Plan                             Investment Plan and complete the appropriate section on the application.
               SUBSEQUENT        Subsequent investments will be drawn from your bank account
               PURCHASE          and invested into the Fund(s) automatically.
Institutional                    Bank trust departments and other institutional accounts may
Accounts                         place orders directly with the Trust by telephone at
                                 1-800-994-2533.
Through the                      Complete an application and contact your Atlantic Trust
Adviser                          representative or investment adviser with instructions as to the amount you wish to invest. They will then contact the
                                 Trust to place the order on your behalf on that day.
                                 Orders placed with your Atlantic Trust representative for
                                 the Funds must be received by 4:00 p.m. (Eastern time) for same day processing. You should receive written confirmation from the Trust of your order within a few days of receipt of instructions from your representative.

                           REDEMPTION OF FUND SHARES

     Shareholders may redeem their shares on any business day. Shares will be redeemed at the net asset value next determined after the Trust receives your redemption request in good order. If you effect a transaction through a broker or other financial intermediary, the broker or financial intermediary may charge transaction fees on the redemption of Fund shares. A redemption is a taxable transaction on which a gain or loss may be recognized.

     Where the shares to be redeemed have been purchased by check, the payment of redemption proceeds may be delayed if the purchasing check has not cleared, which may take up to 15 days. Shareholders may avoid this delay by investing through wire transfers of Federal funds.

     Once the shares are redeemed, the Trust will ordinarily send the proceeds by check to the shareholder at the address of record on the next business day. The Trust may, however, take up to seven days to make payment. If the New York Stock Exchange is closed (or when trading is restricted) for any reason other than the customary weekend or holiday closing or if an emergency condition as determined by the Securities and Exchange Commission (the "SEC") merits such action, the Trust may suspend redemptions or postpone payment dates.

HOW TO SELL SHARES

METHOD                                                   PROCEDURE
------                                                   ---------
By Mail                         Write a letter of instruction that includes:
                                - the Fund name, your account number, the name in which the account is registered and the dollar value or number of
                                  shares you wish to sell; and
                                - include all signatures and any additional documents that may be required as well as a medallion signature guarantee, if required.
                                Corporations, partnerships, trusts or other legal entities must submit additional documentation.
                                Mail your request to:
                                  Atlantic Whitehall Funds
                                P.O. Box 9815
                                Providence, RI 02940-9840
                                For overnight delivery, mail the letter of instruction to:
                                  Atlantic Whitehall Funds Trust
                                c/o PFPC Inc.
                                101 Sabin Street
                                Pawtucket, RI 02680
                                A check will be mailed to the name(s) and address in which the account is registered.
By Telephone                    If you have previously authorized redemption by telephone on your application or optional service form, call
                                1-800-994-2533.
                                You should be prepared to give the telephone representative the following information:
                                - your account number, social security number and account
                                  registration;
                                - the Fund name from which you are redeeming shares; and
                                - the dollar or share amount to be redeemed.
                                The Trust employs reasonable procedures to confirm that
                                instructions communicated are genuine and, if it does not, may be liable for any losses due to unauthorized or
                                fraudulent instructions. The procedures employed by the
                                Trust include tape recording of telephone instructions and requiring the information detailed above.

METHOD                                                   PROCEDURE
------                                                   ---------
                                Although other redemption methods may be used, telephone
                                redemption and telephone exchanges will be suspended for a period of 10 days following an address change made by
                                telephone.
                                You will receive your redemption payment in the form you
                                previously selected: check, deposit to your bank account, or wire transfer (for wire transfers, a fee will be charged).
By Wire                         You may redeem your shares by contacting the Fund by mail or telephone and instructing them to send a wire transmission to your personal bank.
                                Your instructions should include: (1) your account number, social security or tax identification number and account
                                registration; (2) the Fund name from which you are redeeming shares; and (3) the dollar or share amount to be redeemed.
                                Wire redemptions can be made only if the "yes" box has been checked on the application, and you attach a copy of a
                                voided check from the account where proceeds are to be
                                wired.
                                Note: Your bank may charge you a fee for receiving a wire
                                payment on your behalf.
By Systematic Withdrawal        Call 1-800-994-2533 to request an application to start the
                                Systematic Withdrawal Plan. Specify the amount and frequency of withdrawals (minimum of $100).
                                A minimum account balance of $10,000 is required and you
                                must have all dividends and distributions reinvested.
Through an Atlantic Trust       You may redeem your shares by contacting your Atlantic Trust
Representative or Authorized    representative or investment adviser and instructing him or
Investment Adviser              her to redeem your shares. The Adviser authorized agent will then contact the Fund and place a redemption trade on your behalf. A fee may be charged for this service.

     The above-mentioned services -- "By Telephone," "By Check," and "By
Wire" -- are not available for IRAs or Roth IRAs and trust relationships of the Adviser or its affiliates.

                            EXCHANGE OF FUND SHARES

     Shareholders may exchange shares of one Fund for shares of the same class of another mutual fund in the Atlantic Whitehall family of funds, subject to the exchange limits discussed under "Excessive Purchases and Redemptions or Exchanges" below. A shareholder should carefully read the information contained in the Prospectus describing the Atlantic Whitehall Fund into which the exchange will occur. The minimum amount for an initial exchange is $5,000. No minimum is required for subsequent exchanges. The Trust may terminate or amend the terms of the exchange privilege at any time, upon 60 days notice to shareholders.

     An exchange is taxable as a sale of a security on which a gain or loss may be recognized.

HOW TO EXCHANGE SHARES

METHOD                                                   PROCEDURE
------                                                   ---------
By Telephone                    If you have previously authorized the telephone exchange
                                option on your application, call 1-800-994-2533.
                                You should be prepared to give the telephone representative the following information:
                                - your account number, social security or tax identification number and account registration;
                                - the name of the Fund from and the Fund into which you wish to exchange; and
                                - the dollar or share amount to be exchanged.

METHOD                                                   PROCEDURE
------                                                   ---------
                                The conversation may be recorded to protect you and the
                                Trust.
  By Mail                       Write a letter of instruction that includes:
                                - your account number,
                                - the Fund from and the Fund into which you wish to
                                  exchange;
                                - the dollar or share amount you wish to exchange; and
                                - the signatures of all registered owners or authorized
                                  parties.
                                You must have held shares used in an exchange for at least
                                10 days before you can exchange into another Fund.
                                Mail your request to:
                                  Atlantic Whitehall Funds
                                P.O. Box 9815
                                Providence, RI 02940-9840
                                For overnight delivery, mail the letter of instruction to;
                                  Atlantic Whitehall Funds Trust
                                c/o PFPC Inc.
                                101 Sabin Street
                                Pawtucket, RI 02680

                  ADDITIONAL PURCHASE AND REDEMPTION INFORMATION

MEDALLION SIGNATURE GUARANTEES

     To protect shareholder accounts, the Funds, and their transfer agent from fraud, medallion signature guarantees are required to enable the Funds to verify the identity of the person who has authorized a redemption from an account.

     The Funds will require a medallion signature guarantee for any of the following:

     - any written redemption request for $50,000 or more;

     - redemptions when the proceeds are to be sent to someone other than the registered shareowner(s) or when proceeds are to be sent to an address other than the registered address; or

     - share transfer requests.

     A medallion signature guarantee may be obtained from a domestic bank or trust company, broker, dealer, clearing agency, savings association, or other financial institution which is participating in a medallion program recognized by the Securities Transfer Association. The three recognized medallion programs are Securities Transfer Agents Medallion Program (STAMP), Stock Exchanges Medallion Program (SEMP) and New York Stock Exchange, Inc. Medallion Signature Program (NYSE MSP). Signature guarantees from financial institutions which are not participating in one of these programs will not be accepted. Shareholders may contact the Funds at 1-800-994-2533 for further details.

RECEIPT OF PURCHASE AND REDEMPTION ORDERS BY SELECTED BROKERS OR THEIR DESIGNEES

     The Funds have authorized one or more brokers to accept purchase and redemption orders on the Funds' behalf. These brokers are, in turn, authorized to designate other intermediaries to accept purchase and redemption orders on the Funds' behalf. A Fund will be deemed to have received a purchase or redemption order when an authorized broker or, if applicable, a broker's authorized designee, accepts the order. Purchase and redemption orders received in this manner will be priced at a Fund's net asset value next computed after they are accepted by an authorized broker or the broker's authorized designee. Please note that the Securities and Exchange Commission has proposed rules that, if adopted, would require a change in these procedures.

SELLING RECENTLY PURCHASED SHARES

     Redemption proceeds from recently purchased Fund shares that have been paid for by check may be delayed until there is a reasonable belief that your check has cleared. This may take up to fifteen calendar days after we receive your check. If you think you may wish to redeem your newly purchased shares within fifteen calendar days, you should pay for your shares by Federal funds wire transfer.

ACCOUNT MINIMUM

     You must keep at least $500 worth of shares in your account to keep the account open. If, after giving you thirty days prior written notice, your account value is still below $500 we may redeem your shares and send you a check for the redemption proceeds.

RIGHT TO REDEEM IN KIND

     All redemptions of Fund shares shall be made in cash. However, this commitment applies only to redemption requests made by a Fund shareholder during any 90-day period of up to the lesser of $250,000 or 1% of the net asset value of the Fund at the beginning of such period. If a redemption request exceeds these amounts, a Fund may make full or partial payment in securities or other assets.

ACCOUNT SERVICES

     All transactions in Fund shares will be reflected in a statement for each shareholder. In those cases where a nominee is a shareholder of record for shares purchased for its customer, the nominee decides whether the statement will be sent to the customer.

FUND DISTRIBUTIONS

     In general, each Fund intends to distribute to its shareholders substantially all of its net investment income and realized capital gains, if any. The Growth Fund, Mid-Cap Growth Fund, Multi-Cap Global Value Fund, International Fund and Equity Income Fund will make distributions of any net investment income at least annually. Each Fund generally will make distributions of any realized capital gains at least annually.

     Distributions will be paid in additional Fund shares based on the net asset value at the close of business on the payment date of the distribution, unless the shareholder elects in writing, at least five full business days before the record date, to receive such distributions in cash. Distributions for a given month will be paid within five business days after the end of such month.

     If you elect to receive distributions in cash and checks are (1) returned and marked as "undeliverable" or (2) remain uncashed for six months, your cash election will be changed automatically. Your future distributions will be reinvested in the Fund at the per share net asset value determined as of the day the distribution is paid. In addition, any undeliverable checks or checks that remain uncashed for six months will be canceled and will be reinvested in the Fund at the per share net asset value determined as of the date of cancellation.

                EXCESSIVE PURCHASES AND REDEMPTIONS OR EXCHANGES

     The interests of a Fund's shareholders and a Fund's ability to manage its investments may be adversely affected by excessive purchases and redemptions or exchanges of Fund shares over the short term (often referred to as "market timing"). Examples of market timing include switching money into funds when their share prices are expected to rise and taking money out when their share prices are expected to fall, and switching from one fund to another and then back again after a short period of time. As money is shifted in and out, a Fund may incur expenses for buying and selling securities. When large dollar amounts are involved, excessive trading may disrupt efficient implementation of a Fund's investment strategies or negatively impact Fund performance. For example, the Adviser or a Fund's Sub-Adviser might have to maintain more of a Fund's assets in cash or sell portfolio securities at inopportune times to meet unanticipated redemptions. These costs are generally borne by all shareholders, including long-term shareholders who do not generate these costs. By realizing profits through short-term trading, shareholders that engage in excessive purchases and redemptions or exchanges of Fund shares may dilute the value of shares held by long-term shareholders.

     The Funds are not intended to be used as a vehicle for short-term trading, and the Board of Trustees has adopted and implemented policies and procedures designed to discourage, detect and prevent frequent purchases and redemptions or exchanges of Fund shares in order to protect long-term shareholders of the Funds. If you intend to engage in such practices, we request that you do not purchase shares of any of the Funds

     Each Fund reserves the right to reject any purchase or exchange order, which it reasonably determines to be in connection with market timing or excessive trading, including any purchase or exchange order accepted by any investor's financial intermediary firm. The Funds will generally consider eight exchanges in or out of a Fund per calendar year to be evidence of marketing timing or excessive trading by a shareholder. If a Fund or the distributor determines, in its sole discretion, that a shareholder's short-term trading activity is excessive (regardless of whether or not such shareholder exceeds such guidelines), it may, in its discretion, reject any additional purchase and exchange orders. In addition, the Funds and the distributor reserve the right to impose other conditions on purchases or exchanges or to close or otherwise limit accounts based on a history of frequent purchases and redemptions of Fund shares that could adversely affect a Fund or its operations, including those from any individual or group who, in a Fund's judgment, is likely to harm Fund shareholders. The Funds may permit short-term purchases or exchanges that it believes, in the exercise of its judgment, are not disruptive.

     The Funds, through the Adviser, Sub-Advisers and the distributor, maintain surveillance procedures to detect excessive or frequent trading in Fund shares. As part of this surveillance process, the Funds examine transactions in Fund shares that exceed certain numerical limits within a specified period of time, as discussed above. The Fund may consider the history of trading activity in all accounts known to be under common ownership, control, or influence. If the Fund detects frequent or excessive short-term trading in an account as a result of its surveillance or any other information available, a "block" may be placed on the account to restrict it from future purchases or exchanges in the account. The Funds may modify their surveillance procedures and criteria from time to time without prior notice, as necessary or appropriate to improve the detection of excessive or frequent trading or to address specific circumstances.

     While the Funds discourage excessive short-term trading, there is no assurance that it will be able to detect market timing activity or participants engaging in such activity, or, if it is detected, to prevent its recurrence. The Funds' ability to reasonably detect all such trading may be limited, for example, where such trading is conducted through omnibus and similar account arrangements. In the case of omnibus accounts there is no assurance that each financial intermediary that carries an omnibus account will cooperate with the Funds to assist in monitoring and detecting market timing and excessive trading activities. Where a financial intermediary does not cooperate, the Funds may review and determine whether it is in the best interest of the Funds to continue to maintain a selling agreement with such financial intermediary, or whether such agreement should be terminated. The Funds have no arrangements to permit or accommodate frequent or excessive short-term trading.

                                TAX INFORMATION

     The following discussion regarding federal income taxes is based upon laws that were in effect as of the date of this Prospectus and summarizes only some of the important federal income tax considerations affecting the Fund and you as a shareholder. It does not apply to foreign or tax-exempt shareholders or those holding Fund shares through a tax-advantaged account such as an IRAs This discussion is not intended as a substitute for careful tax planning. You should consult your tax advisor about your specific tax situation. Please see the Statement of Additional Information for additional federal income tax information.

     Distributions from a Fund's ordinary income and net short-term capital gain, if any, generally will be taxable to you as ordinary income. Distributions from a Fund's net long-term capital gain, if any, generally will be taxable to you as long-term capital gain. An individual's net long-term capital gain is subject to a reduced, maximum 15% rate of tax. Also, if you're an individual Fund shareholder, your distributions attributable to dividends received by a Fund from certain U.S. and foreign corporations generally will be taxed at a maximum 15% tax rate, as long as certain holding period requirements are met by you for your Fund shares and the Fund for its investment in stock producing such dividends. Absent further legislation, these reduced rates of tax will expire after December 31, 2008. Corporate shareholders may be able to deduct a portion of their distributions when determining their taxable income.

     Distributions from a Fund normally will be taxable to you when paid, whether you take distributions in cash or automatically reinvest them in additional Fund shares. However, distributions declared to Fund shareholders of record on a day in October, November or December of one year and distributed in January of the following year will be taxable to you as if they were paid on December 31 of the first year. Following the end of each year, we will notify you of the federal income tax status of your distributions for the year.

     If more than 50% of the Fund's total assets at the close of its taxable year consist of securities of non U.S. companies, the Fund can file an election with the IRS which requires you to include a pro rata portion amount of the Fund's foreign withholding taxes in your gross income, and treat such amount as foreign taxes paid by you. In general, you can either deduct such taxes in computing your taxable income or claim such amount as a foreign tax credit against your federal income tax liability, subject to certain limitations. We expect the International Fund and Multi-Cap Global Value Fund may be eligible for the election, but we can't assure that they will make the election for any year.

     If you buy shares of a Fund shortly before it makes a distribution, the distribution will, in effect, be a taxable return of part of your investment. Similarly, if you buy shares of a Fund when it holds appreciated securities, you will receive a taxable return of part of your investment if and when the Fund sells the appreciated securities and realizes and distributes the gain. The Funds have the potential to build up high levels of unrealized appreciation.

     Your redemptions (including redemptions-in-kind) and exchanges of Fund shares ordinarily will result in a taxable capital gain or loss, depending on the amount you receive for your shares (or are deemed to receive in the case of exchanges) and the amount you paid (or are deemed to have paid) for them. Such capital gain or loss generally will be long-term capital gain or loss if you have held the redeemed or exchanged Fund shares for more than one year at the time of redemption or exchange. In certain circumstances, losses realized on the redemption or exchange of Fund shares may be disallowed.

     In certain circumstances, Fund shareholders may be subject to backup withholding taxes.

                           DISTRIBUTION ARRANGEMENTS

     The Funds do not charge up-front or deferred sales charges. The Institutional Class shares of the Fund also do not pay any Rule 12b-1 fees. PFPC Distributors, Inc. serves as the Funds' distributor.

                              FINANCIAL HIGHLIGHTS

     These financial highlights tables are intended to help you understand each Fund's financial performance. The total returns in these tables represent the rate that an investor would have earned or lost on an investment in a Fund (assuming reinvestment of all dividends and distributions and does not reflect any taxes that a shareholder would pay on Fund distributions or the redemption of shares). The information has been audited by Ernst & Young LLP, whose report, along with the Funds' financial statements, is included in the annual report, which is incorporated by reference and available upon request.

     No financial highlights are provided for the Equity Income Fund because the Fund did not commence operations until December 1, 2005.

                                                                   GROWTH FUND, INSTITUTIONAL CLASS
                                                          --------------------------------------------------
                                                            YEAR ENDED       YEAR ENDED       PERIOD ENDED
                                                           NOVEMBER 30      NOVEMBER 30,      NOVEMBER 30,
                                                               2005             2004             2003(A)
                                                          --------------   ---------------   ---------------
NET ASSET VALUE,
Beginning of the Year...................................     $ 15.55           $ 15.63           $ 14.72
                                                             -------           -------           -------
Income (Loss) from Investment Operations:
  Net investment income (loss)..........................          --(c)             --(c)          (0.02)
                                                             -------           -------           -------
  Net realized and unrealized gain (loss) on investment
     transactions.......................................        1.10             (0.08)             0.93
                                                             -------           -------           -------
  Total income (loss) from investment operations........        1.10             (0.08)             0.91
                                                             -------           -------           -------
Less Distributions from:
  Realized gains........................................       (1.41)               --                --
  Total Distributions...................................       (1.41)               --                --
                                                             -------           -------           -------
Net change in net asset value per share.................       (0.31)            (0.08)             0.91
                                                             -------           -------           -------
NET ASSET VALUE,
End of Year.............................................     $ 15.24           $ 15.55           $ 15.63
                                                             =======           =======           =======
Total Return(b).........................................       7.45%             (0.51)%            6.18%(d)
Ratios/Supplemental Data:
  Net Assets at the end of year (in thousands)..........     $24,881           $40,785           $17,519
Ratios to average net assets:
  Expenses before waivers...............................        1.25%             1.26%             1.29%
  Expenses net of waivers...............................        1.10%             1.14%             1.14%
  Net investment income (loss) (net of waivers).........       (0.02)%            0.03%            (0.56)%
Portfolio Turnover Rate.................................          36%               41%               14%(e)

---------------

(a) Atlantic Whitehall Growth Fund, Institutional Class commenced investment operations on August 20, 2003.

(b) Total return is based on the change in net asset value during the period and assumes reinvestment of all dividends and distributions. Total return does not reflect the deduction of taxes that a Shareholder would pay on fund distributions or the redemption of fund shares.

(c)  Represents less that $0.005 per share.

(d)  Not annualized.

(e)  Portfolio turnover rate excludes the effect of redemptions in kind.

                                                                       MID-CAP GROWTH,
                                                                     INSTITUTIONAL CLASS
                                                              ---------------------------------
                                                                YEAR ENDED       PERIOD ENDED
                                                               NOVEMBER 30,      NOVEMBER 30,
                                                                   2005             2004(A)
                                                              ---------------   ---------------
NET ASSET VALUE,
Beginning of the Year.......................................     $  10.65           $ 10.00
                                                                 --------           -------
Income from Investment Operations:
  Net investment loss.......................................        (0.05)            (0.05)
  Net realized and unrealized gain on investment
     transactions...........................................         1.09              0.70
                                                                 --------           -------
  Total income from investment operations...................         1.04              0.65
                                                                 --------           -------
Net change in net asset value per share.....................         1.04              0.65
                                                                 --------           -------
NET ASSET VALUE,
End of Year.................................................     $  11.69           $ 10.65
                                                                 ========           =======
Total Return(b).............................................         9.77%             6.50%(c)
Ratios/Supplemental Data:
  Net Assets at the end of year (in thousands)..............     $100,385           $46,358
Ratios to average net assets:
  Expenses before waivers...................................         1.23%             1.30%
  Expenses net of waivers...................................         1.23%             1.30%
  Net investment loss (net of waivers)......................        (0.67)%           (0.81)%
Portfolio Turnover Rate.....................................           25%               18%(c)

---------------

(a) Atlantic Whitehall Mid-Cap Growth Fund, Institutional Class commenced investment operations on March 1, 2004.

(b) Total return is based on the change in net asset value during the period and assumes reinvestment of all dividends and distributions. Total return does not reflect the deduction of taxes that a Shareholder would pay on fund distributions or the redemption of fund shares.

(c)  Not annualized.

                                                                   MULTI-CAP GLOBAL VALUE,
                                                                     INSTITUTIONAL CLASS
                                                              ---------------------------------
                                                                YEAR ENDED       PERIOD ENDED
                                                               NOVEMBER 30,      NOVEMBER 30,
                                                                   2005             2004(A)
                                                              ---------------   ---------------
NET ASSET VALUE,
Beginning of the Year.......................................      $ 10.40           $ 10.00
                                                                  -------           -------
Income from Investment Operations:
  Net investment income.....................................         0.05              0.04
  Net realized and unrealized gain on investment and foreign
     currency transactions..................................         0.87              0.36
                                                                  -------           -------
  Total income from investment operations...................         0.92              0.40
                                                                  -------           -------
Less Distributions from:
  Net investment income.....................................        (0.04)               --
  Realized gains............................................        (0.01)               --
                                                                  -------           -------
  Total Distributions.......................................        (0.05)               --
                                                                  -------           -------
Net change in net asset value per share.....................         0.87              0.40
                                                                  -------           -------
NET ASSET VALUE,
End of Year.................................................      $ 11.27           $ 10.40
                                                                  =======           =======
Total Return(b).............................................          8.91%            4.00%(c)
Ratios/Supplemental Data:
  Net Assets at the end of year (in thousands)..............      $18,919           $18,548
Ratios to average net assets:
  Expenses before waivers...................................         1.64%             1.54%
  Expenses net of waivers...................................         1.30%             1.30%
  Net investment income (net of waivers)....................         0.39%             0.49%
Portfolio Turnover Rate.....................................           59%               76%(c)

---------------

(a) Atlantic Whitehall Multi-Cap Global Value Fund, Institutional Class commenced investment operations on March 1, 2004.

(b) Total return is based on the change in net asset value during the period and assumes reinvestment of all dividends and distributions. Total return does not reflect the deduction of taxes that a Shareholder would pay on fund distributions or the redemption of fund shares.

(c)  Not annualized.

                                                                          INTERNATIONAL FUND,
                                                                          INSTITUTIONAL CLASS
                                                          ---------------------------------------------------
                                                            YEAR ENDED        YEAR ENDED       PERIOD ENDED
                                                           NOVEMBER 30,      NOVEMBER 30,      NOVEMBER 30,
                                                               2005              2004             2003(A)
                                                          ---------------   ---------------   ---------------
NET ASSET VALUE,
Beginning of the Year...................................     $  13.01          $  10.55          $  10.00
                                                             --------          --------          --------
Income from Investment Operations:
  Net investment income.................................         0.17              0.11              0.01
  Net realized and unrealized gain on investment and
     foreign currency transactions......................         1.09              2.40              0.54
                                                             --------          --------          --------
  Total income from investment operations...............         1.26              2.51              0.55
                                                             --------          --------          --------
Less Distributions from:
  Net investment income.................................        (0.10)               --                --
  Realized gains........................................        (0.52)            (0.05)               --
                                                             --------          --------          --------
  Total Distributions...................................        (0.62)            (0.05)               --
                                                             --------          --------          --------
Net change in net asset value per share.................         0.64              2.46              0.55
                                                             --------          --------          --------
NET ASSET VALUE,
End of Year.............................................     $  13.65          $  13.01          $  10.55
                                                             ========          ========          ========
Total Return(b).........................................         9.96%            23.88%             5.50%(c)
Ratios/Supplemental Data:
  Net Assets at the end of year (in thousands)..........     $181,892          $187,470          $157,864
Ratios to average net assets:
  Expenses..............................................         1.53%             1.60%             1.50%
  Net investment income.................................         1.16%             0.94%             0.26%
Portfolio Turnover Rate.................................           34%               37%               12%(c)

---------------

(a) Atlantic Whitehall International Fund, Institutional Class commenced investment operations on September 5, 2003.

(b) Total return is based on the change in net asset value during the period and assumes reinvestment of all dividends and distributions. Total return does not reflect the deduction of taxes that a Shareholder would pay on fund distributions or the redemption of fund shares.

(c)  Not annualized.

                          THE ATLANTIC WHITEHALL FUNDS

                The following notice does not constitute part of
                        and is not incorporated into the
               Prospectus for the Atlantic Whitehall Funds Trust.

                         Atlantic Whitehall Funds Trust
                            PFPC Distributors, Inc.

                      NOTICE OF PRIVACY POLICY & PRACTICES

     Atlantic Whitehall Funds Trust (the "Trust") recognizes and respects your right to privacy.(4) We are providing this notice to you so that you will know what kinds of information we collect about our customers and the circumstances in which that information may be disclosed to third parties who are not affiliated with the Trust.

COLLECTION OF CUSTOMER
INFORMATION                      We collect nonpublic personal information about
                                 our customers from the following sources:

                                   - Account Applications and other forms, and
                                     correspondence (written, telephonic or
                                     electronic) with the Trust or service
                                     providers to the Trust. Information
                                     gathered from these sources may include a customer's name, address, social security number, and information about a customer's investment goals and risk tolerance; and

                                   - Account History, including information
                                     about the transactions and balances in a customer's accounts.

DISCLOSURE OF CUSTOMER
INFORMATION                      We may disclose all of the information
                                 described above to certain third parties who are not affiliated with the Trust under one or more of these circumstances:

                                   - As Authorized -- if you request or
                                     authorize the disclosure of the
                                     information;

                                   - As Permitted by Law -- for example, sharing
                                     information with companies who maintain or service customer accounts for the Trust is permitted and is essential for us to provide shareholders with necessary or useful services with respect to their accounts; and

                                   - Under Joint Agreements -- we may also share
                                     the information described above with
                                     companies that perform marketing services on our behalf or to other financial institutions with whom we have joint marketing agreements.

SECURITY OF CUSTOMER
INFORMATION                      We require service providers to the Trust:

                                   - To maintain policies and procedures
                                     designed to assure only appropriate access to, and use of information about customers of the Trust; and

                                   - To maintain physical, electronic and
                                     procedural safeguards that comply with
                                     federal standards to guard non-public
                                     personal information of customers of the Trust.

---------------

     (4) For purposes of this notice, the terms "customer" or "customers" includes shareholders of the Trust and individuals who provide nonpublic personal information to the Trust, but do not invest in the Trust's shares.

     When information about the Trust's customers is disclosed to nonaffiliated third parties, we require that the third party maintain the confidentiality of the information disclosed and limit the use of information by the third party solely to the purposes for which the information is disclosed or as otherwise permitted by law. Access to information about our customers is limited to those employees who need to know that information to service your account or to carry out the purpose for which the information is disclosed.

     We will adhere to the policies and practices described in this notice regardless of whether you are a current or former shareholder of the Trust.

                              FOR MORE INFORMATION

     Additional information about the Funds is included in a Statement of Additional Information dated April 1, 2006 (the "SAI"). The SAI is incorporated by reference into this Prospectus and, therefore, is legally a part of this Prospectus.

     Information about each Fund's investments is available in the Funds' annual and semi-annual reports to shareholders. In the Funds' annual report, you will find a discussion of the market conditions and investment strategies that significantly affected each Fund's performance during its last fiscal year.

     You may make inquiries about the Funds or obtain a copy of the SAI, or of the annual or semi-annual reports, without charge by calling 1-800-994-2533. These documents are also available at http://www.atlanticwhitehallfunds.com.

     Information about the Funds (including the SAI) can be reviewed and copied at the SEC Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling the SEC at 1-202-942-8090. Reports and other information about the Funds are available on the EDGAR Database on the SEC's Internet site at http://www.sec.gov. You may request documents from the SEC, upon payment of a duplicating fee, by electronic request at publicinfo@sec.gov, or by writing to the Securities and Exchange Commission, Public Reference Section, Washington, DC 20549-0102. To aid you in obtaining this information, the Funds' 1940 Act registration number is 811-8738.

                         ATLANTIC WHITEHALL FUNDS TRUST

INVESTMENT ADVISER
Stein Roe Investment Counsel, Inc.
One South Wacker Drive, Suite 3500
Chicago, Illinois 60606

SUB-ADVISER
INVESCO Global Asset Management (N.A.)
1355 Peachtree Street, NE, Suite 250
Atlanta, Georgia 30309

AIM Funds Management Inc.
5140 Yonge Street, Suite 900
Toronto, Ontario M2N6X7 Canada

ADMINISTRATOR
PFPC Inc.
4400 Computer Drive
Westborough, MA 01581

DISTRIBUTOR
PFPC Distributors, Inc.
760 Moore Road
King of Prussia, PA 19406

CUSTODIAN
State Street Bank and Trust Company
150 Newport Ave.
North Quincy, MA 02171

COUNSEL
Dechert LLP
1775 I Street, NW
Washington, D. C. 20006

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
Ernst & Young LLP
5 Times Square
New York, NY 10036

WEBSITE
WWW.ATLANTICWHITEHALLFUNDS.COM

                            Atlantic Whitehall logo

          50 Rockefeller Plaza, 15(th) Floor, New York, NY 10020-1605
                 800 994 2533 - www.atlanticwhitehallfunds.com

                                          Atlantic Whitehall logo

Atlantic Whitehall Growth Fund

Distributor Class Shares
Prospectus                  April 1, 2006
The Securities and Exchange
Commission has not
approved or disapproved these
securities or passed
upon the adequacy of this prospectus.
Any
representation to the contrary is a
criminal offense.

                               TABLE OF CONTENTS

                                                              PAGE
                                                              ----
Fund Description
  Atlantic Whitehall Growth Fund............................    1
ADDITIONAL INFORMATION ON PRINCIPAL STRATEGIES..............    5
ADDITIONAL INFORMATION ON PRINCIPAL RISKS...................    5
PORTFOLIO HOLDINGS DISCLOSURE...............................    5
MANAGEMENT OF THE FUND......................................    5
PRICING OF FUND SHARES......................................    6
PURCHASE OF FUND SHARES.....................................    7
REDEMPTION OF FUND SHARES...................................    9
EXCHANGE OF FUND SHARES.....................................   11
ADDITIONAL PURCHASE AND REDEMPTION INFORMATION..............   12
EXCESSIVE PURCHASES AND REDEMPTIONS OR EXCHANGES............   13
FUND DISTRIBUTIONS..........................................   14
TAX INFORMATION.............................................   14
DISTRIBUTION ARRANGEMENTS...................................   15
FINANCIAL HIGHLIGHTS........................................   17
NOTICE OF PRIVACY POLICY & PRACTICES........................   18
FOR MORE INFORMATION........................................   19

ATLANTIC WHITEHALL GROWTH FUND

INVESTMENT OBJECTIVE:

     To provide long-term capital appreciation.

PRINCIPAL INVESTMENT STRATEGIES:

     The Atlantic Whitehall Growth Fund (the "Growth Fund" or the "Fund") intends to invest primarily in a diversified portfolio of common stocks of publicly-traded, U.S. companies. The Fund may also invest in the common stock, convertible securities, preferred stocks and warrants of any U.S. company, the equity securities of foreign companies (if traded "over-the-counter") and American depositary receipts ("ADRs"). At all times, at least 65% of the Fund's total assets will consist of one or more of the aforementioned types of securities.

     For risk management and cash management purposes, the Fund may hold debt obligations, U.S. Government securities, or cash or cash equivalents. The Fund has the ability to invest up to 25% of its total assets in debt obligations in the top four rating categories as measured by Moody's Investors Services, Inc. or Standard & Poor's Ratings Group. Except for temporary or defensive purposes, the Fund will not hold more than 20% of its total assets in the form of cash or cash equivalents at any given time.

     The Fund normally pursues its objective by investing primarily in a core group of 40-55 common stocks selected for their growth potential. Each stock selected by the Fund will be based on certain factors, including but not limited to: (1) the company's fundamental business outlook and competitive position, (2) the valuation of the security relative to its own historical norms, to the industry in which the company competes, and to the market as a whole, and (3) the momentum of earnings growth expected to be generated by the company. The Fund may invest in securities without regard to market capitalization, but places an emphasis on high-quality large capitalization companies with above
average growth prospects.     .

PRINCIPAL RISKS:

     - INVESTORS MAY LOSE MONEY. AN INVESTMENT IN THE FUND IS NOT A DEPOSIT OF A BANK AND IT IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY.

     - The Fund is subject to market risk since the market value of the Fund's investments will fluctuate as the stock market fluctuates. Market risk may affect a single issuer, industry or section of one economy or it may affect the market as a whole.

     - The Fund may invest in small or mid-sized companies, which may involve greater risk than investment in larger companies due to such factors as limited product lines, market and financial or managerial resources, and uses frequently traded securities that may be subject to more abrupt price movements than securities of larger companies.

     - The net asset value ("NAV") of the Fund will change with changes in the market value of its portfolio positions.

     - Because the Fund may invest up to 25% of its total assets in debt obligations, the Fund is subject to interest rate risk. Rising interest rates cause the prices of debt obligations to decrease. Securities with longer maturities can be more sensitive to interest rate changes. In effect, the longer the maturity of a security, the greater the impact a change in interest rates could have on the security's price.

     - The Fund is subject to the risk that an investment strategy used by the Fund's investment adviser may fail to produce the intended result.

     - Because the Fund may invest in non-U.S. dollar-denominated equity securities, the Fund is subject to the risks of international investing. The risks of international investing include, but are not limited to, currency exchange rate volatility, political, social or economic instability, and differences in taxation (including potentially confiscatory levels of taxation), auditing and other financial practices.

     - The Fund is subject to credit risk, which is the risk that the issuer of a security, or counterparty to a contract, will default or otherwise be unable to honor a financial obligation.

     For more information on the risks of investing in the Fund, please see "Additional Information on Principal Risks" herein.

PRIOR PERFORMANCE

     The bar chart and table that follow provide an indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year, and by showing how the Fund's average annual returns for one year, five years and ten years compare to those of a broad-based securities market index. Fee waivers and expense reimbursements that were applicable during the indicated periods are reflected in both the chart and the table. Without these fee waivers and expense reimbursements, the Fund's performance would have been lower. How the Fund has performed in the past (before and after taxes) is not necessarily an indication of how it will perform in the future.

                             CALENDAR YEAR RETURNS

                                  [BAR CHART]

     During the period shown in the bar chart, the highest return for a quarter was 28.29% (quarter ended December 31, 1998) and the lowest return for a quarter was (21.06)% (quarter ended September 30, 2001).

                          AVERAGE ANNUAL TOTAL RETURNS

                                                              (FOR THE PERIODS ENDED
                                                                DECEMBER 31, 2005)
                                                         ---------------------------------
                                                         ONE YEAR   FIVE YEARS   TEN YEARS
                                                         --------   ----------   ---------
Growth Fund
Return Before Taxes....................................    4.35%      (2.78)%      9.02%
Return After Taxes on Distributions....................    1.80%      (3.52)%      7.02%
Return After Taxes on Distributions and Sale of
  Fund Shares..........................................    6.26%      (2.35)%      7.14%
S&P 500 Index*.........................................    4.91%       0.54%       9.07%

---------------

* This index is a widely recognized index of 500 stocks designed to reflect the overall equity market's industry weightings. The index is unmanaged and does not incur the fees associated with a mutual fund, such as investment management and fund administration fees. The index does not reflect deductions for fees, expenses or taxes.

     After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or those who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or Individual Retirement Accounts.

FEE TABLE

     This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)

                                                              GROWTH FUND
                                                              -----------
Maximum Sales Charge (Load) Imposed on purchases (as a
  percentage of offering price).............................       None
Maximum Deferred Sales Charge (Load) (as a percentage of
  redemption proceeds)......................................       None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends
  (as a percentage of offering price).......................       None
Redemption Fee..............................................       None
Exchange Fee................................................       None
ANNUAL FUND OPERATING EXPENSES
(expenses that are deducted from the Fund's assets)
Management Fees.............................................       0.85%
Distribution (12b-1) Fees...................................       0.25%
Other Expenses..............................................       0.40%
                                                                -------
Total Annual Fund Operating Expenses........................       1.50%
Less: Management Fee Waiver.................................       0.15%
                                                                -------
Net Expenses................................................       1.35%(1)
                                                                =======

---------------

(1) The Fund's investment adviser has agreed to contractually waive and/or reimburse its management fee to the extent necessary to maintain the Fund's net expenses at 1.35% until March 31, 2007. Any waivers and/or reimbursements made by the investment adviser with respect to the Fund are subject to recoupment from the Fund within the following three years, provided that the Fund is able to pay the investment adviser and remain in compliance with the foregoing expense limitation.

EXAMPLE

     This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that:

     - You invest $10,000 in the Fund for the time periods indicated;

     - You redeem all of your shares at the end of each time period;

     - Your investment has a hypothetical 5% return each year;

     - The Fund's operating expenses for the one year period are calculated net of any contractual fee waivers and/or expenses assumed, and the Fund's operating expenses for the three year, five year and ten year periods, as applicable, do not reflect any further fee waivers and/or expenses assumed.

     The example is for comparison purposes only. Actual return and expenses will be different and the Fund's performance and expenses may be higher or lower. Based on the above assumptions, your costs for the Fund would be:

        1 YEAR                  3 YEARS                 5 YEARS                10 YEARS
        ------                  -------                 -------                --------
         $137                    $459                    $804                   $1,778

                 ADDITIONAL INFORMATION ON PRINCIPAL STRATEGIES

     Temporary or Defensive Positions. For temporary or defensive purposes (as well as other purposes), the Fund may invest up to 100% of its assets in fixed income securities, money market securities, certificates of deposit, bankers' acceptances, commercial paper or in equity securities which in the investment adviser's opinion are more conservative than the types of securities in which the Fund typically invests. To the extent the Fund is engaged in temporary defensive investments, it will not be pursuing its investment objective.

     Portfolio Turnover. The Fund's portfolio turnover rate is included in the Financial Highlights section of this Prospectus. A higher rate of portfolio turnover by the Fund could have a negative impact on the Fund's performance by increasing brokerage and other expenses, which must be borne by the Fund and its shareholders. High portfolio turnover by the Fund also may result in the realization of substantial net short-term capital gains by the Fund, which, when distributed, are taxable to shareholders as ordinary income.

                   ADDITIONAL INFORMATION ON PRINCIPAL RISKS

     The Fund may not be able to prevent or lessen the risk of loss that is involved in investing in particular types of securities. To the extent the Fund may invest in the securities of issuers in a foreign country, which involves special risks and considerations not typically associated with investing in U.S. issuers. There may be less publicly available information about a foreign issuer than about a domestic issuer. Foreign issuers also are not generally subject to uniform accounting, auditing and financial reporting standards comparable to those applicable to domestic issuers. In addition, with respect to certain foreign countries, interest may be withheld at the source under foreign income tax laws, and there is a possibility of expropriation or confiscatory taxation, political or social instability or diplomatic developments that could adversely affect investments in securities of issuers located in those countries. Investments in ADRs also present many of the same risks as foreign securities. Foreign investment risk may be particularly high to the extent that the Fund invests in emerging market securities of issuers based in countries with developing markets. These securities may present market, credit, currency, liquidity, legal, political and other risks different from or greater than the risks of investing in developed countries.

     For more information on the risks of investing in the Fund, please see the Fund's Statement of Additional Information, which is available without charge by calling 1-800-994-2533.

                         PORTFOLIO HOLDINGS DISCLOSURE

     A description of the Fund's policies and procedures with respect to the disclosure of the Fund's portfolio securities is available in the Fund's Statement of Additional Information. The complete portfolio holdings for the Fund is available at http://www.atlanticwhitehallfunds.com no earlier than 15 days after each month-end. The Fund's complete portfolio holdings will remain available until the next month's data is posted.

                             MANAGEMENT OF THE FUND

     The business and affairs of the Fund are managed under the direction of the Board of Trustees.

THE INVESTMENT ADVISER

  STEIN ROE INVESTMENT COUNSEL, INC.

     Stein Roe Investment Counsel, Inc. (the "Adviser"), a registered investment adviser, provides investment advisory services to the Fund. The Adviser's principal office is located at One South Wacker Drive, Suite 3500, Chicago, Illinois 60606. As of December 31, 2005, as part of the Atlantic Trust Private Wealth Management Division ("ATPWM"), the Adviser managed approximately $8.8 billion in assets of ATPWM's $16.2 billion in assets. The entities comprising ATPWM manage wealth for individuals and families, and provide asset management services to foundations and endowments.

     The Adviser is a wholly-owned subsidiary of AMVESCAP PLC ("AMVESCAP"). AMVESCAP is a leading independent global investment manager dedicated to helping people worldwide build their financial security. Operating under the AIM, INVESCO, and Atlantic Trust brands, AMVESCAP strives to deliver outstanding investment performance and service through a comprehensive array of products for individual and institutional clients in more than 100 countries. AMVESCAP had approximately $386.3 billion in assets under management as of December 31, 2005. The company is listed on the London, New York, Paris and Toronto stock exchanges with the symbol AVZ.

     For the investment advisory services provided to the Fund, the Adviser receives a fee based on the average daily net assets of the Fund at an annual rate of 0.85%. After fee waivers, the Adviser received 0.70% based on average daily net assets of the Fund for the fiscal year ended November 30, 2005.

     A discussion regarding the basis for the Board of Trustees approving the Investment Advisory Agreement of the Fund is available in the Fund's Annual Report covering the period from December 1, 2004 to November 30, 2005.

THE PORTFOLIO MANAGERS

     The Adviser utilizes a team approach with respect to the management of the Fund. As such, the day-to-day portfolio management of the Fund is the responsibility of the members of the investment teams of the Adviser. Senior investment professionals of the Adviser include Jeff Thomas and Fred Weiss. Messrs. Thomas and Weiss are the lead portfolio managers of the Fund.

     Mr. Thomas is the Chief Investment Officer with 32 years of investment experience including 19 years with the Adviser. He focuses primarily on the media, telecom and financial services sectors. Mr. Weiss is a Senior Investment Manager with 29 years of investment experience of which 16 years are with the Adviser. He focuses primarily on the technology and health care sectors.

     Please see the Statement of Additional Information for additional information about the Portfolio Managers' compensation, other accounts managed by the Portfolio Managers and the Portfolio Managers' ownership of securities in the Fund.

                             PRICING OF FUND SHARES

     The Fund's shares are priced at net asset value. The net asset value per share of the Fund is calculated at the close of regular trading hours of the New York Stock Exchange, which is normally at 4:00 p.m. (Eastern time), Monday through Friday, on each day that the New York Stock Exchange is open for trading. Currently, the New York Stock Exchange is closed for trading on the following business holidays: New Year's Day, Martin Luther King, Jr.'s Birthday, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. The net asset value per share of the Fund is computed by dividing the value of the Fund's net assets (i.e., the value of the assets less the liabilities) by the total number of the Fund's outstanding shares. All expenses, including fees paid to the Adviser and any affiliate of PFPC Inc. ("PFPC"), the Fund's administrator, are accrued daily and taken into account for the purpose of determining the net asset value.

     Securities are valued using market quotations. Securities listed on an exchange are valued on the basis of the last sale price or NASDAQ official closing price ("NOCP"), when appropriate. If the last sale price or NOCP is not reported, the current bid price is used. Securities for which market quotations are not readily available or are considered unreliable are valued at fair value as determined in good faith under procedures established by or under the general supervision of the Board of Trustees. The closing price or the latest quoted bid price of a security may be unreliable if, among other things, a significant event occurs after the closing price or the latest bid price but before the Fund calculates its NAV that materially affects the value of the security. The Fund uses various criteria, including a systematic evaluation of U.S. market moves after the close of foreign markets, in deciding whether a market quotation is unreliable and if so, what fair value to assign to the security. To determine the appropriate valuation method, the following factors that may be considered include, but are not limited to the following: (a) the fundamental analytical data relating to the investment; (b) the nature and duration of restrictions on disposition of the securities; (c) the evaluation of the forces which influence the market in which the securities are purchased; and (d) any other relevant factors. With respect to fair value of securities traded on foreign markets, the following factors may also be relevant: (a) value of foreign securities traded on foreign markets; (b) ADR trading; (c) closed-end fund trading: (d) foreign currency exchange activity; and (e) trading of financial products that are tied to baskets of foreign securities, such as World Equity Benchmark Shares (WEBS). In light of the judgment involved in fair valuation decisions, there can be no assurance that a fair value assigned to a particular security is accurate.

     Investments in Money Market Funds are valued at their net asset value as reported by the underlying fund.

     Bonds and other fixed income securities may be valued on the basis of prices provided by a pricing service approved by the Board of Trustees. All assets and liabilities initially expressed in foreign currencies will be converted into U.S. dollars.

     To the extent the Fund has portfolio securities that are primarily listed on foreign exchanges that trade on weekends or other days when the Fund does not price its shares, the net asset value of the Fund's shares may change on days when shareholders will not be able to purchase or redeem the Fund's shares. Securities that are primarily traded on foreign exchanges may be valued with the assistance of a pricing service and are generally valued at the preceding closing price on such exchange unless this market quotation is determined to be unreliable.

     Over-the-counter securities are valued on the basis of the bid price at the close of business on each business day.

                            PURCHASE OF FUND SHARES

     Shares offered in this Prospectus are sold at net asset value without a sales load. If you effect a transaction through a broker or other financial intermediary, the broker or financial intermediary may charge transaction fees on the purchase of Fund shares. Orders for the purchase of shares will be executed at the net asset value per share next determined after the order has been received in good order.

     Requests in "good order" include the following documents: (a) a letter of instruction, if required, signed by all registered owners of the shares in the exact names in which they are registered; (b) any required medallion signature guarantees (see "Medallion Signature Guarantees" below); and (c) other supporting legal documents, if required, in the case of estates, trusts, guardianships, custodianships, corporations, pension and profit sharing plans and other organizations.

     The following purchase procedures do not apply to certain fund or trust accounts that are managed or administered by the Adviser or its affiliates. The customer should consult his or her account representative for proper instructions.

     All funds received are invested in full and fractional shares of the Fund. Certificates for shares are not issued. The Fund reserves the right to reject any purchase. The Fund will not accept any third party or foreign checks.

MINIMUM PURCHASE AMOUNT                               INITIAL PURCHASE   SUBSEQUENT PURCHASES
-----------------------                               ----------------   --------------------
Individual/Institutional Account....................       $1,000*               $50
Individual Retirement Account (IRA).................       $  250                $50
Automatic Investment Program........................       $1,000                $50

---------------

* If the purchaser has at least $1,000 or more in any of the Funds, is a purchaser through a trust or investment account administered by the Adviser, is an employee or an ex-employee of the Adviser or is an employee of (1) any of the Adviser's affiliates, (2) PFPC, (3) any other service provider to the Funds, or (4) any trust customer of the Adviser, then there is no initial purchase minimum.

HOW TO PURCHASE SHARES

METHOD                                                       PROCEDURE
------                                                       ---------
By Mail              OPEN AN ACCOUNT   Complete the application and mail the application and
                                       your check made payable to Atlantic Whitehall Funds
                                       Trust (the "Trust") to:

                                         Atlantic Whitehall Funds
                                         P.O. Box 9815
                                         Providence, RI 02940-9840

                                       For overnight delivery, mail the application and your
                                       check made payable to the Trust to:

                                         Atlantic Whitehall Funds Trust
                                         c/o PFPC Inc.
                                         101 Sabin Street
                                         Pawtucket, RI 02680

                     OPEN AN IRA       Shares of the Fund are available for purchase through
                                       Individual Retirement Accounts (IRAs) and Roth IRAs.
                                       Applications and further details about IRAs and Roth
                                       IRAs are available by calling 1-800-994-2533.

                     SUBSEQUENT        Send in a check for the appropriate minimum amount (or
                     PURCHASE          more) with your account name and number.

By Wire              OPEN AN ACCOUNT   For new accounts, call 1-800-994-2533 and an account
                                       number will be assigned to you.

                                       Call your bank with instructions to transmit Federal
                                       funds to:

                                         PNC Bank
                                         Pittsburgh, PA
                                         ABA No.: 031000053
                                         Account No.: 8606905003
                                         Attn: [Name of Fund]
                                         Account Name
                                         Account Number (as assigned)

                                       A wire for a Fund purchase must be received by the
                                       Trust by 4:00 p.m. (Eastern time) for same day
                                       processing.

                     SUBSEQUENT        A completed application must be sent by overnight
                     PURCHASE          delivery to the Trust in advance of the wire to the
                                       address noted under "By Mail."

                                       Note: Your bank may charge a fee for handling the
                                       transaction.

                                       Call 1-800-994-2533

                                       Follow the instructions under "Open an account".

METHOD                                                       PROCEDURE
------                                                       ---------
Automatic            OPEN AN ACCOUNT   With an initial investment, indicate on your
Investment Plan                        application that you would like to participate in the
                                       Automatic Investment Plan and complete the appropriate
                                       section on the application.

                     SUBSEQUENT        Subsequent investments will be drawn from your bank
                     PURCHASE          account and invested into the Fund(s) automatically.

Institutional                          Bank trust departments and other institutional
Accounts                               accounts may place orders directly with the Trust by
                                       telephone at 1-800-994-2533.

Through the Adviser                    Complete an application and contact your Atlantic
                                       Trust representative or investment adviser with
                                       instructions as to the amount you wish to invest. They
                                       will then contact the Trust to place the order on your
                                       behalf on that day.

                                       Orders placed with your Atlantic Trust representative
                                       for the Funds must be received by 4:00 p.m. (Eastern
                                       time) for same day processing. You should receive
                                       written confirmation from the Trust of your order
                                       within a few days of receipt of instructions from your
                                       representative.

                           REDEMPTION OF FUND SHARES

     Shareholders may redeem their shares on any business day. Shares will be redeemed at the net asset value next determined after the Trust receives your redemption request in good order. If you effect a transaction through a broker or other financial intermediary, the broker or financial intermediary may charge transaction fees on the redemption of Fund shares. A redemption is a taxable transaction on which a gain or loss may be recognized.

     Where the shares to be redeemed have been purchased by check, the payment of redemption proceeds may be delayed if the purchasing check has not cleared, which may take up to 15 days. Shareholders may avoid this delay by investing through wire transfers of Federal funds.

     Once the shares are redeemed, the Trust will ordinarily send the proceeds by check to the shareholder at the address of record on the next business day. The Trust may, however, take up to seven days to make payment. If the New York Stock Exchange is closed (or when trading is restricted) for any reason other than the customary weekend or holiday closing or if an emergency condition as determined by the Securities and Exchange Commission (the "SEC") merits such action, the Trust may suspend redemptions or postpone payment dates.

HOW TO SELL SHARES

METHOD                                                       PROCEDURE
------                                                       ---------
By Mail                                Write a letter of instruction that includes:
                                       - the Fund name, your account number, the name in
                                       which the account is registered and the dollar value
                                         or number of shares you wish to sell; and
                                       - include all signatures and any additional documents
                                       that may be required as well as a medallion signature
                                         guarantee, if required.

METHOD                                                       PROCEDURE
------                                                       ---------


                                       Corporations, partnerships, trusts or other legal
                                       entities must submit additional documentation.
                                       Mail your request to:



                                         Atlantic Whitehall Funds
                                         P.O. Box 9815
                                         Providence, RI 02940-9840



                                       For overnight delivery, mail the letter of instruction
                                       to:
                                         Atlantic Whitehall Funds Trust
                                         c/o PFPC Inc.
                                         101 Sabin Street
                                         Pawtucket, RI 02680
                                       A check will be mailed to the name(s) and address in
                                       which the account is registered.
  By Telephone                         If you have previously authorized redemption by
                                       telephone on your application or optional service
                                       form, call 1-800-994-2533.



                                       You should be prepared to give the telephone
                                       representative the following information:
                                       - your account number, social security number and
                                       account registration;



                                       - the Fund name from which you are redeeming shares;
                                         and



                                       - the dollar or share amount to be deemed.



                                       The Trust employs reasonable procedures to confirm
                                       that instructions communicated are genuine and, if it
                                       does not, may be liable for any losses due to
                                       unauthorized or fraudulent instructions. The
                                       procedures employed by the Trust include tape
                                       recording of telephone instructions and requiring the
                                       information detailed above.



                                       Although other redemption methods may be used,
                                       telephone redemption and telephone exchanges will be
                                       suspended for a period of 10 days following an address
                                       change made by telephone.



                                       You will receive your redemption payment in the form
                                       you previously selected: check, deposit to your bank
                                       account, or wire transfer (for wire transfers, a fee
                                       will be charged)



  By Wire                              You may redeem your shares by contacting the Fund by
                                       mail or telephone and instructing them to send a wire
                                       transmission to your personal bank.

METHOD                                                       PROCEDURE
------                                                       ---------

                                       Your instructions should include: (1) your account
                                       number, social security or tax identification number
                                       and account registration; (2) the Fund name from which
                                       you are redeeming shares; and (3) the dollar or share
                                       amount to be redeemed. Wire redemptions can be made
                                       only if the "yes" box has been checked on the
                                       application, and you attach a copy of a voided check
                                       from the account where proceeds are to be wired.

                                       Note: Your bank may charge you a fee for receiving a
                                       wire payment on your behalf.
By Systematic                          Call 1-800-994-2533 to request an application to start
  Withdrawal                           the Systematic Withdrawal Plan. Specify the amount and
                                       frequency of withdrawals (minimum of $100).
                                       A minimum account balance of $10,000 is required and
                                       you must have all dividends and distributions
                                       reinvested.

Through an Atlantic                    You may redeem your shares by contacting your Atlantic
Trust                                  Trust representative or investment adviser and
Representative or                      instructing him or her to redeem your shares. The
Authorized                             Adviser authorized agent will then contact the Fund
Investment Adviser                     and place a redemption trade on your behalf. A fee may
                                       be charged for this service.

     The above-mentioned services -- "By Telephone," "By Check," and "By
Wire" -- are not available for IRAs or Roth IRAs and trust relationships of the Adviser or its affiliates.

                            EXCHANGE OF FUND SHARES

     Shareholders may exchange shares of one Fund for shares of the same class of another mutual fund in the Atlantic Whitehall family of funds, subject to the exchange limits discussed under "Excessive Purchases and Redemptions or Exchanges" below. A shareholder should carefully read the information contained in the Prospectus describing the Atlantic Whitehall Fund into which the exchange will occur. The minimum amount for an initial exchange is $500. No minimum is required for subsequent exchanges. The Trust may terminate or amend the terms of the exchange privilege at any time, upon 60 days notice to shareholders.

     An exchange is taxable as a sale of a security on which a gain or loss may be recognized.

HOW TO EXCHANGE SHARES

METHOD                                                       PROCEDURE
------                                                       ---------
By Telephone                           If you have previously authorized the telephone
                                       exchange option on your application, call
                                       1-800-994-2533.

                                       You should be prepared to give the telephone
                                       representative the following information:

                                       - your account number, social security or tax
                                       identification number and account registration;

                                       - the name of the Fund from and the Fund into which
                                       you wish to exchange; and

                                       - the dollar or share amount to be exchanged.

                                       The conversation may be recorded to protect you and
                                       the Trust.

METHOD                                                       PROCEDURE
------                                                       ---------



By Mail                                Write a letter of instruction that includes:

                                       - your account number,

                                       - the Fund from and the Fund into which you wish to
                                         exchange;

                                       - the dollar or share amount you wish to exchange; and

                                       - the signatures of all registered owners or
                                         authorized parties.

                                       You must have held shares used in an exchange for at
                                       least 10 days before you can exchange into another
                                       Fund.

                                       Mail your request to:

                                         Atlantic Whitehall Funds
                                         P.O. Box 9815
                                         Providence, RI 02940-9840

                                       For overnight delivery, mail the letter of instruction
                                       to;

                                         Atlantic Whitehall Funds Trust
                                         c/o PFPC Inc.
                                         101 Sabin Street
                                         Pawtucket, RI 02680

                 ADDITIONAL PURCHASE AND REDEMPTION INFORMATION

MEDALLION SIGNATURE GUARANTEES

     To protect shareholder accounts, the Fund, and its transfer agent from fraud, medallion signature guarantees are required to enable the Fund to verify the identity of the person who has authorized a redemption from an account.

     The Fund will require a medallion signature guarantee for any of the following:

     - any written redemption request for $50,000 or more;

     - redemptions when the proceeds are to be sent to someone other than the registered shareowner(s) or when proceeds are to be sent to an address other than the registered address; or

     - share transfer requests.

     A medallion signature guarantee may be obtained from a domestic bank or trust company, broker, dealer, clearing agency, savings association, or other financial institution which is participating in a medallion program recognized by the Securities Transfer Association. The three recognized medallion programs are Securities Transfer Agents Medallion Program (STAMP), Stock Exchanges Medallion Program (SEMP) and New York Stock Exchange, Inc. Medallion Signature Program (NYSE MSP). Signature guarantees from financial institutions which are not participating in one of these programs will not be accepted. Shareholders may contact the Fund at 1-800-994-2533 for further details.

RECEIPT OF PURCHASE AND REDEMPTION ORDERS BY SELECTED BROKERS OR THEIR DESIGNEES

     The Fund has authorized one or more brokers to accept purchase and redemption orders on the Fund's behalf. These brokers are, in turn, authorized to designate other intermediaries to accept purchase and redemption orders on the Fund's behalf. The Fund will be deemed to have received a purchase or redemption order when an authorized broker or, if applicable, a broker's authorized designee, accepts the order. Purchase and redemption orders received in this manner will be priced at the Fund's net asset value next computed after they are accepted by an authorized broker or the broker's authorized designee. Please note that the Securities and Exchange Commission has proposed rules that, if adopted, would require a change in these procedures.

SELLING RECENTLY PURCHASED SHARES

     Redemption proceeds from recently purchased Fund shares that have been paid for by check may be delayed until there is a reasonable belief that your check has cleared. This may take up to fifteen calendar days after we receive your check. If you think you may wish to redeem your newly purchased shares within fifteen calendar days, you should pay for your shares by Federal funds wire transfer.

ACCOUNT MINIMUM

     You must keep at least $500 worth of shares in your account to keep the account open. If, after giving you thirty days prior written notice, your account value is still below $500 we may redeem your shares and send you a check for the redemption proceeds.

RIGHT TO REDEEM IN KIND

     All redemptions of Fund shares shall be made in cash. However, this commitment applies only to redemption requests made by a Fund shareholder during any 90-day period of up to the lesser of $250,000 or 1% of the net asset value of the Fund at the beginning of such period. If a redemption request exceeds these amounts, a Fund may make full or partial payment in securities or other assets.

ACCOUNT SERVICES

     All transactions in Fund shares will be reflected in a statement for each shareholder. In those cases where a nominee is a shareholder of record for shares purchased for its customer, the nominee decides whether the statement will be sent to the customer.

                EXCESSIVE PURCHASES AND REDEMPTIONS OR EXCHANGES

     The interests of the Fund's shareholders and the Fund's ability to manage its investments may be adversely affected by excessive purchases and redemptions or exchanges of Fund shares over the short term (often referred to as "market timing"). Examples of market timing include switching money into funds when their share prices are expected to rise and taking money out when their share prices are expected to fall, and switching from one fund to another and then back again after a short period of time. As money is shifted in and out, the Fund may incur expenses for buying and selling securities. When large dollar amounts are involved, excessive trading may disrupt efficient implementation of the Fund's investment strategies or negatively impact Fund performance. For example, the Adviser might have to maintain more of the Fund's assets in cash or sell portfolio securities at inopportune times to meet unanticipated redemptions. These costs are generally borne by all shareholders, including long-term shareholders who do not generate these costs. By realizing profits through short-term trading, shareholders that engage in excessive purchases and redemptions or exchanges of Fund shares may dilute the value of shares held by long-term shareholders.

     The Fund is not intended to be used as a vehicle for short-term trading, and the Board of Trustees has adopted and implemented policies and procedures designed to discourage, detect and prevent frequent purchases and redemptions or exchanges of Fund shares in order to protect long-term shareholders of the Fund. If you intend to engage in such practices, we request that you do not purchase shares in the Fund.

     The Fund reserves the right to reject any purchase or exchange order, which it reasonably determines to be in connection with market timing or excessive trading, including any purchase or exchange order accepted by any investor's financial intermediary firm. The Fund will generally consider eight exchanges in or out of the Fund per calendar year to be evidence of marketing timing or excessive trading by a shareholder. If the Fund or the distributor determines, in its sole discretion, that a shareholder's short-term trading activity is excessive (regardless of whether or not such shareholder exceeds such guidelines), it may, in its discretion, reject any additional purchase and exchange orders. In addition, the Fund and the distributor reserve the right to impose other conditions on purchases or exchanges or to close or otherwise limit accounts based on a history of frequent purchases and redemptions of Fund shares that could adversely affect the Fund or its operations, including those from any individual or group who, in the Fund's judgment, is likely to harm Fund shareholders. The Fund may permit short-term purchases or exchanges that it believes, in the exercise of its judgment, are not disruptive.

     The Fund, through the Adviser and the distributor, maintains surveillance procedures to detect excessive or frequent trading in Fund shares. As part of this surveillance process, the Fund examines transactions in Fund shares that exceed certain numerical limits within a specified period of time, as discussed above. The Fund may consider the history of trading activity in all accounts known to be under common ownership, control, or influence. If the Fund detects frequent or excessive short-term trading in an account as a result of its surveillance or any other information available, a "block" may be placed on the account to restrict it from future purchases or exchanges in the account. The Fund may modify its surveillance procedures and criteria from time to time without prior notice, as necessary or appropriate to improve the detection of excessive or frequent trading or to address specific circumstances.

     While the Fund discourages excessive short-term trading, there is no assurance that it will be able to detect market timing activity or participants engaging in such activity, or, if it is detected, to prevent its recurrence. The Fund's ability to reasonably detect all such trading may be limited, for example, where such trading is conducted through omnibus and similar account arrangements. In the case of omnibus accounts there is no assurance that each financial intermediary that carries an omnibus account will cooperate with the Fund to assist in monitoring and detecting market timing and excessive trading activities. Where a financial intermediary does not cooperate, the Fund may review and determine whether it is in the best interest of the Fund to continue to maintain a selling agreement with such financial intermediary, or whether such agreement should be terminated. The Fund has no arrangements to permit or accommodate frequent or excessive short-term trading.

                               FUND DISTRIBUTIONS

     In general, the Fund intends to distribute to its shareholders substantially all of its net investment income and realized capital gains, if any. The Fund will make distributions of any net investment income at least annually. The Fund generally will make distributions of any realized capital gains at least annually.

     Distributions will be paid in additional Fund shares based on the net asset value at the close of business on the payment date of the distribution, unless the shareholder elects in writing, at least five full business days before the record date, to receive such distributions in cash. Distributions for a given month will be paid within five business days after the end of such month.

     Fund shares purchased will begin earning distributions on the day after the shares are bought, and shares redeemed will earn distributions through the day the redemption is executed.

     If you elect to receive distributions in cash and checks are (1) returned and marked as "undeliverable" or (2) remain uncashed for six months, your cash election will be changed automatically. Your future distributions will be reinvested in the Fund at the per share net asset value determined as of the day the distribution is paid. In addition, any undeliverable checks or checks that remain uncashed for six months will be canceled and will be reinvested in the Fund at the per share net asset value determined as of the date of cancellation.

                                TAX INFORMATION

     The following discussion regarding federal income taxes is based upon laws that were in effect as of the date of this Prospectus and summarizes only some of the important federal income tax considerations affecting the Fund and you as a shareholder. It does not apply to foreign or tax-exempt shareholders or those holding Fund shares through a tax-advantaged account such as an IRA. This discussion is not intended as a substitute for careful tax planning. You should consult your tax advisor about your specific tax situation. Please see the Statement of Additional Information for additional federal income tax information.

     Distributions from the Fund's ordinary income and net short-term capital gain, if any, generally will be taxable to you as ordinary income. Distributions from the Fund's net long-term capital gain, if any, generally will be taxable to you as long-term capital gain. An individual's net long-term capital gain is subject to a reduced, maximum 15% rate of tax. Also, if you're an individual Fund shareholder, your distributions attributable to dividends received by the Fund from certain U.S. and foreign corporations generally will be taxed at a maximum 15% tax rate, as long as certain holding period requirements are met by you for your Fund shares and the Fund for its investment in stock producing such dividends. Absent further legislation, these reduced rates of tax will expire after December 31, 2008. Corporate shareholders may be able to deduct a portion of their distributions when determining their taxable income.

     Distributions from the Fund normally will be taxable to you when paid, whether you take distributions in cash or automatically reinvest them in additional Fund shares. However, distributions declared to Fund shareholders of record on a day in October, November or December of one year and distributed in January of the following year will be taxable to you as if they were paid on December 31 of the first year. Following the end of each year, we will notify you of the federal income tax status of your distributions for the year.

     If more than 50% of the Fund's total assets at the close of its taxable year consist of securities of non U.S. companies, the Fund can file an election with the IRS which requires you to include a pro rata portion amount of the Fund's foreign withholding taxes in your gross income, and treat such amount as foreign taxes paid by you. In general, you can either deduct such taxes in computing your taxable income or claim such amount as a foreign tax credit against your federal income tax liability, subject to certain limitations.

     If you buy shares of the Fund shortly before it makes a distribution, the distribution will, in effect, be a taxable return of part of your investment. Similarly, if you buy shares of the Fund when it holds appreciated securities, you will receive a taxable return of part of your investment if and when the Fund sells the appreciated securities and realizes and distributes the gain. The Fund has the potential to build up high levels of unrealized appreciation.

     Your redemptions (including redemptions-in-kind) and exchanges of Fund shares ordinarily will result in a taxable capital gain or loss, depending on the amount you receive for your shares (or are deemed to receive in the case of exchanges) and the amount you paid (or are deemed to have paid) for them. Such capital gain or loss generally will be long-term capital gain or loss if you have held the redeemed or exchanged Fund shares for more than one year at the time of redemption or exchange. In certain circumstances, losses realized on the redemption or exchange of Fund shares may be disallowed.

     In certain circumstances, Fund shareholders may be subject to backup withholding taxes.

                           DISTRIBUTION ARRANGEMENTS

     The Fund does not charge up-front or deferred sales charges. The Fund has adopted a Rule 12b-1 Distribution Plan ("12b-1 Plan"), which will enable the Fund to make payments to third parties of up to 0.25% of the value of its net assets for sale and distribution of its shares. Because these fees are paid out of Fund assets on an on-going basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

     Under the 12b-1 Plan, PFPC Distributors, Inc. ("PFPC Distributors"), the Fund's distributor, will receive the distribution fees, payable as an expense of the Fund. PFPC Distributors provides for the preparation of advertising and sales literature and bears any distribution related expenses not covered by the amounts it receives under the 12b-1 Plan. Such expenses may include the cost of printing and mailing prospectuses to persons other than shareholders.

     Some or all of the distribution fee described above may be paid or "reallowed" to the broker, dealer or financial adviser (collectively, "financial firms") through which you purchase your shares. A financial firm is one that, in exchange for compensation, sells, among other products, mutual fund shares (including the shares offered in this Prospectus) or provides services for mutual fund shareholders. Financial firms include brokers, dealers, insurance companies and banks.

     In addition, the Adviser, PFPC Distributors and their affiliates (for purposes of this subsection only, collectively, the "distributor") may from time to time make additional payments such as cash bonuses or provide other incentives to selected financial firms as compensation for services such as, without limitation, providing the Fund with "shelf space" or a higher profile for the financial firms' financial consultants and their customers, placing the Fund on the financial firms' preferred or recommended fund list, granting the distributor access to the financial firms' financial consultants, providing assistance in training and educating the financial firms' personnel, and furnishing marketing support and other specified services. These payments may be significant to the financial firms and may also take the form of sponsorship of seminars or informational meetings or payment for attendance by persons associated with the financial firms at seminars or informational meetings.

     A number of factors will be considered in determining the amount of these additional payments to financial firms. On some occasions, such payments may be conditioned upon levels of sales, including the sale of a specified minimum dollar amount of the shares of a Fund, all other series of the Trust or a particular class of shares, during a specified period of time. The distributor may also make payments to one or more participating financial firms based upon factors such as the amount of assets a financial firm's clients have invested in the Fund and the quality of the financial firm's relationship with the distributor. These additional payments are made at the distributor's expense and not at the Fund's expense.

     If the Adviser, PFPC Distributors or their affiliates pay bonuses and incentives in differing amounts, financial firms and their financial consultants may have financial incentives for recommending a particular mutual fund over other mutual funds. In addition, depending on the arrangements in place at any particular time, a financial firm and its financial consultants may also have a financial incentive for recommending a particular share class over other share classes. YOU SHOULD CONSULT WITH YOUR FINANCIAL ADVISOR AND REVIEW CAREFULLY ANY DISCLOSURE BY THE FINANCIAL FIRM AS TO COMPENSATION RECEIVED BY YOUR FINANCIAL ADVISOR.

     Although the Fund may use financial firms that sell Fund shares to effect transactions for the Fund's portfolio, the Fund and the Adviser will not consider the sale of the Fund's shares as a factor when choosing financial firms to effect those transactions.

                              FINANCIAL HIGHLIGHTS

     These financial highlights tables are intended to help you understand each Fund's financial performance. The total returns in these tables represent the rate that an investor would have earned or lost on an investment in a Fund (assuming reinvestment of all dividends and distributions and do not reflect any taxes that a shareholder would pay on fund distributions or the redemption of shares). The information has been audited by Ernst & Young LLP, whose report, along with the Funds' financial statements, is included in the annual report, which is incorporated by reference and is available upon request.

                                                               GROWTH FUND
                                     ----------------------------------------------------------------
                                     YEAR ENDED   YEAR ENDED   YEAR ENDED     YEAR ENDED   YEAR ENDED
                                      NOV. 30,     NOV. 30,     NOV. 30,       NOV. 30,     NOV. 30,
                                        2005         2004         2003           2002         2001
                                     ----------   ----------   ----------     ----------   ----------
Net Asset Value,
  Beginning of the Year............   $ 15.50      $ 15.63      $  13.55       $  17.07     $  19.24
                                      -------      -------      --------       --------     --------
Income (loss) from Investment
  Operations:
  Net investment loss..............     (0.05)       (0.05)        (0.10)         (0.10)       (0.09)
  Net realized and unrealized gain
     loss on investment
     transactions..................      1.11        (0.08)         2.18          (3.42)       (1.50)
                                      -------      -------      --------       --------     --------
  Total income (loss) from
     investment operations.........      1.06        (0.13)         2.08          (3.52)       (1.59)
                                      -------      -------      --------       --------     --------
Less Distributions from:
  Realized gains...................     (1.41)          --            --             --        (0.58)
                                      -------      -------      --------       --------     --------
  Total Distributions..............     (1.41)          --            --             --        (0.58)
                                      -------      -------      --------       --------     --------
Net change in net asset value per
  share............................     (0.35)       (0.13)         2.08          (3.52)       (2.17)
                                      -------      -------      --------       --------     --------
Net Asset Value, End of Year.......   $ 15.15      $ 15.50      $  15.63       $  13.55     $  17.07
                                      =======      =======      ========       ========     ========
Total Return(a)....................      7.19%       (0.83)%       15.35%        (20.62)%      (8.64)%
Ratios/Supplemental Data:
Net Assets at the end of year (in
  thousands).......................   $50,744      $80,277      $161,771       $149,610     $146,072
Ratios to average net assets:
  Expenses before waivers..........      1.50%        1.51%         1.54%          1.52%        1.49%
  Expenses net of waivers..........      1.35%        1.39%         1.39%          1.33%        1.33%
  Net investment (loss) (net of
     waivers)......................     (0.27)%      (0.22)%       (0.70)%        (0.72)%      (0.55)%
Portfolio Turnover Rate............        36%          41%           14%(b)          9%           1%

---------------

(a) Total return is based on the change in net asset value during the period and assumes reinvestment of all dividends and distributions.

(b)  Portfolio turnover rate excludes the effect of redemption in kind.

                          THE ATLANTIC WHITEHALL FUNDS

     The following notice does not constitute part of and is not incorporated into the Prospectus for the Atlantic Whitehall Funds Trust.

                         ATLANTIC WHITEHALL FUNDS TRUST
                            PFPC DISTRIBUTORS, INC.

                      NOTICE OF PRIVACY POLICY & PRACTICES

     Atlantic Whitehall Funds Trust (the "Trust") recognizes and respects your right to privacy.(1) We are providing this notice to you so that you will know what kinds of information we collect about our customers and the circumstances in which that information may be disclosed to third parties who are not affiliated with the Trust.

COLLECTION OF CUSTOMER
INFORMATION                      We collect nonpublic personal information about
                                 our customers from the following sources:

                                   - Account Applications and other forms, and
                                     correspondence (written, telephonic or
                                     electronic) with the Trust or service
                                     providers to the Trust. Information
                                     gathered from these sources may include a customer's name, address, social security number, and information about a customer's investment goals and risk tolerance; and

                                   - Account History, including information
                                     about the transactions and balances in a customer's accounts.

DISCLOSURE OF CUSTOMER
INFORMATION                      We may disclose all of the information
                                 described above to certain third parties who are not affiliated with the Trust under one or more of these circumstances:

                                   - As Authorized -- if you request or
                                     authorize the disclosure of the
                                     information;

                                   - As Permitted by Law -- for example, sharing
                                     information with companies who maintain or service customer accounts for the Trust is permitted and is essential for us to provide shareholders with necessary or useful services with respect to their accounts; and

                                   - Under Joint Agreements -- we may also share
                                     the information described above with
                                     companies that perform marketing services on our behalf or to other financial institutions with whom we have joint marketing agreements.

SECURITY OF CUSTOMER
INFORMATION                      We require service providers to the Trust:

                                   - To maintain policies and procedures
                                     designed to assure only appropriate access to, and use of information about customers of the Trust; and

---------------

     (1) For purposes of this notice, the terms "customer" or "customers" includes shareholders of the Trust and individuals who provide nonpublic personal information to the Trust, but do not invest in the Trust's shares.

                                   - To maintain physical, electronic and
                                     procedural safeguards that comply with
                                     federal standards to guard non-public
                                     personal information of customers of the Trust.

     When information about the Trust's customers is disclosed to nonaffiliated third parties, we require that the third party maintain the confidentiality of the information disclosed and limit the use of information by the third party solely to the purposes for which the information is disclosed or as otherwise permitted by law. Access to information about our customers is limited to those employees who need to know that information to service your account or to carry out the purpose for which the information is disclosed.

     We will adhere to the policies and practices described in this notice regardless of whether you are a current or former shareholder of the Trust.

                              FOR MORE INFORMATION

     Additional information about the Fund is included in a Statement of Additional Information dated April 1, 2006 (the "SAI"). The SAI is incorporated by reference into this Prospectus and, therefore, is legally a part of this Prospectus.

     Information about the Fund's investments is available in the Fund's annual and semi-annual reports to shareholders. In the Fund's annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year.

     You may make inquiries about the Fund or obtain a copy of the SAI, or of the annual or semi-annual reports, without charge by calling 1-800-994-2533. These documents are also available at http://www.atlanticwhitehallfunds.com.

     Information about the Fund (including the SAI) can be reviewed and copied at the SEC Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling the SEC at 1-202-942-8090. Reports and other information about the Fund is available on the EDGAR Database on the SEC's Internet site at http://www.sec.gov. You may request documents from the SEC, upon payment of a duplicating fee, by electronic request at publicinfo@sec.gov, or by writing to the SEC, Public Reference Section, Washington, DC 20549-0102. To aid you in obtaining this information, the Fund's 1940 Act registration number is 811-8738.

                         ATLANTIC WHITEHALL FUNDS TRUST

INVESTMENT ADVISER
Stein Roe Investment Counsel, Inc.
One South Wacker Drive, Suite 3500
Chicago, IL 60606

ADMINISTRATOR
PFPC Inc.
4400 Computer Drive
Westborough, MA 01581

DISTRIBUTOR
PFPC Distributors, Inc.
760 Moore Road
King of Prussia, PA 19406

CUSTODIAN
State Street Bank and Trust Company
150 Newport Ave.
North Quincy, MA 02171

COUNSEL
Dechert LLP
1775 I Street, NW
Washington, D.C. 20006

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
Ernst & Young LLP
5 Times Square
New York, NY 10036

WEBSITE
WWW.ATLANTICWHITEHALLFUNDS.COM

                            Atlantic Whitehall logo

          50 Rockefeller Plaza, 15(th) Floor - New York, NY 10020-1605
                 800 994 2533 - www.atlanticwhitehallfunds.com

                         ATLANTIC WHITEHALL FUNDS TRUST

                       STATEMENT OF ADDITIONAL INFORMATION

                                  APRIL 1, 2006

      This Statement of Additional Information (the "SAI"), which is not a prospectus, describes the following investment portfolios of the Atlantic Whitehall Funds Trust (the "Trust"):

      -     ATLANTIC WHITEHALL GROWTH FUND (DISTRIBUTOR CLASS AND INSTITUTIONAL
            CLASS)

      -     ATLANTIC WHITEHALL MID-CAP GROWTH FUND (INSTITUTIONAL CLASS)

      -     ATLANTIC WHITEHALL MULTI-CAP GLOBAL VALUE FUND (INSTITUTIONAL CLASS)

      -     ATLANTIC WHITEHALL INTERNATIONAL FUND (INSTITUTIONAL CLASS)

      -     ATLANTIC WHITEHALL EQUITY INCOME FUND (INSTITUTIONAL CLASS)

            (each a "Fund," and collectively, the "Funds").

      This SAI should be read in conjunction with the Prospectuses for the Funds dated April 1, 2006. The Financial Statements included in the Funds' November 30, 2005 Annual Report are incorporated by reference into this SAI. The Prospectuses and the Annual Report may be obtained without charge by writing or calling the Trust at the address and telephone number printed below.

                         Atlantic Whitehall Funds Trust
                               4400 Computer Drive
                      Westborough, Massachusetts 01581-5120
                 General and Account Information: 1-800-994-2533

                                TABLE OF CONTENTS

                                                                                                              PAGE

GENERAL INFORMATION.........................................................................................     1

INVESTMENT STRATEGIES AND RISKS.............................................................................     1

INVESTMENT RESTRICTIONS.....................................................................................    12

MANAGEMENT..................................................................................................    16

CONTROL PERSONS AND PRINCIPAL SHAREHOLDERS..................................................................    20

INVESTMENT ADVISORY AND OTHER SERVICES......................................................................    22

DISTRIBUTION OF FUND SHARES.................................................................................    33

COMPUTATION OF NET ASSET VALUE..............................................................................    35

PORTFOLIO TRANSACTIONS......................................................................................    36

TAXATION....................................................................................................    38

DESCRIPTION OF THE FUNDS' SHARES............................................................................    47

FINANCIAL INFORMATION.......................................................................................    48

APPENDIX A DESCRIPTION OF SECURITIES RATINGS................................................................   A-1

APPENDIX B PROXY VOTING POLICIES OF ATLANTIC WHITEHALL FUNDS TRUST AND STEIN ROE INVESTMENT COUNSEL, INC....   B-1

                               GENERAL INFORMATION

      The Funds are separately managed, diversified portfolios of the Trust, an open-end, management investment company. The Trust was organized as a Delaware statutory trust under a Declaration of Trust dated August 25, 1994. The Growth Fund offers both Distributor Class and Institutional Class shares. The Mid-Cap Growth Fund, Multi-Cap Global Value Fund, International Fund and Equity Income Fund offer only Institutional Class shares.

      Stein Roe Investment Counsel, Inc. (the "Adviser") serves as the Funds' Investment Adviser. PFPC Inc. ("PFPC"), 4400 Computer Drive, Westborough, Massachusetts 01581-5120, is the Funds' Administrator, and PFPC Distributors, Inc. ("PFPC Distributors" and/or the "Distributor'), located at 760 Moore Road, King of Prussia, PA 19406, is the Distributor.

                         INVESTMENT STRATEGIES AND RISKS

      The Prospectus discusses the investment objectives of the Funds and the principal strategies to be employed to achieve those objectives. This section contains supplemental information concerning certain types of securities and other instruments in which the Funds may invest, additional investment strategies that the Funds may utilize, and certain risks associated with such investments and strategies.

      U.S. TREASURY OBLIGATIONS. (ALL FUNDS). U.S. Treasury bills, which have maturities of up to one year, notes, which have original maturities ranging from one year to 10 years, and bonds, which have original maturities of 10 to 30 years, are direct obligations of the U.S. Government. In addition to bills, notes and bonds, the Funds may invest in separately traded interest and principal component parts of these obligations, which are known as STRIPS, and generally differ in their interest rates and maturities. The Funds may also invest in privately placed U.S. Treasury obligations.

      U.S. GOVERNMENT AGENCY OBLIGATIONS. (ALL FUNDS). The Funds may invest in obligations of agencies of the United States Government. Such agencies include, among others, Farmers Home Administration, Federal Farm Credit System, Federal Housing Administration, Government National Mortgage Association, Maritime Administration, Small Business Administration, and The Tennessee Valley Authority. The Funds may purchase securities issued or guaranteed by Ginnie Mae ("GNMA") (formerly known as the Government National Mortgage Association) which represent participation in Veterans Administration and Federal Housing Administration backed mortgage pools. Obligations of instrumentalities of the United States Government include securities issued by, among others, Federal Home Loan Banks, Federal Home Loan Mortgage Corporation ("FHLMC"), Federal Land Banks, Federal National Mortgage Association ("FNMA") and the United States Postal Service. Some of these securities are supported by the full faith and credit of the United States Treasury (e.g., GNMA). Other types of U.S. Government securities, such as obligations of the Student Loan Marketing Association, provide recourse only to the credit of the agency or instrumentality issuing the obligation. Guarantees of principal by agencies or instrumentalities of the U.S. Government may be a guarantee of payment at the maturity of the obligation so that in the event of a default prior to maturity there might not be a market and thus no means of realizing the value of the obligation prior to maturity.

      MORTGAGE-RELATED SECURITIES. (ALL FUNDS). The Funds are permitted to invest in mortgage-related securities. One example of mortgage-related securities would be mortgage pass-through securities, which are securities representing interests in "pools" of mortgages. Payments of both interest and principal are made monthly on the securities. These payments are a "pass through" of monthly payments made by the individual borrowers on the mortgage loans which underlie the securities (minus fees paid to the issuer or guarantor of the securities).

      Another example of mortgage-related securities would be collateralized mortgage obligations ("CMOs"). interest and prepaid principal on a CMO are paid, in most cases, semi-annually. CMOs may be collateralized by whole mortgage loans but are usually collateralized by portfolios of mortgage pass-through securities guaranteed by GNMA, FHLMC or FNMA. CMOs are structured in multiple classes, with each class bearing a different stated maturity or interest rate.

      Early repayment of principal on mortgage pass-through securities (arising from prepayments of principal due to sale of the underlying property, refinancing, or foreclosure, net of fees and costs which may be incurred) may expose a Fund to a lower rate of return upon reinvestment of principal. Also, if a security subject to prepayment has been purchased at a premium, in the event of prepayment the value of the premium would be lost. Like other fixed-income securities, when interest rates rise, the value of mortgage-related securities generally will decline; however, when interest rates decline, the value of mortgage-related securities with prepayment features may not increase as much as other fixed-income securities.

      In recognition of this prepayment risk to investors, the Public Securities Association (the "PSA") has standardized the method of measuring the rate of mortgage loan principal prepayments. The PSA formula, the Constant Prepayment Rate or other similar models that are standard in the industry will be used by the Funds in calculating maturity for purposes of investment in mortgage-related securities. A rise in interest rates will also likely increase inherent volatility of these securities as lower than estimated prepayment rates will alter the expected life of the securities to effectively convert short-term investments into long-term investments.

      Payment of principal and interest on some mortgage pass-through securities (but not the market value of the securities themselves) may be guaranteed by the full faith and credit of the U.S. Government (in the case of securities guaranteed by GNMA) or guaranteed by agencies or instrumentalities of the U.S. Government (in the case of securities guaranteed by the FNMA or the FHLMC, which are supported only by the discretionary authority of the U.S. Government to purchase the agency's obligations). Mortgage pass-through securities created by non-governmental issuers (such as commercial banks, savings and loan institutions, private mortgage insurance companies, mortgage bankers and other secondary market issuers) may be supported in various forms of insurance or guarantees issued by governmental entities.

      ASSET-BACKED SECURITIES. (ALL FUNDS). The Funds are permitted to invest in asset-backed securities. Through the use of trusts and special purpose subsidiaries, various types of assets, primarily home equity loans and automobile and credit card receivables, are being securitized in pass-through structures similar to the mortgage pass-through structures described above. A Fund may invest in these and other types of asset-backed securities which may be developed in the future, provided they are consistent with the Fund's investment objectives, policies and quality standards.

      Asset-backed securities involve certain risks that are not posed by mortgage-related securities, resulting mainly from the fact that asset-backed securities do not usually contain the benefit of a complete security interest in the related collateral. For example, credit card receivables generally are unsecured and the debtors are entitled to the protection of a number of state and Federal consumer credit laws, some of which may reduce the ability of the Fund, as an investor, to obtain full payment in the event of default insolvency. In the case of automobile receivables, due to various legal and economic factors, proceeds from repossessed collateral may not always be sufficient to support payments on these securities. The risks associated with asset-backed securities are often reduced by the addition of credit enhancements such as a letter of credit from a bank, excess collateral or a third-party guarantee. With respect to an asset-backed security arising from secured debt (such as automobile receivables), there is a risk that parties other than the originator and servicer of the loan may acquire a security interest superior to that of the security's holders.

      COMMERCIAL PAPER. (ALL FUNDS). Commercial paper includes short-term, unsecured promissory notes, variable rate demand notes and variable rate master demand notes issued by domestic and foreign bank holding companies, corporations and financial institutions and similar taxable instruments issued by government agencies and instrumentalities. All commercial paper purchased by the Funds is, at the time of investment, rated in one of the top two rating categories of at least one Nationally Recognized Statistical Rating Organization ("NRSRO") or, if not rated, is, in the opinion of the Adviser, of an investment quality comparable to rated commercial paper in which the Funds may invest.

      CORPORATE DEBT SECURITIES. (ALL FUNDS). Fund investments in these securities are limited to corporate debt securities (corporate bonds, debentures, notes and similar corporate debt instruments) of domestic and foreign issuers which meet the rating criteria established for each Fund.

      After purchase by a Fund, a security may cease to be rated or its rating may be reduced below the minimum required for purchase by the Fund. Neither event will require a sale of such security by the Fund. However, the Fund's Adviser will consider such event in its determination of whether the Fund should continue to hold the security. To the extent the ratings given by a NRSRO may change as a result of changes in such organizations or their rating systems, the Fund will attempt to use comparable ratings as standards for investments in accordance with the investment policies contained in the Prospectus and in this SAI.

      CONVERTIBLE AND EXCHANGEABLE SECURITIES. (ALL FUNDS). The Funds are permitted to invest in convertible and exchangeable securities, subject to the rating and quality requirements specified with respect to equity securities for the Funds. Convertible securities generally offer fixed interest or dividend yields and may be converted at a stated price or rate for common or preferred stock.

      Although to a lesser extent than with fixed income securities generally, the market value of convertible securities tends to decline as interest rates increase and, conversely, tends to increase as interest rates decline. In addition, because of the conversion or exchange feature, the market value of convertible or exchangeable securities tends to vary with fluctuations in the market value of the underlying common or preferred stock. Debt securities that are convertible into or exchangeable for preferred or common stock are liabilities of the issuer but are generally subordinated to senior debt of the issuer.

      DOMESTIC AND FOREIGN BANK OBLIGATIONS. (ALL FUNDS). The Funds may invest in bank obligations which include, but are not limited to, domestic, Eurodollar and Yankee dollar certificates of deposits, time deposits, bankers' acceptances, commercial paper, bank deposit notes and other promissory notes including floating or variable rate obligations issued by U.S. or foreign bank holding companies and their bank subsidiaries, branches and agencies. Each Fund limits its investment in United States bank obligations to obligations of United States banks (including foreign branches). Each Fund limits its investment in foreign bank obligations to United States dollar-denominated obligations of foreign banks (including United States branches of foreign banks) which in the opinion of the Adviser, are of an investment quality comparable to obligations of United States banks which may be purchased by the Funds. There is no limitation on the amount of the Funds' assets which may be invested in obligations of foreign banks which meet the conditions set forth herein.

      Certificates of deposit are issued against funds deposited in an eligible bank (including its domestic and foreign branches, subsidiaries and agencies), are for a definite period of time, earn a specified rate of return and are normally negotiable. Fixed time deposits may be withdrawn on demand by the investor, but may be subject to early withdrawal penalties which vary depending upon market conditions and the remaining maturity of the obligations. There are no contractual restrictions on the right to transfer a beneficial interest in a fixed time deposit to a third party, although there is no market for such deposits. Investments in fixed time deposits subject to withdrawal penalties maturing from two days through seven days may not exceed 15% of the value of the net assets of the Funds. A bankers' acceptance is a short-term draft drawn on a commercial bank by a borrower, usually in connection with a commercial transaction. The borrower is liable for payment as is the bank, which unconditionally guarantees to pay the draft at its face amount on the maturity date. Eurodollar obligations are U.S. dollar obligations issued outside the United States by domestic or foreign entities. Yankee dollar obligations are U.S. dollar obligations issued inside the United States by foreign entities. Bearer deposit notes are obligations of a bank, rather than a bank holding company. Similar to certificates of deposit, deposit notes represent bank level investments and, therefore, are senior to all holding company corporate debt.

      Obligations of foreign banks involve somewhat different investment risks than those affecting obligations of United States banks, including the possibilities that their liquidity could be impaired because of future political and economic developments, that the obligations may be less marketable than comparable obligations of United States banks, that a foreign jurisdiction might impose withholding and other taxes on amounts realized on those obligations, that foreign deposits may be seized or nationalized, that foreign governmental restrictions such as exchange controls may be adopted which might adversely affect the payment of principal and interest on those obligations and that the selection of those obligations may be more difficult because there may be less publicly available information concerning foreign banks or the accounting, auditing and financial reporting standards, practices and requirements applicable to foreign banks may differ from those applicable to United States banks.

      Investments in Eurodollar and Yankee dollar obligations involve additional risks. Most notably, there generally is less publicly available information about foreign companies; there may be less governmental regulation and supervision; they may use different accounting and financial standards; and the adoption of foreign governmental restrictions may adversely affect the payment of principal and interest on foreign investments. In addition, not all foreign branches of United States banks are supervised or examined by regulatory authorities as are United States banks, and such branches may not be subject to reserve requirements.

      ZERO COUPON SECURITIES. (ALL FUNDS). The Funds may invest in zero coupon securities. A zero coupon security pays no interest to its holder during its life and is sold at a discount to its face value at maturity.

      The market prices of zero coupon securities in which the Funds may invest generally are more volatile than the market prices of securities that pay interest periodically and are more sensitive to changes in interest rates than non-zero coupon securities having similar maturities and credit qualities. Although zero coupon securities do not pay interest to holders prior to maturity, federal income tax law requires a Fund to recognize as interest income a portion of the security's discount each year and that this income must then be distributed to shareholders along with other income earned by the Fund. To the extent that any shareholders in a Fund elect to receive their distributions in cash rather than reinvest such distributions in additional shares, cash to make these distributions will have to be provided from the assets of the Fund or other sources such as proceeds of sales of Fund shares and/or sales of portfolio securities. In such cases, the Fund will not be able to purchase additional income producing securities with cash used to make such distributions, and its current income may ultimately be reduced as a result.

      VARIABLE AND FLOATING RATE DEMAND AND MASTER DEMAND OBLIGATIONS. (ALL FUNDS). The Funds may, from time to time, buy variable rate demand obligations issued by corporations, bank holding companies and financial institutions and similar taxable and tax-exempt instruments issued by government agencies and instrumentalities. These securities will typically have a maturity of generally five to 20 years with respect to the Funds, but carry with them the right of the holder to put the securities to a remarketing agent or other entity on short notice, typically seven days or less. The obligation of the issuer of the put to repurchase the securities may or may not be backed by a letter of credit or other obligation issued by a financial institution. The purchase price is ordinarily par plus accrued and unpaid interest.

      The Funds may also buy variable rate master demand obligations. The terms of these obligations permit the investment of fluctuating amounts by the Funds at varying rates of interest pursuant to direct arrangements between a Fund, as lender, and the borrower. They permit weekly, and in some instances, daily, changes in the amounts borrowed. The Funds have the right to increase the amount under the obligation at any time up to the full amount provided by the note agreement, or to decrease the amount, and the borrower may prepay up to the full amount of the obligation without penalty. The obligations may or may not be backed by bank letters of credit. Because the obligations are direct lending arrangements between the lender and the borrower, it is not generally contemplated that they will be traded, and there is no secondary market for them, although they are redeemable (and thus, immediately repayable by the borrower) at principal amount, plus accrued interest, upon demand. The Funds have no limitations on the type of issuer from whom the obligations will be purchased. The Funds will invest in variable rate master demand obligations only when such obligations are determined by the Adviser, pursuant to guidelines established by the Board of Trustees, to be of comparable quality to rated issuers or instruments eligible for investment by the Funds.

      WHEN-ISSUED SECURITIES AND FORWARD COMMITMENTS. (ALL FUNDS). The Funds may purchase securities on a when-issued or delayed-delivery basis and may purchase or sell securities on a forward commitment basis. For example, delivery of and payment for these securities can take place a month or more after the date of the transaction. A Fund purchases these securities in order to obtain an advantageous price and yield to the Fund at the time of entering into the transaction. The securities so purchased are subject to market fluctuation during this period and no income accrues to the Fund until settlement takes place. To facilitate such acquisitions, the Funds will maintain with the custodian a separate account with a segregated portfolio of cash or liquid securities in an amount at least equal to the value of such commitments. On the delivery dates for such transactions, each Fund will meet obligations from maturities or sales of the securities held in the separate account and/or from cash flow. While the Funds normally enter into these transactions with the intention of actually receiving or delivering the securities, they may sell these securities before the settlement date or enter into new commitments to extend the delivery date into the future, if the Adviser considers such action advisable as a matter of investment strategy. Such securities have the effect of leveraging a Fund's assets and may contribute to volatility of the Fund's net asset value. When a Fund engages in a forward commitment transaction, the Fund relies on the buyer or the seller, as the case may be, to consummate the sale. Failure to do so may result in the Fund missing the opportunity to obtain a price or yield considered to be advantageous.

      OTHER MUTUAL FUNDS. (ALL FUNDS). Each Fund may invest in shares of other open-end, management investment companies, subject to the limitations of the Investment Company Act of 1940, as amended (the "1940 Act") and subject to such investments being consistent with the overall objective and policies of the Fund making such investment, provided that any such purchases will be limited to shares of unaffiliated investment companies. The purchase of securities of other mutual funds results in duplication of expenses such that investors indirectly bear a proportionate share of the expenses of such mutual funds including operating costs, and investment advisory and administrative fees.

      LOANS OF PORTFOLIO SECURITIES. (ALL FUNDS). The Funds may lend their portfolio securities to brokers, dealers and financial institutions, provided:
(1) the loan is secured continuously by collateral consisting of U.S. Government securities or cash or approved bank letters of credit maintained on a daily mark-to-market basis in an amount at least equal to the current market value of the securities loaned; (2) the Funds may at any time call the loan and obtain the return of the securities loaned within five business days; (3) the Funds will receive any interest or dividends paid on the loaned securities; and (4) the aggregate market value of securities loaned will not at any time exceed 33 1/3% of the total assets (including the market value of the collateral received) of a particular Fund.

      The Funds will earn income for lending their securities because cash collateral pursuant to these loans will be invested in short-term money market instruments. In connection with lending securities, the Funds may pay reasonable finders, administrative and custodial fees. Loans of securities involve a risk that the borrower may fail to return the securities or may fail to provide additional collateral.

      REPURCHASE AGREEMENTS. (ALL FUNDS). The Funds may invest in securities subject to repurchase agreements with any bank or registered broker-dealer who, in the opinion of the Trustees, present a minimum risk of bankruptcy. Such agreements may be considered to be loans by the Funds for purposes of the 1940 Act. A repurchase agreement is a transaction in which the seller of a security commits itself at the time of the sale to repurchase that security from the buyer at a mutually agreed-upon time and price. The repurchase price exceeds the sale price, reflecting an agreed-upon interest rate effective for the period the buyer owns the security subject to repurchase. The agreed-upon rate is unrelated to the interest rate on that security. The Adviser will monitor the value of the underlying security at the time the transaction is entered into and at all times during the term of the repurchase agreement to insure that the value of the security always equals or exceeds the repurchase price. If the seller should default on its obligation to repurchase the securities, a Fund may experience a loss of income from the loaned securities and a decrease in the value of any collateral, problems in exercising its rights to the underlying securities and costs and time delays in connection with the disposition of securities. The Funds may not invest more than 15%, of their net assets in repurchase agreements maturing in more than seven business days and in securities for which market quotations are not readily available.

      REVERSE REPURCHASE AGREEMENTS. (ALL FUNDS). The Funds may also enter into reverse repurchase agreements to avoid selling securities during unfavorable market conditions to meet redemptions. Pursuant to a reverse repurchase agreement, a Fund will sell portfolio securities and agree to repurchase them from the buyer at a particular date and price. Whenever a Fund enters into a reverse repurchase agreement, it will establish a segregated account in which it will maintain liquid assets in an amount at least equal to the repurchase price marked to market daily (including accrued interest), and will subsequently monitor the account to ensure that such equivalent value is maintained. The Fund pays interest on amounts obtained pursuant to reverse repurchase agreements. Reverse repurchase agreements are considered to be borrowings by a Fund under the 1940 Act.

      FOREIGN SECURITIES. (ALL FUNDS). The Funds may each invest in securities of foreign governmental and private issuers.

      Investing in the securities of issuers in any foreign country, including American Depositary Receipts ("ADRs"), involves special risks and considerations not typically associated with investing in U.S. companies. These include differences in accounting, auditing and financial reporting standards; generally higher commission rates on foreign portfolio transactions; the possibility of nationalization, expropriation or confiscatory taxation; adverse changes in investment or exchange control regulations (which may include suspension of the ability to transfer currency from a country); and political instability which could affect U.S. investments in foreign countries. Additionally, amounts realized on foreign securities may be subject to foreign taxes, including taxes withheld from payments on such securities. Foreign securities often trade with less frequency and volume than domestic securities and, therefore, may exhibit greater price volatility. Additional costs associated with an investment in foreign securities may include higher custodial fees than apply to domestic custodial arrangements and transaction costs of foreign currency conversions. Changes in foreign exchange rates also will affect the value of securities denominated or quoted in currencies other than the U.S. dollar. A Fund's objectives may be affected either unfavorably or favorably by fluctuations in the relative rates of exchange between the currencies of different nations, by exchange control regulations and by indigenous economic and political developments. Through a Fund's policies, management endeavors to avoid unfavorable consequences and to take advantage of favorable developments in particular nations where, from time to time, it places a Fund's investments.

      ILLIQUID SECURITIES. (ALL FUNDS). Each Fund has adopted a fundamental policy with respect to investments in illiquid securities. See "Investment Restrictions." Historically, illiquid securities have included securities subject to contractual or legal restrictions on resale because they have not been registered under the Securities Act of 1933, as amended ("Securities Act"), securities that are otherwise not readily marketable and repurchase agreements having a maturity of longer than seven calendar days. Securities that have not been registered under the Securities Act are referred to as private placements or restricted securities and are purchased directly from the issuer or in the secondary market. Mutual funds do not typically hold a significant amount of these restricted or other illiquid securities because of the potential for delays on resale and uncertainty in valuation. Limitations on resale may have an adverse effect on the marketability of portfolio securities and a mutual fund might be unable to dispose of restricted or other illiquid securities promptly or at reasonable prices and might thereby experience difficulty satisfying redemptions within seven days. A mutual fund might also have to register such restricted securities in order to dispose of them resulting in additional expense and delay. Adverse market conditions could impede such a public offering of securities.

      A large institutional market exists for certain securities that are not registered under the Securities Act, including repurchase agreements, commercial paper, foreign securities, municipal securities and corporate bonds and notes. Institutional investors depend on either an efficient institutional market in which the unregistered security can be readily resold or on the issuer's ability to honor a demand for repayment. The fact that there are contractual or legal restrictions on resale to the general public or to certain institutions may not be indicative of the liquidity of such investments.

      Each Fund may also invest in restricted securities issued under Section 4(2) of the Securities Act, which exempts from registration "transactions by an issuer not involving any public offering." Section 4(2) instruments are restricted in the sense that they can only be resold through the issuing dealer and only to institutional investors; they cannot be resold to the general public without registration.

      The Commission has adopted Rule 144A, which allows a broader institutional trading market for securities otherwise subject to restrictions on resale to the general public. Rule 144A establishes a "safe harbor" from the registration requirements of the Securities Act applicable to resales of certain securities to qualified institutional buyers. Pursuant to procedures established by the Board of Trustees and subject to applicable investment restrictions, the Funds intend to invest in securities eligible for resale under Rule 144A which are determined to be liquid because trading markets exist for the securities.

      Pursuant to guidelines set forth by and under the supervision of the Board of Trustees, the Adviser will monitor the liquidity of restricted securities in a Fund's portfolio. In reaching liquidity decisions, the Adviser will consider, among others, the following factors: (1) the frequency of trades and quotes for the security over the course of six months or as determined in the discretion of the Adviser; (2) the number of dealers wishing to purchase or sell the security and the number of other potential purchasers over the course of six months or as determined in the discretion of the Adviser; (3) dealer undertakings to make a market in the security; (4) the nature of the security and the marketplace in which it trades (e.g., the time needed to dispose of the security, the method of soliciting offers and the mechanics of the transfer); and (5) other factors, if any, which the Adviser deems relevant. Rule 144A securities and Section 4(2) instruments which are determined to be liquid based upon their trading markets will not, however, be required to be included among the securities considered to be illiquid for purposes of Investment Restriction No. 1. Investments in Rule I44A securities and Section 4(2) instruments could have the effect of increasing Fund illiquidity.

      MUNICIPAL COMMERCIAL PAPER. (ALL FUNDS). Municipal commercial paper is a debt obligation with a stated maturity of one year or less which is issued to finance seasonal working capital needs or as short-term financing in anticipation of longer-term debt. Investments in municipal commercial paper are limited to commercial paper which is rated at the date of purchase: (1) "P-1" by Moody's and "A-1" or "A-1+" by S&P "P-2" (Prime-2) or better by Moody's and "A-2" or better by S&P or (2) in a comparable rating category by any two of the NRSROs that have rated commercial paper or (3) in a comparable rating category by only one such organization if it is the only organization that has rated the commercial paper or (4) if not rated, is, in the opinion of the Adviser, of comparable investment quality and within the credit quality policies and guidelines established by the Board of Trustees.

      Issuers of municipal commercial paper rated "P-I" have a "superior capacity for repayment of short-term promissory obligations". The "A-1" rating for commercial paper under the S&P classification indicates that the "degree of safety regarding timely payment is either overwhelming or very strong". Commercial paper with "overwhelming safety characteristics" will be rated "A-l+". Commercial paper receiving a "P-2" rating has a strong capacity for repayment of short-term promissory obligations. Commercial paper rated "A-2" has the capacity for timely payment although the relative degree of safety is not as overwhelming as for issues designated "A-1".

      MUNICIPAL NOTES. (ALL FUNDS). Municipal notes are generally sold as interim financing in anticipation of the collection of taxes, a bond sale or receipt of other revenue. Municipal notes generally have maturities at the time of issuance of one year or less. Investments in municipal notes are limited to notes which are rated at the date of purchase: (1) MIG 1 or MIG 2 by Moody's and in a comparable rating category by at least one other nationally recognized statistical rating organization that has rated the notes, or (2) in a comparable rating category by only one such organization, including Moody's, if it is the only organization that has rated the notes, or (3) if not rated, are, in the opinion of the Adviser, of comparable investment quality and within the credit quality policies and guidelines established by the Board of Trustees.

      Notes rated "MIG 1" are judged to be of the "best quality" and carry the smallest amount of investment risk. Notes rated "MIG 2" are judged to be of "high quality, with margins of protection ample although not as large as in the preceding group." See the Appendix for a more complete description of securities ratings.

      MUNICIPAL BONDS. (ALL FUNDS). Municipal bonds generally have a maturity at the time of issuance of more than one year. Municipal bonds may be issued to raise money for various public purposes -- such as constructing public facilities and making loans to public institutions. There are generally two types of municipal bonds: general obligation bonds and revenue bonds. General obligation bonds are backed by the taxing power of the issuing municipality and are considered the safest type of municipal bond. Revenue bonds are backed by the revenues of a project or facility -- tolls from a toll road, for example. Certain types of municipal bonds are issued to obtain funding for privately operated facilities. Industrial development revenue bonds (which are private activity bonds) are a specific type of revenue bond backed by the credit and security of a private user, and therefore investments in these bonds have more potential risk. Investments in municipal bonds are limited to bonds which are rated at the date of purchase "A" or better by a NRSRO. Municipal bonds generally have a maturity at the time of issuance of more than one year.

      COMMON STOCKS. (ALL FUNDS). Common stock represents the ownership interest in the issuer that remains after all of the issuer's obligations and preferred stocks are satisfied. Common stock fluctuates in price in response to many factors, including past and expected future earnings of the issuer, the value of the issuer's assets, general economic conditions, interest rates, investor perceptions and market swings.

      PREFERRED STOCKS. (ALL FUNDS). Preferred stockholders have a greater right to receive liquidation payments and usually dividends than do common stockholders. However, preferred stock is subordinated to the liabilities of the issuer in all respects. Preferred stock may or may not be convertible into common stock.

      As a general rule, the market value of preferred stock with a fixed dividend rate and no conversion element will decline as interest rates and perceived credit risk rises. Because preferred stock is junior to debt securities and other obligations of the issuer, deterioration in the credit quality of the issuer will cause greater changes in the value of a preferred stock than in a more senior debt security with similar stated yield characteristics.

      AMERICAN DEPOSITARY RECEIPTS. (ALL FUNDS). ADRs are U.S.
dollar-denominated receipts generally issued by domestic banks. ADRs are evidence of a deposit with the bank of a foreign issuer. They are publicly traded on exchanges or over-the-counter in the United States.

      The Funds may invest in both sponsored and unsponsored ADR programs. There are certain risks associated with investments in unsponsored ADR programs. Because the non-U.S. securities issuer does not actively participate in the creation of the ADR program, the underlying agreement for service and payment will be between the depositary and the shareholder. The company issuing the stock underlying the ADR pays nothing to establish the unsponsored facility because fees for ADR issuance and cancellation are paid by brokers. Investors directly bear the expenses associated with certificate transfer, custody and dividend payment.

      In an unsponsored ADR program, there also may be several depositories with no defined legal obligations to the non-U.S. company. The duplicate depositories may lead to marketplace confusion because there would be no central source of information for buyers, sellers and intermediaries. The efficiency of centralization gained in a sponsored program can greatly reduce the delays in delivery of dividends and annual reports. In addition, with respect to all ADRs there is always the risk of loss due to currency fluctuations.

      Investments in ADRs involve certain risks not typically involved in purely domestic investments. These risks are set forth under "Foreign Securities" in this SAI.

      OPTIONS ON SECURITIES. (ALL FUNDS). The Funds may purchase put and call options and write covered put and call options on securities in which each Fund may invest directly and that are traded on registered domestic securities exchanges or that result from separate, privately negotiated transactions (i.e., over-the-counter ("OTC") options). The writer of a call option, who receives a premium, has the obligation, upon exercise, to deliver the underlying security against payment of the exercise price during the option period. The writer of a put, who receives a premium, has the obligation to buy the underlying security, upon exercise, at the exercise price during the option period.

      The Funds may write put and call options on securities only if they are covered, and such options must remain covered as long as the Fund is obligated as a writer. A call option is covered if a Fund owns the underlying security covered by the call or has an absolute and immediate right to acquire that security without additional cash consideration (or for additional cash consideration if the underlying security is held in a segregated account by its custodian} upon conversion or exchange of other securities held in its portfolio. A put option is covered if a Fund maintains cash, U.S. Treasury bills or other liquid securities with a value equal to the exercise price in a segregated account with its custodian.

      The principal reason for writing put and call options is to attempt to realize, through the receipt of premiums, a greater current return than would be realized on the underlying securities alone. In return for the premium received for a call option, the Funds forego the opportunity for profit from a price increase in the underlying security above the exercise price so long as the option remains open, but retain the risk of loss should the price of the security decline. In return for the premium received for a put option, the Funds assume the risk that the price of the underlying security will decline below the exercise price, in which case the put would be exercised and the Fund would suffer a loss. The Funds may purchase put options in an effort to protect the value of a security it owns against a possible decline in market value.

      Writing of options involves the risk that there will be no market in which to effect a closing transaction. An exchange-traded option may be closed out only on an exchange that provides a secondary market for an option of the same series. OTC options are not generally terminable at the option of the writer and may be closed out only by negotiation with the holder. There is also no assurance that a liquid secondary market on an exchange will exist. In addition, because OTC options are issued in privately negotiated transactions exempt from registration under the Securities Act, there is no assurance that the Funds will succeed in negotiating a closing out of a particular OTC option at any particular time. If a Fund, as covered call option writer, is unable to effect a closing purchase transaction in the secondary market or otherwise, it will not be able to sell the underlying security until the option expires or it delivers the underlying security upon exercise.

      The staff of the Securities and Exchange Commission (the "SEC") has taken the position that purchased options not traded on registered domestic securities exchanges and the assets used as cover for written options not traded on such exchanges are generally illiquid securities. However, the staff has also opined that, to the extent a mutual fund sells an OTC option to a primary dealer that it considers creditworthy and contracts with such primary dealer to establish a formula price at which the fund would have the absolute right to repurchase the option, the fund would only be required to treat as illiquid the portion of the assets used to cover such option equal to the formula price minus the amount by which the option is in-the-money. Pending resolution of the issue, the Funds will treat such options and, except to the extent permitted through the procedure described in the preceding sentence, assets as subject to each such Fund's limitation on investments in securities that are not readily marketable.

      FUTURES, RELATED OPTIONS AND OPTIONS ON STOCK INDICES. (ALL FUNDS EXCEPT GROWTH FUND). Each Fund may attempt to reduce the risk of investment in securities by hedging a portion of its portfolio through the use of certain futures transactions, options on futures traded on a board of trade and options on stock indices traded on national securities exchanges. In addition, each Fund may hedge a portion of its portfolio by purchasing such instruments during a market advance or when Whitehall anticipates an advance. In attempting to hedge a portfolio, a Fund may enter into contracts for the future delivery of securities and futures contracts based on a specific security, class of securities or an index, purchase or sell options on any such futures contracts, and engage in related closing transactions. Each Fund will use these instruments primarily as a hedge against changes resulting from market conditions in the values of securities held in its portfolio or which it intends to purchase.

      A stock index assigns relative weighting to the common stocks in the index, and the index generally fluctuates with changes in the market values of these stocks. A stock index futures contract is an agreement in which one party agrees to deliver to the other an amount of cash equal to a specific dollar amount times the difference between the value of a specific stock index at the close of the last trading day of the contract and the price at which the agreement is made.

      When a futures contract is executed, each party deposits with a broker or in a segregated custodial account up to 5% or more (in foreign markets) of the contract amount, called the "initial margin," and during the term of the contract, the amount of the deposit is adjusted based on the current value of the futures contract by payments of variation margin to or from the broker or segregated account.

      In the case of options on stock index futures, the holder of the option pays a premium and receives the right, upon exercise of the option at a specified price during the option period, to assume the option writer's position in a stock index futures contract. If the option is exercised by the holder before the last trading day during the option period, the option writer delivers the futures position, as well as any balance in the writer's futures margin account. If it is exercised on the last trading day, the option writer delivers to the option holder cash in an amount equal to the difference between the option exercise price and the closing level of the relevant index on the date the option expires. In the case of options on stock indexes, the holder of the option pays a premium and receives the right, upon exercise of the option at a specified price during the option period, to receive cash equal to the dollar amount of the difference between the closing price of the relevant index and the option exercise price times a specified multiple, called the "multiplier."

      During a market decline or when the Adviser anticipates a decline, each Fund may hedge a portion of its portfolio by selling futures contracts or purchasing puts on such contracts or on a stock index in order to limit exposure to the decline. This provides an alternative to liquidation of securities positions and the corresponding costs of such liquidation. Conversely, during a market advance or when the Adviser anticipates an advance, each Fund may hedge a portion of its portfolio by purchasing futures, options on these futures or options on stock indices. This affords a hedge against a Fund not participating in a market advance at a time when it is not fully invested and serves as a temporary substitute for the purchase of individual securities which may later be purchased in a more advantageous manner. Each Fund will sell options on futures and on stock indices only to close out existing positions.

      INTEREST RATE FUTURES CONTRACTS. (ALL FUNDS EXCEPT GROWTH FUND AND INTERNATIONAL FUND). These Funds may, to a limited extent, enter into interest rate futures contracts (i.e., contracts for the future delivery of securities or index-based futures contracts) that are, in the opinion of the Adviser, sufficiently correlated with the Fund's portfolio. These investments will be made primarily in an attempt to protect a Fund against the effects of adverse changes in interest rates (i.e., "hedging"). When interest rates are increasing and portfolio values are falling, the sale of futures contracts can offset a decline in the value of a Fund's current portfolio securities. The Funds will engage in such transactions primarily for bona fide hedging purposes.

      OPTIONS ON INTEREST RATE FUTURES CONTRACTS. (ALL FUNDS EXCEPT GROWTH FUND AND INTERNATIONAL FUND). These Funds may purchase put and call options on interest rate futures contracts, which give a Fund the right to sell or purchase the underlying futures contract for a specified price upon exercise of the option at any time during the option period. Each Fund may also write (sell) put and call options on such futures contracts. For options on interest rate futures that a Fund writes, such Fund will receive a premium in return for granting to the buyer the right to sell to the Fund or to buy from the Fund the underlying futures contract for a specified price at any time during the option period. As with futures contracts, each Fund will purchase or sell options on interest rate futures contracts primarily for bona fide hedging purposes.

      RISKS OF OPTIONS AND FUTURES CONTRACTS. One risk involved in the purchase and sale of futures and options is that a Fund may not be able to effect closing transactions at a time when it wishes to do so. Positions in futures contracts and options on futures contracts may be closed out only on an exchange or board of trade that provides an active market for them, and there can be no assurance that a liquid market will exist for the contract or the option at any particular time. To mitigate this risk, each

Fund will ordinarily purchase and write options only if a secondary market for the options exists on a national securities exchange or in the over-the-counter market. Another risk is that during the option period, if a Fund has written a covered call option, it will have given up the opportunity to profit from a price increase in the underlying securities above the exercise price in return for the premium on the option (although the premium can be used to offset any losses or add to a Fund's income) but, as long as its obligation as a writer continues, such Fund will have retained the risk of loss should the price of the underlying security decline. Investors should note that because of the volatility of the market value of the underlying security, the loss from investing in futures transactions is potentially unlimited. In addition, a Fund has no control over the time when it may be required to fulfill its obligation as a writer of the option. Once a Fund has received an exercise notice, it cannot effect a closing transaction in order to terminate its obligation under the option and must deliver the underlying securities at the exercise price.

      The Funds' successful use of stock index futures contracts, options on such contracts and options on indices depends upon the ability of the Adviser to predict the direction of the market and is subject to various additional risks. The correlation between movements in the price of the futures contract and the price of the securities being hedged is imperfect and the risk from imperfect correlation increases in the case of stock index futures as the composition of the Funds' portfolios diverge from the composition of the relevant index. Such imperfect correlation may prevent the Funds from achieving the intended hedge or may expose the Funds to risk of loss. In addition, if the Funds purchase futures to hedge against market advances before they can invest in common stock in an advantageous manner and the market declines, the Funds might create a loss on the futures contract. Particularly in the case of options on stock index futures and on stock indices, the Funds' ability to establish and maintain positions will depend on market liquidity. The successful utilization of options and futures transactions requires skills different from those needed in the selection of the Funds' portfolio securities. The Funds believe that the Adviser possesses the skills necessary for the successful utilization of such transactions.

      The Funds are permitted to engage in bona fide hedging transactions (as defined in the rules and regulations of the Commodity Futures Trading Commission) without any quantitative limitations. Futures and related option transactions which are not for bona fide hedging purposes may be used provided the total amount of the initial margin and any option premiums attributable to such positions does not exceed 5% of each Fund's liquidating value after taking into account unrealized profits and unrealized losses, and excluding any in-the-money option premiums paid. The Funds will not market, and are not marketing, themselves as commodity pools or otherwise as vehicles for trading in futures and related options. The Funds will segregate liquid assets such as cash, U.S. Government securities or other liquid securities to cover the futures and options.

                             INVESTMENT RESTRICTIONS

      The following restrictions are fundamental policies of each Fund, which may not be changed without the approval of the holders of a majority of the applicable Fund's outstanding voting shares as described under "Description of the Funds' Shares - Voting Rights."

      The Growth Fund, except as indicated, may not:

      (1) Invest more than 15% of the value of its net assets in investments which are illiquid (including repurchase agreements having maturities of more than seven calendar days, variable and floating rate demand and master demand notes not requiring receipt of principal note amount within seven days notice and securities of foreign issuers which are not listed on a recognized domestic or foreign securities exchange);

      (2) Borrow money or pledge, mortgage or hypothecate its assets, except that the Fund may enter into reverse repurchase agreements or borrow from banks up to 10% of the current value of its net assets for temporary or emergency purposes and those borrowings may be secured by the pledge of not more than 15% of the current value of its total net assets (but investments may not be purchased by the Fund while any such borrowings exist);

      (3) Issue senior securities, except insofar as the Fund may be deemed to have issued a senior security in connection with any repurchase agreement or any permitted borrowing;

      (4) Make loans, except loans of portfolio securities and except that the Fund may enter into repurchase agreements with respect to its portfolio securities and may purchase the types of debt instruments described in its Prospectus or the SAI;

      (5) Invest in companies for the purpose of exercising control or management;

      (6) Invest more than 10% of its net assets in shares of other investment companies;

      (7) Invest in real property (including limited partnership interests but excluding real estate investment trusts and master limited partnerships), commodities, commodity contracts, or oil, gas and other mineral resource, exploration, development, lease or arbitrage transactions;

      (8) Engage in the business of underwriting securities of other issuers, except to the extent that the disposal of an investment position may technically cause it to be considered an underwriter as that term is defined under the Securities Act;

      (9) Sell securities short, except to the extent that the Fund contemporaneously owns or has the right to acquire at no additional cost securities identical to those sold short;

      (10) Purchase securities on margin, except that the Fund may obtain such short-term credits as may be necessary for the clearance of purchases and sales of securities;

      (11) Purchase or retain the securities of any issuer, if those individual officers and Trustees of the Trust, the Adviser, or the Distributor, each owning beneficially more than 1/2 of 1% of the securities of such issuer, together own more than 5% of the securities of such issuer;

      (12) Purchase a security if, as a result, more than 25% of the value of its total assets would be invested in securities of one or more issuers conducting their principal business activities in the same industry, provided that (a) this limitation shall not apply to obligations issued or guaranteed by the U.S. Government or its agencies and instrumentalities; (b) wholly-owned finance companies will be considered to be in the industries of their parents; and (c) utilities will be divided according to their services. For example, gas, gas transmission, electric and gas, electric, and telephone will each be considered a separate industry;

      (13) Invest more than 5% of its net assets in warrants which are unattached to securities, included within that amount, no more than 2% of the value of the Fund's net assets, may be warrants which are not listed on the New York or American Stock Exchanges;

      (14) Write, purchase or sell puts, calls or combinations thereof, except that the Growth Fund may purchase or sell puts and calls as otherwise described in the Prospectus or SAI; however, the Growth Fund will invest more than 5% of its total assets in these classes of securities for purposes other than bona fide hedging; or

      (15) Invest more than 5% of the current value of its total assets in the securities of companies which, including predecessors, have a record of less than three years continuous operation.

      Additionally, the Growth Fund is a diversified fund and is therefore subject to the following limitations which are non-fundamental policies. With respect to 75% of its total assets, the Growth Fund will not invest more than 5% of its total assets in the securities of any one issuer (except for U.S. Government securities) or purchase more than 10% of the outstanding voting securities of any such issuer.

      The Mid-Cap Growth Fund, Multi-Cap Global Value Fund, International Fund, and the Equity Income Fund may not:

      (1) Purchase the securities of issuers conducting their principal business activity in the same industry if, immediately after the purchase and as a result thereof, the value of the Fund's investments in that industry would equal or exceed 25% of the current value of the Fund's total assets, provided that this restriction does not limit the Fund's investments in securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities, investments in securities of other investment companies, municipal securities or repurchase agreements;

      (2) Purchase securities of any issuer if, as a result, with respect to 75% of the Fund's total assets, more than 5% of the value of its total assets would be invested in the securities of any one issuer or the Fund's ownership would be more than 10% of the outstanding voting securities of such issuer, provided that this restriction does not limit the Fund's investments in securities issued or guaranteed by the U.S. Government, its agencies and instrumentalities, or investments in securities of other investment companies;

      (3) Borrow money, except to the extent permitted under the 1940 Act, including the rules, regulations and any orders obtained thereunder;

      (4) Issue senior securities, except to the extent permitted under the 1940 Act, including the rules, regulations and any orders obtained thereunder;

      (5) Make loans to other parties if, as a result, the aggregate value of such loans would exceed one-third of the Fund's total assets. For the purposes of this limitation, entering into repurchase agreements, lending securities and acquiring any debt securities are not deemed to be the making of loans;

      (6) Underwrite securities of other issuers, except to the extent that the purchase of permitted investments directly from the issuer thereof or from an underwriter for an issuer and the later disposition of such securities in accordance with the Fund's investment program may be deemed to be an underwriting;

      (7) Purchase or sell real estate unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the Fund from investing in securities or other instruments backed by real estate or securities of companies engaged in the real estate business); nor

      (8) Purchase or sell commodities, provided that (i) currency will not be deemed to be a commodity for purposes of this restriction, (ii) this restriction does not limit the purchase or sale of futures contracts, forward contracts or options, and (iii) this restriction does not limit the purchase or sale of securities or other instruments backed by commodities or the purchase or sale of commodities acquired as a result of ownership of securities or other instruments.

      Non-Fundamental Investment Restrictions. The Mid-Cap Growth Fund, Multi-Cap Global Value Fund, International Fund, and Equity Income Fund have each adopted the following non-fundamental investment policies which may be changed by the Board of Trustees of the Trust or at any time without approval of a Fund's shareholders.

      (1) The Fund may not invest or hold more than 15% of the Fund's net assets in illiquid securities. For this purpose, illiquid securities include, among others, (a) securities that are illiquid by virtue of the absence of a readily available market or legal or contractual restrictions on resale, (b) fixed time deposits that are subject to withdrawal penalties and that have maturities of more than seven days, and (c) repurchase agreements not terminable within seven days.

      (2) The Fund may invest in futures or options contracts regulated by the Commodity Futures Trading Commission ("CFTC") for (i) bona fide hedging purposes within the meaning of the rules of the CFTC and
            (ii) for other purposes if, as a result, no more than 5% of the Fund's net assets would be invested in initial margin and premiums (excluding amounts "in-the-money") required to establish the contracts.

      (3) The Fund may lend securities from its portfolio to approved brokers, dealers and financial institutions, to the extent permitted under the 1940 Act, including the rules, regulations and exemptions thereunder, which currently limit such activities to one-third of the value of a Fund's total assets (including the value of the collateral received). Any such loans of portfolio securities will be fully collateralized based on values that are marked-to-market daily.

      (4) The Fund may not make investments for the purpose of exercising control or management, provided that this restriction does not limit the Fund's investments in securities of other investment companies or investments in entities created under the laws of foreign countries to facilitate investment in securities of that country.

      (5) The Fund may not purchase securities on margin (except for short-term credits necessary for the clearance of transactions).

      (6) The Fund may not sell securities short, unless it owns or has the right to obtain securities equivalent in kind and amount to the securities sold short (short sales "against the box"), and provided that transactions in futures contracts and options are not deemed to constitute selling securities short.

      In addition, the Mid-Cap Growth Fund has a non-fundamental policy in place to provide shareholders with at least 60 days' notice of any change to the Fund's non-fundamental investment policy to invest at least 80% of net assets plus investment borrowings, under normal circumstances, in a diversified portfolio of common stocks of mid-sized companies with market capitalizations between $1 billion and $10 billion at the time of the initial purchase.

      If a percentage restriction on the investment or use of assets set forth in the Prospectus or this SAI is adhered to at the time a transaction is effected, later changes in percentage resulting from changing asset values will not be considered a violation. It is the intention of the Funds, unless otherwise indicated, that with respect to the Funds' policies that are a result of application of law, the Funds will take advantage of the flexibility provided by rules or interpretations of the SEC currently in existence or promulgated in the future, or changes to such laws.

                                   MANAGEMENT

TRUSTEES AND OFFICERS

      The Trust's Board of Trustees is responsible for establishing the Funds' policies and for overseeing the management of the Funds. The Board also elects the Trust's officers who conduct the daily business of the Funds. The Board meets regularly to review the activities of the officers who are responsible for day-to-day operations of the Funds.

      Set forth below are the Trustees and executive officers of the Trust, their ages, business addresses, position and term of office, their principal occupations during the past five years, and other directorships held by them. An asterisk indicates a Trustee who may be deemed to be an "interested person" of the Trust as defined in the 1940 Act ("Interested Trustee").

                                                                                   NUMBER OF
                                            TERM OF                               PORTFOLIOS IN
                                           OFFICE AND          PRINCIPAL              FUND            OTHER
                         POSITION(s)       LENGTH OF          OCCUPATION(s)          COMPLEX      DIRECTORSHIPS
 NAME, ADDRESS AND        HELD WITH          TIME          DURING PAST FIVE        OVERSEEN BY        HELD BY
        AGE                TRUST           SERVED(1)              YEARS              TRUSTEE         TRUSTEE(2)
--------------------   ---------------   -------------   ----------------------   -------------   ------------------
INDEPENDENT
TRUSTEES
Pierre de St. Phalle   Trustee and       Trustee since   Consultant for           Six             Independent
50 Rockefeller Plaza   Chairman of the   September       Promontory Financial                     Director,
15th Floor             Board of          2000;           Group, since March                       Aetos Capital
New York, NY 10020     Trustees          Chairman        2005; Independent                        Alternative
(57)                                     since January   Investor and                             Investment
                                         2004            Consultant, since                        Funds (4
                                                         December 2003.                           funds).
                                                         Managing Director and
                                                         Chief Legal Officer of
                                                         iForemation Group and
                                                         successor company,
                                                         from October 2000 to
                                                         December 2003; and
                                                         Partner, Davis Polk &
                                                         Wardwell from January
                                                         1983 to October 2000.

John R. Preston        Trustee           Since           Vice President of        Six             Independent
50 Rockefeller Plaza                     February 2003   Finance &                                director of
15th  Floor                                              Administration for                       Cinram
New York, NY 10020                                       Southern Wine &                          International,
(59)                                                     Spirits, from January                    Inc., from
                                                         2004 to present; Chief                   July 2003 to
                                                         Financial Officer and                    present (a company
                                                         Executive Vice                           listed on the

                                                                                   NUMBER OF
                                            TERM OF                               PORTFOLIOS IN
                                           OFFICE AND          PRINCIPAL              FUND           OTHER
                         POSITION(s)       LENGTH OF          OCCUPATION(s)          COMPLEX      DIRECTORSHIPS
 NAME, ADDRESS AND        HELD WITH          TIME          DURING PAST FIVE        OVERSEEN BY       HELD BY
        AGE                TRUST           SERVED(1)              YEARS              TRUSTEE        TRUSTEE(2)
--------------------   ---------------   -------------   ----------------------   -------------   ---------------
                                                         President of                             Toronto
                                                         Ripplewood Holdings                      Stock
                                                         LLC (Private Equity)                     Exchange).
                                                         (2003-2004); Senior
                                                         Vice President of
                                                         Vivendi Universal
                                                         (2001 - 2002); Senior
                                                         Vice President,
                                                         Treasury and Strategic
                                                         Planning from 1997 to
                                                         2000 of The Seagram
                                                         Company Ltd., where he
                                                         worked from 1981-2001.

Susan V. Machtiger     Trustee           Since June      Independent Marketing    Six             None
50 Rockefeller Plaza                     2001            Consultant from
15th Floor                                               October 1999 to
New York, NY 10020                                       present; Trustee of
(48)                                                     Bronxville School
                                                         Board, from July 2001
                                                         to July 2004; Senior
                                                         Partner and Worldwide
                                                         Strategic Planning
                                                         Director of J. Walter
                                                         Thompson, a full
                                                         service, global
                                                         advertising and
                                                         communications agency,
                                                         from July 1995 to
                                                         September 1999.

Tracy L.  Nixon        Trustee           Since June      President and Chief      Six             None
50 Rockefeller Plaza                     2001            Executive Officer of
15th  Floor                                              King Cross
New York, NY 10020                                       Corporation, a small
(43)                                                     business consultancy,
                                                         from May 2000 to
                                                         present and Former
                                                         Vice President of
                                                         Goldman Sachs & Co.,
                                                         from July 1989 to May
                                                         2000.

INTERESTED
TRUSTEE
Jeffrey S. Thomas      Trustee and       Trustee and     Chief Investment         Six             N/A
Federal Street, 100    President         President,      Officer of Atlantic
37th Floor                               since January   Trust Company, N.A.
Boston, MA 02110                         2006            ("Atlantic Trust"),
(55)                                                     from October 1986 to
                                                         present; Co-Portfolio
                                                         Manager of Atlantic
                                                         Trust Large-Cap Growth
                                                         Fund and

                                                                                   NUMBER OF
                                            TERM OF                               PORTFOLIOS IN
                                           OFFICE AND          PRINCIPAL              FUND           OTHER
                         POSITION(s)       LENGTH OF          OCCUPATION(s)          COMPLEX      DIRECTORSHIPS
 NAME, ADDRESS AND        HELD WITH          TIME          DURING PAST FIVE        OVERSEEN BY       HELD BY
        AGE                TRUST           SERVED(1)              YEARS              TRUSTEE        TRUSTEE(2)
--------------------   ---------------   -------------   ----------------------   -------------   ---------------
                                                         Atlantic Whitehall
                                                         Growth Fund.

EXECUTIVE
OFFICERS
Robert Saccone         Vice President    Since           Senior Vice President    N/A             N/A
50 Rockefeller Plaza                     February 2003   of Product Development
15th Floor                                               and Product Management
New York, NY 10020                                       of Atlantic Trust
(46)                                                     investment offerings
                                                         since February 2003.
                                                         Formerly, Managing
                                                         Director of Whitehall
                                                         Asset Management from
                                                         1995 - 2003.

John Bini              Treasurer and     Since           Director of Finance at   N/A             N/A
50 Rockefeller Plaza   Chief Financial   February 2003   Atlantic Trust since
15th Floor             Officer                           October 2002;
New York, NY  10020                                      Formerly, Director of
(39)                                                     Finance of the Finance
                                                         Group at Zurich
                                                         Scudder Investments,
                                                         Inc./ Deutsche Asset
                                                         Management

Paul Elmlinger         Secretary         Since           General Counsel of       N/A             N/A
50 Rockefeller Plaza                     February 2003   Atlantic Trust Since
15th  Floor                                              May 2002; Formerly,
New York, NY 10020                                       Managing Director of
(45)                                                     Zurich Scudder
                                                         Investments, Inc.,
                                                         where he worked from
                                                         1988 to 2002.

Gabrielle Bailey       Chief Legal       Since July      Counsel of Atlantic      N/A             N/A
50 Rockefeller Plaza   Officer           2004            Trust since March
15th Floor                                               2003, Formerly
New York, NY 10020                                       Associate with Alston
(31)                                                     & Bird LLP from August
                                                         2000 to March 2003 and
                                                         Associate with King &
                                                         Spalding LLP from
                                                         September 1999 to
                                                         August 2000.

---------------------
(1) Each Trustee holds office during the lifetime of the Trust or until he/she resigns or is removed from office in the manner provided by law or until his/her successor is duly chosen and qualified. The Trustees adopted a retirement policy providing for mandatory retirement as a Trustee of the Trust and from any and all committees on which he/she serves upon reaching the age of seventy-two years of age. The executive officers each hold office until their successors are chosen and qualified.

(2) Includes all directorships of publicly held companies and all trusteeships. If the individual serves as a trustee/director for an investment company, the number of portfolios is indicated if there are more than two.

COMMITTEES

      The Board of Trustees of the Trust has established a Nominating and Governance Committee, Audit Committee and Valuation Committee. Each committee currently consists of the following members, each of whom is not an "interested person" as defined in the 1940 Act ("Independent Trustee"): Messrs. Preston and de Saint Phalle and Mss. Machtiger and Nixon.

      The Nominating and Governance Committee operates pursuant to a separate Nominating and Governance Committee Charter. The responsibilities of the Nominating and Governance Committee include: (i) making recommendations to the Board with respect to the effectiveness of the Board in carrying out its responsibilities in governing the Funds and overseeing the management of the Funds; (ii) making recommendations to the Board regarding (a) its size, structure and composition; (b) qualifications for Board membership; and (c) compensation for Board Members; (iii) identifying and recommending qualified individuals for Board membership and for the chairmanship of the Board; and (iv) overseeing the self-assessment of the Board, its committees and its members. The Nominating and Governance Committee will not consider nominees recommended by shareholders of the Trust. During the fiscal year ended November 30, 2005, there was one meeting of the Nominating and Governance Committee. The Audit Committee operates pursuant to a separate Audit Committee Charter. The responsibilities of the Audit Committee include: (i) overseeing the accounting and financial reporting policies of the Funds; (ii) overseeing the quality and objectivity of the Funds' financial statements and the independent audit thereof; (iii) interacting with the Funds' independent auditors on behalf of the Board; (iv) overseeing, or, as appropriate, assisting Board oversight of the Funds' compliance with legal and regulatory requirements that relate to the Funds' accounting and financial reporting, internal controls and independent audits; and (v) approving the engagement of the independent auditors and, in connection therewith, reviewing and evaluating the qualifications, independence and performance of the independent auditors. During the fiscal year ended November 30, 2005, there were two meetings of the Audit Committee. The Board Valuation Committee is responsible for fair value of portfolio securities in cases when a market quotation is not readily available or the Adviser believes that a market quotation or valuation provided by an approved pricing methodology does not represent a fair value. During the fiscal year ended November 30, 2005, there were no meetings of the Board Valuation Committee.

SECURITY AND OTHER INTERESTS

      The following table sets forth the dollar range of equity securities beneficially owned by each Trustee in each Fund of the Trust and in all registered investment companies overseen by the Trustee within the Trust's family of investment companies, as of December 31, 2005.

                                                                                 AGGREGATE DOLLAR RANGE OF EQUITY
                                                                                   SECURITIES IN ALL REGISTERED
                                                                                 INVESTMENT COMPANIES OVERSEEN BY
                              DOLLAR RANGE OF EQUITY SECURITIES IN                 TRUSTEE WITHIN THE FAMILY OF
    NAME OF TRUSTEE                 EACH FUND OF THE TRUST                              INVESTMENT COMPANIES
--------------------        -----------------------------------------            --------------------------------
INDEPENDENT TRUSTEES

Pierre de St. Phalle        Growth Fund, between $50,001 and $100,000            Between $50,001 and $100,000

John R. Preston             Growth Fund, between $1 and $10,000                  Between $1 and $10,000

Susan V. Machtiger          None.                                                None.

Tracy L. Nixon              None.                                                None.

INTERESTED TRUSTEE

Jeffrey Thomas              Mid-Cap Growth Fund, more than $100,000              More than $100,000

      Ownership of Securities of Certain Entities. As of December 31, 2005, the Independent Trustees did not own securities of the investment adviser, the distributor, or any entity controlling, controlled by, or under common control with the investment adviser or the distributor.

      Compensation. The table below sets forth the compensation paid to Trustees of the Trust for the fiscal year ended November 30, 2005. The Trust does not compensate the officers for the services they provide. Effective January 1, 2005, Trustees of the Trust not affiliated with the Adviser (excluding the Chairman and the Audit Committee Chairman) receive from the Trust an annual retainer of $14,000, a fee of $1,500 for each Board of Trustees meeting attended, and $1,500 for each audit committee ($1,500 for each other committee) meeting of the Trust attended. The Chairman receives from the Trust an annual retainer of $18,000, a fee of $2,000 for each Board of Trustees meeting attended, and $1,500 for each audit committee ($1,500 for each other Board committee) meeting of the Trust attended. The Audit Committee Chairman receives from the Trust an annual retainer of $16,000, a fee of $1,500 for each Board of Trustees meeting attended, and $2,000 for each audit committee ($1,500 for each other Board committee) meeting of the Trust attended. They also are reimbursed for all out-of-pocket expenses relating to attendance at such meetings. Trustees who are affiliated with the Adviser do not receive compensation from the Trust.

                                                          PENSION OR                                 TOTAL COMPENSATION
                                  AGGREGATE          RETIREMENT BENEFITS      ESTIMATED ANNUAL      FROM TRUST AND FUND
  NAME OF PERSON AND         COMPENSATION FROM       ACCRUED AS PART OF        BENEFITS UPON         COMPLEX PAID TO
       POSITION                    TRUST               TRUST EXPENSES           RETIREMENT              TRUSTEES*
-----------------------      -----------------       -------------------      ----------------      -------------------
INDEPENDENT TRUSTEES

Pierre de St. Phalle               $30,500                   None                   None                  $30,500

John R. Preston                    $24,500                   None                   None                  $24,500

Susan V. Machtigerr                $24,500                   None                   None                  $24,500

Tracy L. Nixon                     $21,500                   None                   None                  $21,500

* The total amount compensated to the Trustees for their service on the Trust's Board and the Board of any other investment company in the fund complex. The Fund Complex includes only the Trust. Note: Lynn S. Birdsong served as a Trustee until his resignation on March 16, 2005. For the period until his resignation, the Trust paid Mr. Birdsong $6,500 for his service.

                   CONTROL PERSONS AND PRINCIPAL SHAREHOLDERS

      As of March 10, 2006, the following persons owned of record 5% or more of the voting securities of a particular Fund. Any person owning more than 25% of the voting securities of a Fund may be deemed to have effective voting control over the operation of that Fund, which would diminish the voting rights of other shareholders:

  ATLANTIC WHITEHALL GROWTH FUND (DISTRIBUTOR CLASS)                                                 PERCENTAGE OWNED
-------------------------------------------------------                                              ----------------
Trustlynx & Co.                                                                                          25.2150%
P.O. Box 173736
Denver, CO 80217-3736

T Rowe Price Retirement Plan                                                                             24.8277%
Services TTEE
FBO Retirement Plan Clients Trust
4515 Painters Mill Road
Owings Mills, MD 21117

Charles Schwab & Co., Inc.                                                                               23.8572%
Special Custody Account for the Benefit of Customers
Attention: Mutual Funds
101 Montgomery Street
San Francisco, CA 94104

National Financial Services LLC                                                                           6.2836%
200 Liberty Street 1NFC
New York, NY 11435

ATLANTIC WHITEHALL GROWTH FUND (INSTITUTIONAL CLASS)                                                 PERCENTAGE OWNED
----------------------------------------------------                                                 ----------------
Hollowwave & Co.                                                                                         63.1888%
c/o State Street Corporation
Box 5496
Boston, MA 02206-5496

Hollowwave & Co.                                                                                         22.9125%
c/o State Street Bank
Box 5496
Boston, MA 02206-5496

Charles Schwab & Co., Inc.                                                                                7.6945%
Special Custody Account for the Benefit of Customers
Attention: Mutual Funds
101 Montgomery Street
San Francisco, CA 94104

SEI Private Trust Company                                                                                 5.3053%
FBO Smith Barney Corporate Trust Company
Attention:  Mutual Fund Administrator
One Freedom Valley Drive
Oaks, PA 19456

ATLANTIC WHITEHALL INTERNATIONAL FUND (INSTITUTIONAL CLASS)                                          PERCENTAGE OWNED
------------------------------------------------------------                                         ----------------
Hollowwave & Co.                                                                                         90.6145%
c/o State Street Bank
Box 5496
Boston, MA 02206-5496

ATLANTIC WHITEHALL MID-CAP GROWTH FUND (INSTITUTIONAL CLASS)                                         PERCENTAGE OWNED
------------------------------------------------------------                                         ----------------
Hollowwave & Co.                                                                                         33.7623
c/o State Street Corporation
Box 5496
Boston, MA 02206-5496

Hollowwave & Co.                                                                                         31.8183
c/o State Street Bank
Box 5496
Boston, MA 02206-5496

Amvescap National Trust Co. TTEE                                                                         11.6168%
FBO Amvescap 401(k) Plan
P.O. Box 105779
Atlanta, GA 30361

Charles Schwab & Co., Inc.                                                                                9.2495%
Special Custody Account for the Benefit of Customers
Attention:  Mutual Funds
101 Montgomery Street
San Francisco, CA 94104

 ATLANTIC WHITEHALL MULTI-CAP GLOBAL VALUE FUND (INSTITUTIONAL CLASS)                                PERCENTAGE OWNED
---------------------------------------------------------------------                                ----------------
Hollowwave & Co.                                                                                         74.9832%
c/o State Street Corporation
Box 5496
Boston, MA 02206-5496

Hollowwave & Co.                                                                                          6.6751%
c/o State Street Bank
Box 5496
Boston, MA 02206-5496

LaSalle Bank NA                                                                                           5.8401%
Omnibus 049103807
P.O. Box 1443
Chicago, IL 60690-1443

Charles Schwab & Co., Inc.                                                                                5.7210%
Special Custody Account for the Benefit of Customers
Attention: Mutual Funds
101 Montgomery Street
San Francisco, CA 94104

ATLANTIC WHITEHALL EQUITY INCOME FUND (INSTITUTIONAL CLASS)                                          PERCENTAGE OWNED
-----------------------------------------------------------                                          ----------------
Hollowwave & Co.                                                                                         38.6017%
c/o State Street Corporation
Box 5496
Boston, MA 02206-5496

Hollowwave & Co.                                                                                         30.4973%
c/o State Street Bank
Box 5496
Boston, MA 02206-5496

Charles Schwab & Co., Inc.                                                                               20.0007%
Special Custody Account for the Benefit of Customers
Attention: Mutual Funds
101 Montgomery Street
San Francisco, CA 94104

National Financial Services, LLC                                                                          5.5530%
200 Liberty Street 1NFC

New York, NY 11435

      As of March 10, 2005, the Officers and Trustees of the Trust, as a group, owned less than 1% of the outstanding shares of the Funds.

                     INVESTMENT ADVISORY AND OTHER SERVICES

INVESTMENT ADVISER

STEIN ROE INVESTMENT COUNSEL, INC.

      Stein Roe Investment Counsel, Inc. (the "Adviser"), a registered investment adviser, provides investment advisory services to the Fund. The Adviser's principal office is located at One South Wacker Drive, Suite 3500, Chicago, Illinois 60606. As of December 31, 2005, as part of the Atlantic Trust Private Wealth Management Division ("ATPWM"), the Adviser managed approximately $8.8 billion in assets of ATPWM's $16.2 billion in assets. The entities comprising ATPWM manage wealth for individuals and families, and provide asset management services to foundations and endowments.

      The Adviser is a wholly-owned subsidiary of AMVESCAP PLC ("AMVESCAP"). AMVESCAP is a leading independent global investment manager dedicated to helping people worldwide build their financial security. Operating under the AIM, INVESCO, and Atlantic Trust brands, AMVESCAP strives to deliver outstanding investment performance and service through a comprehensive array of products for individual and institutional clients in more than 100 countries. AMVESCAP had approximately $386.3 billion in assets under management as of December 31, 2005. The company is listed on the London, New York, Paris and Toronto stock exchanges with the symbol AVZ.

      The day-to-day operations of the Funds are delegated by the Board to the Adviser's officers and service providers while administrative services and compliance functions may be provided by the Adviser's personnel or one of its affiliates.

      From November 18, 1994 to February 14, 2003, Whitehall Asset Management, Inc. ("Whitehall') acted as the investment adviser with respect to the assets of the Trust. On October 28, 2002, the parent company of Whitehall, The Industrial Bank of Japan Trust Company ("IBJ Trust"), entered into an agreement (the "Purchase Agreement") to sell Whitehall to Atlantic Trust Group, Inc., a wholly-owned subsidiary of AMVESCAP (the "Acquisition"). The closing of the Acquisition occurred on February 14, 2003 (the "Closing"). After the Acquisition, Whitehall's operations were integrated with those of ATPWM, the private wealth management division of AMVESCAP, and Whitehall changed its name to Atlantic Trust Advisors, Inc.

      On October 1, 2004, the Funds' former investment adviser, Atlantic Trust Advisors, Inc., merged with and into the Adviser and the Adviser assumed the investment advisory agreement for the Funds. The contractual terms of the investment advisory agreement and related sub-advisory agreements for the Funds were not changed as a result of the merger. The day-to-day management and portfolio teams of the Funds will not be affected by the merger. The Adviser is an affiliate of Atlantic Trust Company, N.A.

      As compensation for its advisory services for the Funds, the Adviser is entitled to receive a monthly fee at the annual rates indicated below of each Fund's average daily net assets:

                                                                CONTRACTUAL ANNUAL RATE
            FUNDS                                           (AS A PERCENTAGE OF NET ASSETS)
-----------------------------                               -------------------------------
 Growth Fund                                                             0.85%
 Mid-Cap Growth Fund                                                     0.85%
 Multi-Cap Global Value Fund                                             0.90%
 International Fund                                                      1.15%
 Equity Income Fund                                                      0.85%

      The Adviser has agreed to contractually waive and/or reimburse its management fee to the extent necessary to maintain net expenses at an annual rate of 1.35% until March 31, 2007 for the Distributor Class shares of the Growth Fund. The Adviser has agreed to contractually waive and/or reimburse its management fee to the extent necessary to maintain net expenses at the following rates until March 31, 2007 for the Institutional Class shares of the following
Funds: Growth Fund, 1.10%; Mid-Cap Growth Fund, 1.30%; Multi-Cap Global Value Fund, 1.30%; International Fund, 1.50%; and Equity Income Fund, 1.10%.

      Any waivers and/or reimbursements made by the Adviser with respect to a Fund are subject to recoupment from that Fund within the following three years, provided that the Fund is able to effect such payment to the Adviser and remain in compliance with the foregoing expense limitations. The potential reimbursements are accounted for as possible contingent liabilities that are not recordable on the balance sheet of a Fund until collection is probable, but appear as footnote disclosure to each Fund's financial statements. At such time as it appears probable that a Fund is able to effect such reimbursement and that the Adviser intends to seek such reimbursement, the amount of the reimbursement will be accrued as an expense of the Fund for that current period.

      As discussed above, prior to January 31, 2003, Whitehall served as investment adviser to the Funds. For the periods indicated below, the Funds paid the Adviser and Whitehall the following advisory fees and the Adviser/Whitehall waived the indicated amounts:

                                           YEAR-ENDED                           YEAR-ENDED                      YEAR-ENDED
                                       NOVEMBER 30, 2005                     NOVEMBER 30, 2004              NOVEMBER 30, 2003
                                  -------------------------------      -----------------------------     ---------------------------
                                   FEES PAID          FEES WAIVED      FEES PAID         FEES WAIVED     FEES PAID       FEES WAIVED
                                  ----------          -----------      ----------        -----------     ----------      -----------
Growth Fund                       $  736,900           $127,865        $1,322,371        $ 185,327       $1,296,130      $222,644
Mid-Cap Growth Fund                  597,586                N/A           221,703              N/A              N/A           N/A
Multi-Cap Global Value Fund          180,345             66,202           137,661           36,035              N/A           N/A
International Fund                 2,218,198                N/A         1,954,348              N/A          431,784           N/A

      As of November 30, 2005, the Equity Income Fund had not yet commenced operations.

INVESTMENT SUB-ADVISERS

AIM FUNDS MANAGEMENT INC.

      AIM Funds Management Inc. ("AIM"), located at 5140 Yonge Street, Suite 900, Toronto, Ontario, Canada, is the sub-adviser to the Multi-Cap Global Value Fund. AIM provides advisory services, including portfolio management, to the Multi-Cap Global Value Fund, subject to the review of the Board of Trustees and the overall supervision of the Adviser. AIM is a subsidiary of AMVESCAP.

      Pursuant to a separate sub-advisory agreement with the Trust, AIM is entitled to receive from the Adviser a fee based on the average daily net assets of the Multi-Cap Global Value Fund at the annual rate of 0.35%.

INVESCO GLOBAL ASSET MANAGEMENT (N.A.)

      INVESCO Global Asset Management (N.A.) ("IGAM"), located at 1355 Peachtree Street, NE, Suite 250, Atlanta, Georgia, is the sub-adviser to the International Fund. IGAM provides advisory services, including portfolio management, to the International Fund, subject to the review of the Board of Trustees and the overall supervision of the Adviser. IGAM is a subsidiary of AMVESCAP PLC, an international investment management company that manages more than $386.3 billion in assets worldwide. Pursuant to a separate sub-advisory agreement with the Trust, IGAM is entitled to receive from the Adviser a fee based on the average daily net assets of the International Fund at the annual rate of 0.45%.

DISTRIBUTOR

      PFPC Distributors, Inc., 760 Moore Road, King of Prussia, PA 19406, is the principal underwriter of the Funds pursuant to a Distribution Agreement dated October 26, 2000. PFPC Distributors, Inc. is a subsidiary of PFPC Inc., and has been providing mutual fund distribution services since 1992. From March 1, 1998 to January 2, 2001, Provident Distributors, Inc. served as the Funds' Distributor and prior to March 1, 1998, IBJ Funds Distributor, Inc. served as the Funds' Distributor. PFPC Distributors offers the Funds' shares to the public on a continuous basis.

ADMINISTRATIVE SERVICES

      As of March 1, 1998, the Trust entered into an Administration Agreement (the "Administration Agreement") with PFPC. PFPC provides administrative services necessary for the operation of the Funds, including among other things,
(1) preparation of shareholder reports and communications, (2) regulatory compliance, such as reports to and filings with the SEC and state securities commissions and (3) general supervision of the operation of the Funds, including coordination of the services performed by the Adviser, PFPC Distributors, transfer agent, custodians, independent accountants, legal counsel and others. In addition, PFPC furnishes office space and facilities required for conducting the business of the Funds. For these services, PFPC receives a fee from each Fund computed daily and payable monthly, at the annual rate of: 0.08% of average daily net assets of each Fund up to $500 million; 0.06% of average daily net assets of each Fund in excess of $500 million up to $1 billion; 0.05% of average daily net assets of each Fund in excess of $1 billion. PFPC is also entitled to receive an annual base complex fee of $15,000, plus a $5,000 per Fund fee for administration and support services.

      For the periods indicated below, the Funds paid PFPC the following fees for the administrative services described above:

                                              YEAR-ENDED                YEAR-ENDED                YEAR-ENDED
          FUND                            NOVEMBER 30, 2005          NOVEMBER 30, 2004         NOVEMBER 30, 2003
----------------------------              -----------------          -----------------         -----------------
Growth Fund                                  $  88,205                    $151,691                 $209,325
Mid-Cap Growth Fund                             72,692                      26,853                      N/A
Multi-Cap Global Value Fund                     33,736                      20,739                      N/A
International Fund                             227,356                     178,638                   35,531

      As of November 30, 2005, the Equity Income Fund had not yet commenced operations.

      The Administration Agreement was approved by the Board of Trustees at a meeting held on December 18, 1997 and shall remain in effect for a period of five years from its effective date. Thereafter, the Administration Agreement will continue subject to termination without penalty upon 180 days prior notice.

      Additionally, on September 17, 1998, Whitehall, or an affiliate, entered into a Co-Administration Services Contract with the Trust. Under this contract, Whitehall performed supplemental administrative services, including (1) supervising the activities of PFPC and the Funds' other service providers, (2) serving as liaison with the Trustees and (3) providing general product management and oversight to the extent not provided by PFPC. In consideration of Whitehall's services under this contract, the Trust paid Whitehall a monthly fee with respect to each Fund at an annual rate of 0.03% of the average daily value of the net assets of the Fund during the preceding month. For the fiscal year ended November 30, 2002, Whitehall received co-administration fees of $45,733 for the Growth Fund.

FUND EXPENSES

      Each Fund bears all costs of its operations other than expenses specifically assumed by PFPC Distributors, PFPC or the Adviser. The costs borne by the Funds include advisory fees, administration fees, Rule 12b-1 distribution fees (for Distributor Class shares), legal and auditing expenses; Trustees' fees and expenses; insurance premiums; custodian and transfer agent fees and expenses; expenses incurred in acquiring or disposing of the Funds' portfolio securities; expenses of registering or qualifying the Funds' shares for sale with the SEC and with various state securities commissions; expenses of obtaining quotations on the Funds' portfolio securities and pricing of the Funds' shares; expenses of maintaining the Funds' legal existence and of shareholders' meetings; and expenses of preparation and distribution to existing shareholders of reports, proxies and prospectuses. Trust expenses directly attributable to a Fund are charged to that Fund; other expenses are allocated proportionately among all of the Funds in the Trust in relation to the net assets of each Fund.

CUSTODIAN, TRANSFER AGENT AND DIVIDEND DISBURSING AGENT

      State Street Bank and Trust Company, 1 Lincoln Street, Boston, Massachusetts 02111, is the Custodian of the Trust's assets. The Custodian (itself or through a sub-custodian) maintains separate accounts for the Funds; receives, holds and releases portfolio securities on account of the Funds, receives and disburses money on behalf of the Funds and collects and receives income and other payments on account of the Funds' portfolio securities. The Custodian is also authorized to establish separate accounts in foreign countries and to cause foreign securities owned by the Funds to be held outside the United States in branches of U.S. banks and, to the extent permitted by applicable regulations, in certain foreign banks and securities depositories.

      PFPC (the "Transfer Agent") acts as transfer agent for the Funds. The Trust compensates the Transfer Agent for providing personnel and facilities to perform transfer agency related services for the Trust at a rate intended to represent the cost of providing such services.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

      Ernst & Young LLP serves as the Independent Registered Public Accounting Firm for the Trust. Ernst & Young LLP provides audit services, tax return review and assistance and consultation in connection with review of certain SEC filings. Ernst & Young LLP's address is 5 Times Square, New York, New York 10036.

COUNSEL

      Dechert LLP, located at 1775 I Street, NW, Washington, DC 20006, serves as counsel to the Trust.

CODES OF ETHICS

      The Trust, the Adviser, AIM and IGAM have each adopted a Code of Ethics designed to prevent affiliated persons of the such entities from engaging in deceptive, manipulative or fraudulent activities in connection with securities held or to be acquired by the Funds. Each code of ethics, among other things, permits "access persons" to invest in certain securities, subject to various restrictions and requirements. More specifically, each code of ethics either prohibits its access persons from purchasing or selling securities that may be purchased or held by a Fund or permits such access persons to purchase or sell such securities, subject to certain restrictions. For purposes of a code of ethics, an access person means (i) a director, trustee or officer of a fund or adviser; (ii) any employee of a fund or investment adviser (or any company in a control relationship to a fund or investment adviser) who, in connection with such position makes, participates in, or obtains information about the purchase or sale of securities by a fund, or whose functions relate to the making of any recommendations with respect to the purchases or sales; and (iii) any natural person in a control relationship to a fund or investment adviser who obtains information concerning recommendations made to a fund regarding the purchase or sale of securities. Portfolio managers and other persons who assist in the investment process are subject to additional restrictions under the Code of Ethics. To facilitate enforcement, the Codes of Ethics generally require that an access person submit reports to a designated compliance person regarding transactions involving securities which are eligible for purchase by a Fund. The Codes of Ethics for the Trust, the Adviser, AIM and IGAM are on public file with, and are available from, the SEC.

PROXY VOTING POLICIES

      The Funds have adopted Proxy Voting Policies that delegate the responsibility of voting proxies to the Adviser (Atlantic Whitehall Division). The Proxy Voting Policies of the Trust and the Adviser (Atlantic Whitehall Division) are attached as Appendix B. Information regarding how the Funds voted proxies relating to portfolio securities during the 12-month period ended June 30 will be available annually, without charge, upon request, by calling 1-800-994-2533 and on the SEC's website at http://www.sec.gov.

PORTFOLIO MANAGERS

STEIN ROE INVESTMENT COUNSEL, INC.

OTHER MANAGED ACCOUNTS AS OF NOVEMBER 30, 2005

      Certain of the portfolio managers who are primarily responsible for the day-to-day management of the Funds also manage other registered investment companies, other pooled investment vehicles and other accounts, as indicated below. The following tables identify, as of November 30, 2005: (i) the Fund(s) managed by the specified portfolio manager; and (ii) the number of other registered investment companies, pooled investment vehicles and other accounts managed by the portfolio manager. The portfolio managers do not manage any accounts with respect to which the advisory fee is based on performance.

                                                                 REGISTERED
                                                                 INVESTMENT        UNREGISTERED POOLED
                                                                  COMPANIES        INVESTMENT VEHICLES          OTHER ACCOUNTS
                                                                ------------      ---------------------      ---------------------
   PORTFOLIO                                                           TOTAL
   MANAGERS                  FUNDS MANAGED                      NO.   ASSETS      NO.      TOTAL ASSETS       NO.    TOTAL ASSETS
---------------    --------------------------------------       ---   ------      ---      ------------      ----  ---------------
Jeffrey Thomas     Atlantic Whitehall Growth                     0       0         2       $ 98,765,614       95   $   520,602,254
Fredrick Weiss     Atlantic Whitehall Growth and Atlantic        0       0         4       $551,214,304       87   $    85,633,562
                   Whitehall Mid-Cap Growth
Jay Pearlstein     Atlantic Whitehall Mid-Cap Growth             0       0         3       $480,164,637      150   $ 1,659,665,707
Douglas Rogers     Atlantic Whitehall Equity Income              0       0         2       $221,277,585      169   $   162,373,070
James Cosentino    Atlantic Whitehall Equity Income              0       0         2       $221,277,585      169   $   162,373,070

CONFLICTS OF INTEREST

      From time to time, potential conflicts of interest may arise between a portfolio manager's management of the investments of a Fund, on the one hand, and the management of other accounts, on the other. The other accounts might have similar investment objectives or strategies as the Funds, track the same index a Fund tracks or otherwise hold, purchase, or sell securities that are eligible to be held, purchased or sold by the Funds. The other accounts might also have different investment objectives or strategies than the Funds.

      Knowledge and Timing of Fund Trades. A potential conflict of interest may arise as a result of the portfolio manager's day-to-day management of a Fund. Because of their positions with the Funds, the portfolio managers know the size, timing and possible market impact of a Fund's trades. It is theoretically possible that the portfolio managers could use this information to the advantage of other accounts they manage and to the possible detriment of a Fund.

      Investment Opportunities. A potential conflict of interest may arise as result of the portfolio manager's management of a number of accounts with varying investment guidelines. Often, an investment opportunity may be suitable for both a Fund and other accounts managed by the portfolio manager, but may not be available in sufficient quantities for both the Fund and the other accounts to participate fully. Similarly, there may be limited opportunity to sell an investment held by a Fund and another account. SRIC has adopted policies and procedures reasonably designed to allocate investment opportunities on a fair and equitable basis over time.

COMPENSATION

      Each portfolio manager's compensation consists of the following five elements:

      Base salary. Each portfolio manager is paid a base salary which is set at a level determined to be appropriate based upon an individual's experience and responsibilities through the use of an independent compensation survey of the investment management industry.

      Annual Bonus. Each portfolio manager is paid an annual cash bonus, which is discretionary and based on a number of factors. Such factors may include:

      - the success and consistency of the team's investment results, as measured against appropriate market benchmarks and peer groups;

      -     generation and contribution of investment ideas;

      -     Contributions to asset retention, gathering and client satisfaction;

      -     Contributions to mentoring, coaching and/or supervising; and

      -     Overall contribution to the firm.

      Equity-based compensation. Portfolio managers may be awarded options to purchase common shares and/or granted restricted shares or deferred shares of AMVESCAP stock from pools determined from time to time by the Remuneration Committee of the AMVESCAP Board of Directors. Awards of equity-based compensation typically vest over time, so as to create incentives to retain key talent.

      Participation in group insurance programs. Portfolio managers are provided life insurance coverage in the form of a group variable universal life insurance policy, under which they may make additional contributions to purchase additional insurance coverage or for investment purposes.

      Participation in deferred compensation plan. Portfolio managers are eligible to participate in a non-qualified deferred compensation plan, which affords participating employees the tax benefits of deferring the receipt of a portion of their cash compensation.

SECURITIES OWNERSHIP

      As of November 30, 2005, the portfolio managers owned the following ranges of securities in the Funds:

                                                DOLLAR RANGE OF
NAME OF PORTFOLIO MANAGER                  INVESTMENTS IN EACH FUND
-------------------------                 ---------------------------
Jeffrey Thomas                            Mid-Cap Growth Fund,
                                          between $100,001 - $500,000

Fredrick Weiss                            Mid-Cap Growth Fund,
                                          between $100,001 - $500,000

Jay Pearlstein                            Mid-Cap Growth Fund,
                                          between $1 - $10,000

Douglas Rogers                            Mid-Cap Growth Fund,
                                          between $100,001 - $500,000

James Cosentino                           N/A

------------------
* No information is shown for Mr. Cosentino because the Equity Income Fund did not commence operations until December 1, 2005.


AIM FUNDS MANAGEMENT INC.  - SUB-ADVISER TO MULTI-CAP GLOBAL VALUE FUND

OTHER ACCOUNTS MANAGED AS OF NOVEMBER 30, 2005

                                          NUMBER OF ACCOUNTS MANAGED BY EACH PORTFOLIO MANAGER
  NAME OF PORTFOLIO MANAGER                         AND TOTAL ASSETS BY CATEGORY
---------------------------               ----------------------------------------------------
Tye Bousada                               1 Registered Investment Company with $31.1 million
                                          in total assets under management
                                          8 Unregistered Pooled Investment Vehicles with $4.6
                                          billion in total assets under management

Dana Love                                 1 Registered Investment Company with $31.1 million
                                          in total assets under management
                                          10 Unregistered Pooled Investment Vehicles with $5.3
                                          billion in total assets under management

POTENTIAL CONFLICTS OF INTEREST

      Actual or apparent conflicts of interest may arise when a portfolio manager has day-to-day management responsibilities with respect to more than one Fund or other account. More specifically, portfolio managers who manage multiple Funds and/or other accounts are presented with the following potential conflicts:

      - The management of multiple Funds and/or other accounts may result in a portfolio manager devoting unequal time and attention to the management of each Fund and/or other account. AIM seeks to manage such competing interests for the time and attention of portfolio managers by having portfolio managers focus on a particular investment discipline. Most other accounts managed by a portfolio manager are managed using the same investment models that are used in connection with the management of the Funds.

      - If a portfolio manager identifies a limited investment opportunity which may be suitable for more than one Fund or other account, a Fund may not be able to take full advantage of that opportunity due to an allocation of filled purchase or sale orders across all eligible Funds and other accounts. To deal with these situations, AIM and the Funds have adopted procedures for allocating portfolio transactions across multiple accounts.

      - AIM and the Funds have adopted certain compliance procedures which are designed to address these types of conflicts. However, there is no guarantee that such procedures will detect each and every situation in which a conflict arises.

COMPENSATION

      AIM Funds Management Inc.'s compensation practices for its Investment team are aimed at retaining and motivating employees in order to maximize investment performance. Accordingly, the compensation packages offered to the portfolio managers are competitive with opportunities in the best managed firms in the investment management industry. Portfolio managers receive a competitive base salary, an incentive bonus opportunity, equity compensation and a benefits package. Total cash compensation, as described below, is set for each portfolio manager relative to his or her performance. Portfolio manager compensation is reviewed and modified each year as appropriate. Each portfolio manager's compensation consists of the following elements:

      - Base Salary. Each portfolio manager is paid a base salary. In setting the base salary, AIM Funds Management Inc.'s intention is to be competitive in light of the particular portfolio manager's experience and responsibilities.

      - Annual Bonus. Each portfolio manager is eligible to receive an annual cash bonus which has quantitative and qualitative components. Generally, 75% of the bonus is quantitatively determined, based primarily on the 3 and 5-year investment results of the funds for which the portfolio manager has day-to-day responsibility. In instances where a portfolio manager has responsibility for more than one fund, consideration is given to both the overall assets under management as well as the individual fund performances.

            The remaining 25% portion of the bonus is discretionary as determined by AIM Funds Management Inc. and takes into account other subjective factors.

      - Equity-Based Compensation. Portfolio managers may be awarded options to purchase common shares and/or may be granted restricted shares of AMVESCAP stock from pools determined by the Remuneration Committee of the AMVESCAP Board of Directors. Awards of equity-based compensation typically vest over time, so as to create incentives to retain key talent.

      - Participation in Group Insurance Programs. Portfolio managers are provided life insurance coverage in the form of a group term life insurance policy. They also have the opportunity of purchasing optional life insurance for their spouse and dependents.

Portfolio managers also participate in benefit plans and programs available generally to all employees.

SECURITIES OWNERSHIP

    PORTFOLIO MANAGER        FUND NAME         RANGE OF SECURITIES OWNED
---------------------        ---------         -------------------------
Tye Bousada*                    N/A                      N/A
Dana Love*                      N/A                      N/A

* Shares of the Fund are not sold in Canada, where the portfolio management team is domiciled. Accordingly, neither portfolio manager may invest in the Fund.

INVESCO GLOBAL ASSET MANAGEMENT (N.A.) - SUB-ADVISER TO INTERNATIONAL FUND

OTHER MANAGED ACCOUNTS AS OF NOVEMBER 30, 2005

      The sub-advisor's portfolio investment team is comprised of portfolio managers, some of whom also have research responsibilities, who collectively make decisions about investments in the fund or other accounts. The investment team is under the direction of the Chief Investment Officer, Erik B. Granade. The portfolio managers with the most significant responsibility within the investment team are listed below. The sub-advisor's portfolio investment team, in addition to managing the Atlantic Whitehall International Fund, acts as sub-advisor for affiliated and non-affiliated mutual funds, and also manages other pooled investment vehicles that are not registered mutual funds, and other accounts managed for organizations and individuals, as reflected in the following chart.

                                                 NUMBER OF ACCOUNTS MANAGED BY THE INVESTMENT TEAM AND
   NAME OF PORTFOLIO MANAGER                                    TOTAL ASSETS BY CATEGORY
-----------------------------    ----------------------------------------------------------------------------------
Ingrid E. Baker                  2 Registered Mutual funds with $565.9 million in total assets under management
W. Lindsay Davidson              10 Unregistered Pooled investment vehicles with $2.3 billion in total assets under
Michele T. Garren                management
Erik B. Granade                  131 Other Accounts with $14.6 billion in total assets under management
Kent A. Starke

POTENTIAL CONFLICTS OF INTEREST

      Actual or apparent conflict of interest may arise when a portfolio manager has day-to-day management responsibilities with respect to more than one account. More specifically, portfolio managers who manage multiple accounts are presented with the following potential conflicts:

      The management of multiple accounts may result in a portfolio manager devoting unequal time and attention to the management of each account. IGAM seeks to manage such competing interests for the time and attention of portfolio managers by having portfolio managers focus on a particular investment discipline using the same investment models. If a portfolio manager identifies a limited investment opportunity, which may be suitable for more than one account, an account may not be able to take full advantage of that opportunity due to an allocation of filled purchase or sale orders across all eligible accounts. To deal with these situations, IGAM has adopted procedures for allocating portfolio transactions across multiple accounts.

      With respect to securities transactions, IGAM determines which broker to use to execute the transaction, consistent with its duty to seek best execution of the transaction. However, with respect to certain other accounts, IGAM may be limited by the client with respect to the selection of brokers or may be instructed to direct trades through a particular broker. In these cases, IGAM may place separate, non-simultaneous, transactions for accounts which may temporarily affect the market price of the security or the execution of the transaction, or both, to the detriment of an account.

      Finally, the appearance of a conflict of interest may arise where IGAM has an incentive, such as a performance-based management fee, which relates to the management of one but not all accounts with respect to which a portfolio manager has day-to-day management responsibilities.

      IGAM has adopted certain compliance procedures which are designed to address these types of conflicts. However, there is no guarantee that such procedures will detect each and every situation in which a conflict arises.

DESCRIPTION OF COMPENSATION STRUCTURE

      IGAM seeks to maintain a compensation structure that is competitively positioned to attract and retain high-caliber investment professionals. Portfolio managers receive a base salary, an incentive bonus opportunity, an equity compensation opportunity, and a benefits package. Portfolio manager compensation is reviewed and may be modified each year as appropriate to reflect changes in the market as well as to adjust the factors used to determine bonuses. IGAM evaluates competitive market compensation by reviewing compensation survey results conducted by an independent third party of investment industry compensation. Each portfolio manager's compensation consists of the following five elements:

      - Base salary. Each portfolio manager is paid a base salary which is set at a level determined to be appropriate based upon an individual's experience and responsibilities through the use of an independent compensation survey of the investment management industry.

      - Annual Bonus. Each portfolio manager is paid an annual cash bonus. Generally, the majority of the bonus is performance driven, based on the success of the team's investment results which are measured against appropriate market benchmarks and peer groups. The remaining portion of the bonus is discretionary and is determined by the sub-advisor's Chief Investment Officer and Chief Executive Officer.

      - Equity-based compensation. Portfolio managers may be awarded options to purchase common shares and/or granted restricted shares or deferred shares of AMVESCAP stock from pools determined from time to time by the Remuneration Committee of the AMVESCAP Board of Directors. Awards of equity-based compensation typically vest over time, so as to create incentives to retain key talent.

      - Participation in group insurance programs. Portfolio managers are provided life insurance coverage in the form of a group variable universal life insurance policy, under which they may make additional contributions to purchase additional insurance coverage or for investment purposes.

      - Participation in deferred compensation plan. Portfolio managers are eligible to participate in a non-qualified deferred compensation plan, which affords participating employees the tax benefits of deferring the receipt of a portion of their cash compensation.

OWNERSHIP OF SECURITIES

      The sub-advisor's portfolio investment team is comprised of portfolio managers, some of whom also have research responsibilities, who collectively make decisions about investments in the fund or other accounts. The investment team is under the direction of the Chief Investment Officer, Erik B. Granade. The portfolio managers with the most significant responsibility within the investment team are:

                                                       DOLLAR RANGE OF
        NAME OF PORTFOLIO MANAGER                  INVESTMENTS IN EACH FUND
------------------------------------               ------------------------
Ingrid E. Baker                                        None
W. Lindsay Davidson                                    None
Michele T. Garren                                      None
Erik B. Granade                                        None
Kent A. Starke                                         None

DISCLOSURE OF THE FUNDS' PORTFOLIO HOLDINGS

      Each Fund is required to file with the SEC its complete portfolio holdings schedule on a quarterly basis. This schedule is filed with each Fund's annual and semi-annual reports on Form N-CSR for the second and fourth fiscal quarters and on Form N-Q for the first and third fiscal quarters. In addition, each Fund publicly discloses its complete portfolio holdings schedule, as reported on a month-end basis, by posting the information on the Funds' website at www.atlanticwhitehallfunds.com. The information will be posted no earlier than fifteen (15) days after a month's end and will remain accessible on the Funds' website until the posting of the following month's schedule. If the fifteenth day falls on a weekend or other non-business day, such information will be posted on the following business day.

      Complete portfolio holdings may be disclosed to the Funds' service providers and others who generally need access to such information in the performance of their contractual duties and responsibilities, such as the Funds' custodian, fund accountant, investment adviser and sub-advisers, administrator, independent public accountants, attorneys, officers and Trustees and each of their respective affiliates and advisors, and who are subject to duties of confidentiality, including a duty not to trade on non-public information, imposed by law and/or contract.

      The Funds may disclose complete schedules of their portfolio holdings to mutual fund evaluation services such as Standard & Poor's, Morningstar or Lipper Analytical Services, and due diligence departments of broker-dealers and wire houses so long as the recipient of the information does not distribute the portfolio holdings information or results of the analysis to third parties, other departments or persons who are likely to use the information for purposes of purchasing or selling the Funds before the portfolio holdings information or results of the analysis become public information. In addition, the recipient must sign a written confidentiality agreement regarding the portfolio holdings information. The Funds or their duly authorized service providers may distribute a Fund's top ten holdings, sector holdings and other portfolio characteristic data that does not identify any specific portfolio holding before disclosure of portfolio holdings information is required or authorized, provided that the information, or information regarding the Funds' portfolios holdings from which the information is derived, has been publicly disclosed (via the Funds' website or otherwise).

      The Funds' policies and procedures are designed to ensure that any disclosure of information regarding a Fund's portfolio holdings is for a legitimate business purpose and is in the best interest of a Fund and its shareholders.

                           DISTRIBUTION OF FUND SHARES

      The Distribution Agreement between the Trust and PFPC Distributors provides that PFPC Distributors will use its best efforts to maintain a broad distribution of the Funds' shares among bona fide investors and may enter into selling group agreements with responsible dealers and dealer managers as well as sell the Funds' shares to individual investors. PFPC Distributors is not obligated to sell any specific amount of shares.

DISTRIBUTION PLAN

      The Trust has adopted a Master Distribution Plan (the "Plan") dated January 28, 2000, as amended January 2, 2001, pursuant to Rule 12b-1 of the 1940 Act for Distributor Class shares of the Growth Fund. Shareholders of the Fund approved the Plan on January 28, 2000. Pursuant to the Plan, the Fund may pay the Trust's distributor on a monthly basis for certain costs and expenses incurred under the Plan, subject to quarterly Board review, provided that each such payment is based on the average daily value of the Fund's net assets during the preceding month and is calculated at an annual rate not to exceed 0.25%. These costs and expenses include (1) advertising by radio, television, newspapers, magazines, brochures, sales literature, direct mail or any other form of advertising, (2) expenses of sales employees or agents of the Trust's distributor, including salary, commissions, travel and related expenses, (3) payments to broker-dealers and financial institutions for services in connection with the distribution of shares, including promotional incentives and fees calculated with reference to the average daily net asset value of shares held by shareholders who have a brokerage or other service relationship with the broker-dealer or other institution receiving such fees, (4) costs of printing prospectuses, statements of additional information and other materials to be given or sent to prospective investors, (5) such other similar services as the Trustees determine to be reasonably calculated to result in the sale of shares of the Fund, (6) costs of shareholder servicing which may be incurred by broker-dealers, banks or other financial institutions, and (7) other direct and indirect distribution-related expenses, including the provision of services with respect to maintaining the assets of the Fund.

      The Distributor will use all amounts received under the Plan for payments to broker-dealers or financial institutions for their assistance in distributing the shares and otherwise promoting the sale of such shares, including payments in amounts based on the average daily value of Fund shares owned by shareholders in respect of which the broker-dealer or financial institution has a distributing relationship.

      The Plan provides for the Distributor to prepare and submit to the Board of Trustees on a quarterly basis written reports of all amounts expended pursuant to the Plan and the purpose for which such expenditures were made. The Plan provides that it may not be amended to increase materially the costs which the shares of the Fund may bear pursuant to the Plan without shareholder approval. Any other material amendments of the Plan must be approved by the Board of Trustees, and by the Independent Trustees who have no direct or indirect financial interest in the operation of the Plan or in any related agreement, by vote cast in person at a meeting called for the purpose of considering such amendments. The selection and nomination of the Trustees of the Trust has been committed to the discretion of the Independent Trustees.

      The Plan is subject to annual approval, by the Board of Trustees and by the Independent Trustees who have no direct or indirect financial interest in the operation of the Plan, by vote cast in person at a meeting called for the purpose of voting on the Plan. The Plan was last approved by the Board of Trustees of the Trust on October 26, 2005. The Plan is terminable with respect to the Funds at any time by a vote of a majority of the Independent Trustees who have no direct or indirect financial interest in the operation of the Plan or in any related Agreement or by vote of the holders of a majority of the shares of the Funds. The Institutional Class shares of the Funds have not adopted the Plan and do not pay Rule 12b-1 distribution fees.

      The dollar amount of Rule 12b-1 fees paid by the Fund pursuant to the Fund's Rule 12b-1 Plan listed below for the fiscal year ended November 30, 2005 are as follows:

                                                                                                     3rd
                                                        PRINTING,    COMPENSATION  COMPENSATION     PARTY
                                                        MAILING &          TO       TO BROKER-      RECORD
        FUND                  TOTAL      ADVERTISING    PROSPECTUS   UNDERWRITERS    DEALERS        KEEPER     OTHER
--------------------        ---------    -----------    ----------   ------------  ------------    -------     -----
Growth Fund                  $152,520        $79            --            --         $109,140      $42,554      $747
(Distributor Class)

OTHER DISTRIBUTION ARRANGEMENTS

      The Adviser (Atlantic Whitehall Division) has entered into an agreement with the Independence Community Bank ("Independence") under which, with Independence's assistance, Independence's private banking clients may retain the Adviser to perform discretionary investment management with respect to certain client assets for an annual fee based on the market value of the assets under management. The minimum account size for investment management services under this arrangement is $1,000,000 (but may be waived by the Adviser). For accounts that do not meet the minimum, the Adviser will recommend to clients a portfolio of mutual funds (which may include the Atlantic Whitehall Funds), and the mutual fund transfer agent will provide quarterly statements for the client. For this service, the client will be charged a flat advisory fee of up to 1% depending on account type and account size. As part of this arrangement, the Adviser may share fees and/or revenues earned on these accounts with Independence.

                         COMPUTATION OF NET ASSET VALUE

      The Funds value their portfolio securities and compute their net asset values per share in accordance with the procedures discussed in the Prospectus. This section provides a more detailed description of the Funds' methods for valuing their portfolio securities.

      Securities are valued using market quotations. Securities listed on an exchange are valued on the basis of the last sale price or NASDAQ official closing price ("NOCP"), when appropriate. If the last sale price or NOCP is not reported, the current bid price is used. Securities for which market quotations are not readily available or unreliable are valued at fair value as determined in good faith under procedures established by or under the general supervision of the Board of Trustees. The closing price or the latest quoted bid price of a security may be considered unreliable if, among other things, a significant event occurs after the closing price or the latest bid price but before the Fund calculates its NAV that materially affects the value of the security. The Fund uses various criteria, including a systematic evaluation of U.S. market moves after the close of foreign markets, in deciding whether a market quotation is unreliable and if so, what fair value to assign to the security. To determine the appropriate valuation method, the following factors that may be considered include, but are not limited to the following: (a) the fundamental analytical data relating to the investment; (b) the nature and duration of restrictions on disposition of the securities; (c) the evaluation of the forces which influence the market in which the securities are purchased; and (d) any other relevant factors. With respect to fair value of securities traded on foreign markets, the following factors may also be relevant: (a) value of foreign securities traded on foreign markets; (b) ADR trading; (c) closed-end fund trading: (d) foreign currency exchange activity; and (e) trading of financial products that are tied to baskets of foreign securities, such as World Equity Benchmark Shares (WEBS). In light of the judgment involved in fair valuation decisions, there can be no assurance that a fair value assigned to a particular security is accurate.

      Investments in Money Market Funds are valued at their net asset value as reported by the underlying fund.

      The International Fund and the Multi-Cap Global Value Fund may use an independent service provider to review U.S. market moves after the close of foreign markets and provide these Funds with relevant data for their consideration in deciding whether to substitute fair values for foreign security market prices. This service provider applies a multi-factor methodology, which uses factors such as ADRs, sector indices and futures, to each foreign portfolio security as part of this process.

      Bonds and other fixed income securities may be valued on the basis of prices provided by a pricing service approved by the Board of Trustees. All assets and liabilities initially expressed in foreign currencies will be converted into U.S. dollars.

      To the extent the Funds have portfolio securities that are primarily listed on foreign exchanges that trade on weekends or other days when the Funds do not price their shares, the net asset value of the Funds' shares may change on days when shareholders will not be able to purchase or redeem the Funds' shares. Securities that are primarily traded on foreign exchanges may be valued with the assistance of a pricing service and are generally valued at the preceding closing price on such exchange unless this market quotation is determined to be unreliable.

      Over-the-counter securities are valued on the basis of the bid price at the close of business on each business day.

                             PORTFOLIO TRANSACTIONS

      Investment decisions for the Funds and for the other investment advisory clients of the Adviser are made with a view to achieving their respective investment objectives. Investment decisions are the product of many factors in addition to basic suitability for the particular client involved. Thus, a particular security may be bought or sold for certain clients even though it could have been bought or sold for other clients at the same time. Likewise, a particular security may be bought for one or more clients when one or more clients are selling the security. In some instances, one client may sell a particular security to another client. It also sometimes happens that two or more clients simultaneously purchase or sell the same security, in which event each day's transactions in such security are, insofar as possible, averaged as to price and allocated between such clients in a manner which in the opinion of the Adviser is equitable to each and in accordance with the amount being purchased or sold by each. There may be circumstances when purchases or sales of portfolio securities for one or more clients will have an adverse effect on other clients.

      Pursuant to the Advisory Agreement, the Adviser places orders for the purchase and sale of portfolio investments for the Funds' accounts with brokers or dealers selected by it in its discretion. In effecting purchases and sales of portfolio securities for the account of the Funds, the Adviser will seek the best available price and most favorable execution of the Funds' orders. Trading does, however, involve transaction costs. Transactions with dealers serving as primary market makers reflect the spread between the bid and asked prices. Purchases of underwritten issues may be made, which will include an underwriting fee paid to the underwriter. Purchases and sales of securities are generally placed by the Adviser with broker-dealers which, in the Adviser's judgment, provide prompt and reliable execution at favorable security prices and reasonable commission rates. The Adviser selects broker-dealers on the basis of a variety of factors such as reputation, capital strength, size and difficulty of order and research provided to the Adviser.

      The Adviser may, in circumstances in which two or more broker-dealers are in a position to offer comparable results, give preference to a dealer which has provided statistical or other research services to the Adviser. By allocating transactions in this manner, the Adviser is able to supplement its research and analysis with the views and information of securities firms. These items, which in some cases may also be purchased for cash, include such matters as general economic and securities market reviews, industry and company reviews, evaluations of securities and recommendations as to the purchase and sale of securities. Some of these services are of value to the Adviser in advising various of their clients (including the Funds), although not all of these services are necessarily useful and of value in managing the Funds. The management fee paid by the Funds is not reduced because the Adviser or its affiliates receive such services.

      As permitted by Section 28(e), the Adviser may cause the Funds to pay a broker-dealer that provides "brokerage and research services"(as defined in Section 28(e)) to the Adviser a higher commission for effecting a securities transaction for the Funds than another broker-dealer would have charged for effecting that transaction. Such higher commission would be paid only if the Adviser believes that the commission is reasonable in relation to the value of the brokerage and research services received.

      The following table sets forth total brokerage commissions paid by the Funds during the fiscal years ended November 30, 2003, 2004 and 2005.

                                                   BROKERAGE COMMISSIONS
                                  -----------------------------------------------------
       FUND                         2005                   2004                  2003
---------------------------       --------               --------              --------
Growth Fund                       $206,145               $395,046              $172,700
Mid-Cap Growth Fund                131,388                103,726                   N/A
Multi-Cap Global Value Fund         21,706                 32,781                   N/A
International Fund                 181,492                180,652                74,163

      During the fiscal year ended November 30, 2005, each Fund allocated the following amounts of transactions to broker-dealers that provided the Adviser with certain research, statistics and other information:

            FUND                     TRANSACTIONS    COMMISSIONS
---------------------------          ------------    -----------
Growth Fund                              2,538        $109,054
Mid-Cap Growth Fund                      1,569          56,190
Multi-cap Global Value Fund                  0               0
International Fund                           0               0

      As of November 30, 2005, the Equity Income Fund had not yet commenced operations.

SECURITIES OF REGULAR BROKERS OR DEALERS

      As of November 30, 2005 the following Funds owned a security of its regular brokers or dealers, as defined in Rule 10b-1 under the 1940 Act, with the following market value:


             FUND                      BROKER/DEALER                 MARKET VALUE
---------------------------          -----------------               ------------
Growth Fund                          Goldman Sachs                    $  973,648
                                     Citigroup                        $1,767,948
Multi-Cap Global Value Fund          State Street Bank                $  571,131
International Fund                   Deutsche Bank                    $1,716,494
                                     Credit Suisse                    $3,012,456
                                     HSBC                             $2,585,508

      As of November 30, 2005, the Equity Income Fund had not yet commenced operations.

                                    TAXATION

      The following information supplements and should be read in conjunction with the section in each Prospectus entitled "Tax Information." The Prospectuses generally describe the federal income tax treatment of distributions by the Funds. This section of the SAI provides additional information concerning federal income taxes. It is based on the Internal Revenue Code (the "Code"), applicable Treasury Regulations, judicial authority, and administrative rulings and practice, all as of the date of this SAI and all of which are subject to change, including changes with retroactive effect. The following discussion does not address any state, local or foreign tax matters.

      A shareholder's tax treatment may vary depending upon his or her particular situation. This discussion only applies to shareholders holding Fund shares as capital assets within the meaning of the Code. Except as otherwise noted, it may not apply to certain types of shareholders who may be subject to special rules, such as insurance companies, tax-exempt organizations, shareholders holding Fund shares through tax-advantaged accounts (such as 401(k) Plan Accounts or Individual Retirement Accounts), financial institutions, broker-dealers, entities that are not organized under the laws of the United States or a political subdivision thereof, persons who are neither a citizen nor resident of the United States, shareholders holding Fund shares as part of a hedge, straddle or conversion transaction, and shareholders who are subject to the federal alternative minimum tax.

      The Trust has not requested and will not request an advance ruling from the Internal. Revenue Service (the "IRS") as to the federal income tax matters described below. The IRS could adopt positions contrary to that discussed below and such positions could be sustained. In addition, the foregoing discussion and the discussions in the Prospectuses applicable to each shareholder address only some of the federal income tax considerations generally affecting investments in the Funds. Prospective shareholders are urged to consult with their own tax advisors and financial planners as to the particular federal tax consequences to them of an investment in a Fund, as well as the applicability and effect of any state, local or foreign laws, and the effect of possible changes in applicable tax laws.

QUALIFICATION AS A REGULATED INVESTMENT COMPANY

      The Trust intends to continue to qualify each Fund as a "regulated investment company" under Subchapter M of the Code, as long as such qualification is in the best interests of the Fund's shareholders. Each Fund will be treated as a separate entity for federal income tax purposes. Thus, the provisions of the Code applicable to regulated investment companies generally will apply separately to each Fund, rather than to the Trust as a whole. Furthermore, each Fund will separately determine its income, gains, losses and expenses for federal income tax purposes.

      In order to qualify as a regulated investment company under the Code, each Fund must, among other things, derive at least 90% of its annual gross income from dividends, interest, certain payments with respect to securities loans, net income from certain publicly traded partnerships, gains from the sale or other disposition of stock, securities or foreign currencies, and other income attributable to its business of investing in such stock, securities or foreign currencies (including, but not limited to, gains from options, futures or forward contracts). Pursuant to future regulations, the IRS may limit qualifying income from foreign currency gains to the amount of such currency gains that are directly related to a Fund's principal business of investing in stock or securities. Each Fund must also diversify its holdings so that, at the end of each quarter of the taxable year: (i) at least 50% of the fair market value of its assets consists of (A) cash and cash items (including receivables), government securities and securities of other regulated investment companies, and (B) securities of any one issuer (other than those described in clause

(A)) to the extent such securities do not exceed the greater of 5% of the Fund's total assets and not more than 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of the Fund's total assets consists of the securities of any one issuer (other than those described in clause (i)(A)), or in two or more issuers the Fund controls and which are engaged in the same or similar trades or businesses or in certain publicly traded partnerships. The qualifying income and diversification requirements applicable to a Fund may limit the extent to which it can engage in transactions in options, futures contracts, forward contracts and swap agreements.

      In addition, each Fund generally must distribute to its shareholders at least 90% of its investment company taxable income, which generally includes its ordinary income and the excess of any net short-term capital gain over net long-term capital loss, as well as 90% of its net tax-exempt income earned in each taxable year. A Fund generally will not be subject to federal income tax on the investment company taxable income and net capital gain (i.e., the excess of net long-term capital gain over net short-term capital loss) it distributes to its shareholders. For this purpose, a Fund generally must make the distributions in the same year that it realizes the income and gain. However, in certain circumstances, a Fund may make the distributions in the following taxable year. Furthermore, if a Fund declares a distribution to shareholders of record in October, November or December of one year and pays the distribution by January 31 of the following year, the Fund and its shareholders will be treated as if the Fund paid the distribution by December 31 of the first taxable year. Each Fund intends to distribute its net income and gain in a timely manner to maintain its status as a regulated investment company and eliminate Fund-level federal income taxation of such income and gain. However, no assurance can be given that a Fund will not be subject to federal income taxation.

      If, in any taxable year, a Fund fails to qualify as a regulated investment company under the Code or fails to meet the distribution requirements, such Fund would be taxed in the same manner as an ordinary corporation without any deduction for distributions to shareholders, and all distributions from the Fund's earnings and profits (including any distributions of net tax-exempt income and net long-term capital gains) to its shareholders would be taxable as ordinary income. To qualify again to be taxed as a regulated investment company in a subsequent year, the Fund may be required to distribute to its shareholders its earnings and profits attributable to non-regulated investment company years reduced by an interest charge on 50% of such earnings and profits payable by the Fund to the IRS. In addition, if the Fund failed to qualify as a regulated investment company for a period greater than two taxable years, the Fund may be required to recognize and pay tax on any net built-in gain (the excess of aggregate gain, including items of income, over aggregate loss that would have been realized if the Fund had been liquidated) or, alternatively, to be subject to taxation on such built-in gain recognized for a period of ten years, in order to qualify as a regulated investment company in a subsequent year.

EXCISE TAX

      A 4% nondeductible excise tax will be imposed on each Fund's net income and gains (other than to the extent of its tax-exempt interest income, if any) to the extent it fails to distribute during each calendar year at least 98% of its ordinary income (excluding capital gains and losses), at least 98% of its net capital gains (adjusted for ordinary losses) for the 12 month period ending on October 31, and all of its ordinary income and capital gains from previous years that were not distributed or taxed to the Fund during such years. Each Fund intends to actually or be deemed to distribute substantially all of its net income and gains, if any, by the end of each calendar year and, thus, expects not to be subject to the excise tax. However, no assurance can be given that a Fund will not be subject to the excise tax.

CAPITAL LOSS CARRY-FORWARDS

      A Fund is permitted to carry forward a net capital loss from any year to offset its capital gains, if any, realized during the eight years following the year of the loss. A Fund's capital loss carry-forward is treated as a short-term capital loss in the year to which it is carried. If future capital gains are offset by carried-forward capital losses, such future capital gains are not subject to Fund-level federal income taxation, regardless of whether they are distributed to shareholders. Accordingly, the Funds do not expect to distribute such capital gains. The Funds cannot carry back or carry forward any net operating losses.

EQUALIZATION ACCOUNTING

      Under the Code, the Funds may use the so-called `equalization method" of accounting to allocate a portion of its "earnings and profits," which generally equals a Fund's undistributed net investment income and realized capital gains, with certain adjustments, to redemption proceeds. This method permits a Fund to achieve more balanced distributions for both continuing and redeeming shareholders. Although using this method generally will not affect a Fund's total returns, it may reduce the amount that the Fund would otherwise distribute to continuing shareholders by reducing the effect of purchases and redemptions of Fund shares on Fund distributions to shareholders. However, the IRS may not have expressly sanctioned the equalization accounting method used by the Funds, and thus the use of this method may be subject to IRS scrutiny.

TAXATION OF FUND INVESTMENTS

      In general, if a Fund realizes gains or losses on the sale of portfolio securities, such gains or losses will be capital gains or losses, and long-term capital gains or losses if the Fund has held the disposed securities for more than one year at the time of disposition.

      If a Fund purchases a debt obligation with original issue discount, generally at a price less than its principal amount ("OID"), such as a zero-coupon bond, the Fund may be required to annually include in its taxable income a portion of the OID as ordinary income, even though the Fund will not receive cash payments for such discount until maturity or disposition of the obligation. A portion of the OID includible in income with respect to certain high-yield corporate debt securities may be treated as a dividend for federal income tax purposes. Gains recognized on the disposition of a debt obligation (including a municipal obligation) purchased by a Fund at a market discount, generally at a price less than its principal amount, generally will be treated as ordinary income to the extent of the portion of market discount which accrued, but was not previously recognized pursuant to an available election, during the term that the Fund held the debt obligation. A Fund generally will be required to make distributions to shareholders representing the OID on debt securities that is currently includible in income, even though the cash representing such income may not have been received by the Fund. Cash to pay such distributions may be obtained from borrowing or from sales proceeds of securities held by a Fund which the Fund otherwise might have continued to hold.

      If an option granted by a Fund lapses or is terminated through a closing transaction, such as a repurchase by the Fund of the option from its holder, the Fund will realize a short-term capital gain or loss, depending on whether the premium income is greater or less than the amount paid by the Fund in the closing transaction. Some capital losses may be deferred if they result from a position that is part of a "straddle," discussed below. If securities are sold by a Fund pursuant to the exercise of a call option granted by it, the Fund will add the premium received to the sale price of the securities delivered in determining the amount of gain or loss on the sale. If securities are purchased by a Fund pursuant to the exercise of a put option written by it, the Fund will subtract the premium received from its cost basis in the securities purchased.

      Some regulated futures contracts, certain foreign currency contracts, and non-equity, listed options used by a Fund will be deemed "Section 1256 contracts." A Fund will be required to "mark to market" any such contracts held at the end of the taxable year by treating them as if they had been sold on the last day of that year at market value. Sixty percent of any net gain or loss realized on all dispositions of Section 1256 contracts, including deemed dispositions under the "mark-to-market" rule, generally will be treated as long-term capital gain or loss, and the remaining 40% will be treated as short-term capital gain or loss. Transactions that qualify as designated hedges are excepted from the mark-to-market rule and the "60%/40%" rule.

      Foreign exchange gains and losses realized by a Fund in connection with certain transactions involving foreign currency-denominated debt securities, certain options and futures contracts relating to foreign currency, foreign currency forward contracts, foreign currencies, or payables or receivables denominated in a foreign currency are subject to Section 988 of the Code, which generally causes such gains and losses to be treated as ordinary income and losses and may affect the amount and timing of recognition of the Fund's income. Under future Treasury Regulations, any such transactions that are not directly related to a Fund's investments in stock or securities (or its options contracts or futures contracts with respect to stock or securities) may have to be limited in order to enable the Fund to satisfy the 90% income test described above. If the net foreign exchange loss for a year exceeds a Fund's investment company taxable income (computed without regard to such loss), the resulting ordinary loss for such year will not be deductible by the Fund or its shareholders in future years.

      Offsetting positions held by a Fund involving certain financial forward, futures or options contracts may be considered, for federal income tax purposes, to constitute "straddles." "Straddles" are defined to include "offsetting positions" in actively traded personal property. The tax treatment of "straddles" is governed by Section 1092 of the Code which, in certain circumstances, overrides or modifies the provisions of Section 1256. If a Fund is treated as entering into "straddles" by engaging in certain financial forward, futures or option contracts, such straddles could be characterized as "mixed straddles" if the futures, forward, or option contracts comprising a part of such straddles are governed by Section 1256 of the Code, described above. A Fund may make one or more elections with respect to "mixed straddles." Depending upon which election is made, if any, the results with respect to a Fund may differ. Generally, to the extent the straddle rules apply to positions established by a Fund, losses realized by the Fund may be deferred to the extent of unrealized gain in any offsetting positions. Moreover, as a result of the straddle and the conversion transaction rules, short-term capital loss on straddle positions may be recharacterized as long-term capital loss, and long-term capital gain may be characterized as short-term capital gain or ordinary income. Further, the Fund may be required to capitalize, rather than deduct currently, any interest expense on indebtedness incurred or continued to purchase or carry any positions that are part of a straddle. Because the application of the straddle rules may affect the character of gains and losses, defer losses, and/or accelerate the recognition of gains or losses from affected straddle positions, the amount which must be distributed to shareholders, and which will be taxed to shareholders as ordinary income of long-term capital gain, may be increased or decreased substantially as compared to if a Fund had not engaged in such transactions.

      If a Fund enters into a "constructive sale" of any appreciated financial position in stock, a partnership interest, or certain debt instruments, the Fund will be treated as if it had sold and immediately repurchased the property and must recognize gain (but not loss) with respect to that position. A constructive sale occurs when a Fund enters into one of the following transactions with respect to the same or substantially identical property: (i) a short sale; (ii) an offsetting notional principal contract; (iii) a futures or forward contract; or (iv) other transactions identified in future Treasury Regulations. The character of the gain from constructive sales will depend upon a Fund's holding period in the property. Losses from a constructive sale of property will be recognized when the property is subsequently disposed of. The character of such losses will depend upon a Fund's holding period in the property and the application of various loss deferral provisions in the Code. Constructive sale treatment does not apply to transactions if such transaction is closed before the end of the 30th day after the close of the Fund's taxable year and the Fund holds the appreciated financial position throughout the 60-day period beginning with the day such transaction was closed. The amount of long-term capital gain a Fund may recognize from derivative transactions is limited with respect to certain pass-through entities. The amount of long-term capital gain is limited to the amount of such gain a Fund would have had if the Fund directly invested in the pass-through entity during the term of the derivative contract. Any gain in excess of this amount is treated as ordinary income. An interest charge is imposed on the amount of gain that is treated as ordinary income.

      "Passive foreign investment corporations" ("PFICs") are generally defined as foreign corporations that receive at least 75% of their annual gross income from passive sources (such as interest, dividends, certain rents and royalties, or capital gains) or that hold at least 50% of their assets in investments producing such passive income. If a Fund acquires any equity interest (which generally includes not only stock but also an option to acquire stock such as is inherent in a convertible bond under proposed Treasury Regulations) in a PFIC, the Fund could be subject to federal income tax and IRS interest charges on "excess distributions" received from the PFIC or on gain from the sale of stock in the PFIC, even if all income or gain actually received by the Fund is timely distributed to its shareholders. Excess distributions will be characterized as ordinary income even though, absent the application of PFIC rules, some excess distributions would have been classified as capital gain.

      A Fund will not be permitted to pass through to its shareholders any credit or deduction for taxes and interest charges incurred with respect to PFICs. Elections may be available that would ameliorate these adverse tax consequences, but such elections could require a Fund to recognize taxable income or gain without the concurrent receipt of cash. Investments in PFICs could also result in the treatment of associated capital gains as ordinary income. The Funds may limit and/or manage their holdings in PFICs to minimize their tax liability or maximize their returns from these investments. Because it is not always possible to identify a foreign corporation as a PFIC in advance of acquiring shares in the corporation, however, a Fund may incur the tax and interest charges described above in some instances.

      Rules governing the federal income tax aspects of swap agreements are in a developing stage and are not entirely clear in certain respects. Accordingly, while each Fund intends to account for such transactions in a manner it deems to be appropriate, the IRS might not accept such treatment. If it did not, the status of a Fund as a regulated investment company might be jeopardized. The Funds intend to monitor developments in this area. Certain requirements that must be met under the Code in order for each Fund to qualify as a regulated investment company may limit the extent to which a Fund will be able to engage in swap agreements.

      In addition to the investments described above, prospective shareholders should be aware that other investments made by the Funds may involve sophisticated tax rules that may result in income or gain recognition by the Funds without corresponding current cash receipts. Although the Funds seek to avoid significant noncash income, such noncash income could be recognized by the Funds, in which case the Funds may distribute cash derived from other sources in order to meet the minimum distribution requirements described above. In this regard, the Funds could be required at times to liquidate investments prematurely in order to satisfy their minimum distribution requirements.

TAXATION OF DISTRIBUTIONS

      For federal income tax purposes, a Fund's earnings and profits, described above, are determined at the end of the Fund's taxable year and are allocated pro rata over the entire year. All distributions paid out of a Fund's earnings and profits (as determined at the end of the year), whether paid in cash or reinvested in the Fund, generally are deemed to be taxable distributions and must be reported on each shareholder's federal income tax return. Distributions in excess of a Fund's earnings and profits will first be treated as a return of capital up to the amount of a shareholder's tax basis in his or her Fund shares and then capital gain. A Fund may make distributions in excess of earnings and profits to a limited extent, from time to time.

      Distributions designated by a Fund as a capital gain distribution will be taxed to shareholders as long-term capital gain (to the extent such distributions do not exceed the Fund's actual net long-term capital gain for the taxable year), regardless of how long a shareholder has held Fund shares. Each Fund will designate capital gains distributions, if any, in a written notice mailed by the Fund to its shareholders not later than 60 days after the close of the Fund's taxable year.

      Some states will not tax distributions made to individual shareholders that are attributable to interest a Fund earned on direct obligations of the U.S. Government if the Fund meets the state's minimum investment or reporting requirements, if any. Investments in GNMA or FNMA securities, bankers' acceptances, commercial paper and repurchase agreements collateralized by U.S. Government securities generally do not qualify for tax-free treatment. This exemption may not apply to corporate shareholders.

SALES AND EXCHANGES OF FUND SHARES

      If a shareholder sells, pursuant to a cash or in-kind redemption, or exchanges his or her Fund shares, subject to the discussion below, he or she generally will realize a taxable capital gain or loss on the difference between the amount received for the shares (or deemed received in the case of an exchange) and his or her tax basis in the shares. This gain or loss will be long-term capital gain or loss if he or she has held such Fund shares for more than one year at the time of the sale or exchange. Under certain circumstances, a shareholder receiving capital gain dividends from a Fund, explained further below, may be required to treat a loss on the sale or exchange of Fund shares as a long-term capital loss.

      If a shareholder sells or exchanges Fund shares within 90 days of having acquired such shares and if, as a result of having initially acquired those shares, he or she subsequently pays a reduced sales charge on a new purchase of shares of the Fund or a different regulated investment company, the sales charge previously incurred in acquiring the Fund's shares generally shall not be taken into account (to the extent the previous sales charges do not exceed the reduction in sales charges on the new purchase) for the purpose of determining the amount of gain or loss on the disposition, but generally will be treated as having been incurred in the new purchase. Also, if a shareholder realizes a loss on a disposition of Fund shares, the loss will be disallowed to the extent that he or she purchases substantially identical shares within the 61-day period beginning 30 days before and ending 30 days after the disposition. Any disallowed loss generally will be included in the tax basis of the purchased shares.

      If a shareholder receives a capital gain distribution with respect to any Fund share and such Fund share is held for six months or less, then (unless otherwise disallowed) any loss on the sale or exchange of that Fund share will be treated as a long-term capital loss to the extent of the capital gain distribution. In addition, if a shareholder holds Fund shares for six months or less, any loss on the sale or exchange of those shares will be disallowed to the extent of the amount of exempt-interest distributions (defined below) received with respect to the shares. The Treasury Department is authorized to issue regulations reducing the six months holding requirement to a period of not less than the greater of 31 days or the period between regular distributions where a Fund regularly distributes at least 90% of its net tax-exempt interest, if any, No such regulations have been issued as of the date of this SAI. These loss disallowance rules do not apply to losses realized under a periodic redemption plan,

FOREIGN TAXES

      Amounts realized by a Fund from sources within foreign countries may be subject to withholding and other taxes imposed by such countries. Tax conventions between certain countries and the United States may reduce or eliminate such taxes. If more than 50% of the value of a Fund's total assets at the close of its taxable year consists of securities of non-U.S. corporations, the Fund will be eligible to file an annual election with the IRS pursuant to which the Fund may pass-through to its shareholders on a pro rata basis foreign income and similar taxes paid by the Fund, which may be claimed, subject to certain limitations, either as a tax credit or deduction by the shareholders. Only the International Fund and Multi-Cap Global Value Fund may qualify for and make the election; however, even if the International Fund or Multi-Cap Global Value Fund qualifies for the election for a year, it may not make the election for such year. The International Fund and Multi-Cap Global Value Fund will each notify its shareholders within 60 days after the close of the Fund's taxable year whether it has elected for the foreign taxes paid by the Fund to "pass-through" for that year.

      Even if the International Fund and Multi-Cap Global Value Fund qualifies for the election, foreign income and similar taxes will only pass-through to the Funds' shareholders if certain holding period requirements are met. Specifically, (i) the shareholder must have held the Fund shares for at least 16 days during the 30-day period beginning 15 days prior to the date upon which the shareholder became entitled to receive Fund distributions corresponding with the pass-through of such foreign taxes paid by the Fund, and (ii) with respect to dividends received by the Fund on foreign shares giving rise to such foreign taxes, the Fund must have held the shares for at least 16 days during the 30-day period beginning 15 days prior to the date upon which the Fund became entitled to the dividend. These holding periods increase for certain dividends on preferred stock. The International Fund and Multi-Cap Global Value Find may each choose not to make the election if the Fund has not satisfied its holding requirement.

      If the International Fund or Multi-Cap Global Value Fund makes the election, the Fund will not be permitted to claim a credit or deduction for foreign taxes paid in that year, and the Fund's dividends paid deduction will be increased by the amount of foreign taxes paid that year. Fund shareholders that have satisfied the holding period requirements shall include their proportionate share of the foreign taxes paid by the Fund in their gross income and treat that amount as paid by them for the purpose of the foreign tax credit or deduction. If the shareholder claims a credit for foreign taxes paid, the credit will be limited to the extent it exceeds the shareholder's federal income tax attributable to foreign source taxable income or the amount specified in the notice mailed to that shareholder within 60 days after the close of the year. If the credit is attributable, wholly or in part, to qualified dividend income (as defined below), special rules will be used to limit the credit in a manner that reflects any resulting dividend rate differential.

      In general, an individual with $300 or less of creditable foreign taxes may elect to be exempt from the foreign source taxable income and qualified dividend income limitations if the individual has no foreign source income other than qualified passive income. This $300 threshold is increased to $600 for joint filers. A deduction for foreign taxes paid may only be claimed by shareholders that itemize their deductions.

FEDERAL INCOME TAX RATES

      As of the printing of this SAI, the maximum individual federal income tax rate applicable to ordinary income generally is 35% and net capital gain is 15%.

      Current federal income tax law also provides for a maximum individual federal income tax rate applicable to "qualified dividend income of 15%. In general, "qualified dividend income" is income attributable to dividends received from certain domestic and foreign corporations on or after January 1, 2003, as long as certain holding period requirements are met. If 95% or more of a Fund's gross income constitutes qualified dividend income, all of its distributions will be treated as qualified dividend income in the hands of individual shareholders, as long as they meet certain holding period requirements set forth below for their Fund shares. If less than 95% of the Fund's income is attributable to qualified dividend income, then only the portion of the Fund's distributions that are attributable to and designated as such in a timely manner will be so treated in the hands of individual shareholders. A Fund will only be treated as realizing qualified dividend income to the extent it receives dividends from certain domestic and foreign corporations and the Fund has held the shares of the stock producing the dividend for at least 61 days during the 120-day period beginning on the date that is 60 days before the date on which such shares became ex-dividend. A longer holding period applies to investments in preferred stock. (Only dividends from direct investments will qualify. Payments received by the Fund from securities lending, repurchase and other derivative transactions ordinarily will not.) Furthermore, an individual Fund shareholder can only treat a Fund distribution designated as qualified dividend income as such if he or she as held the Fund shares producing the distribution for at least 61 days during the 120-day period beginning on the date that is 60 days before the date on which such shares became ex-dividend. No assurance can be given as to what portion, if any, of the Fund's dividend income distributed to shareholders will qualify for the reduced rate of taxation.

      Absent further legislation, the reduced rates on capital gains and qualified dividends will expire after December 31, 2008.

      The maximum corporate federal income tax rate applicable to ordinary income and net capital gain is 35%. Marginal tax rates may be higher for some shareholders to reduce or eliminate the benefit of lower marginal income tax rates. Naturally, the amount of tax payable by any taxpayer will be affected by a combination of tax laws covering, for example, deductions, credits, deferrals, exemptions, sources of income and other matters. Federal income tax rates are set to increase in future years under various "sunset" provisions of laws enacted in 2001 and 2004.

BACKUP WITHHOLDING

      The Trust may be required to withhold, subject to certain exemptions, at a rate of 28% ("backup withholding") on all distributions and redemption proceeds (including proceeds from exchanges and redemptions in-kind) paid or credited to a Fund shareholder, unless the shareholder generally certifies under penalties of perjury that the "taxpayer identification number" ("TIN"), generally the shareholder's social security or employer identification number, provided is correct and that the shareholder is not subject to backup withholding, or the IRS notifies the Fund that the shareholder's TIN is incorrect or that the shareholder is subject to backup withholding. This tax is not an additional federal income tax imposed on the shareholder, and the shareholder may claim the tax withheld as a tax payment on his or her federal income tax return, provided that the required information is furnished to the IRS. An investor must provide a valid TIN upon opening or reopening an account. If a shareholder fails to furnish a valid TIN upon request, the shareholder can also be subject to IRS penalties. The rate of backup withholding is set to increase in future years under "sunset" provisions of law enacted in 2001.

TAX-DEFERRED PLANS

      The shares of the Funds may be available for a variety of tax-deferred retirement and other tax-advantaged plans and accounts, including IRAs and Roth IRAs. Prospective investors should contact their tax advisors and financial planners regarding the tax consequences to them of holding Fund shares through a tax-advantaged plan or account.

CORPORATE SHAREHOLDERS

      Subject to limitation and other rules, a corporate shareholder of a Fund may be eligible for the dividends-received deduction on Fund distributions attributable to dividends received by the Fund from domestic corporations, which, if received directly by the corporate shareholder, would qualify for such deduction. In general, a distribution by a Fund attributable to dividends of a domestic corporation will only be eligible for the deduction if: (i) the corporate shareholder holds the Fund shares upon which the distribution is made for at least 46 days during the 90 day period beginning 45 days prior to the date upon which the shareholder becomes entitled to the distribution; and (ii) the Fund holds the shares of the domestic corporation producing the dividend income in an unleveraged position for at least 46 days during the 90 day period beginning 45 days prior to the date upon which the Fund becomes entitled to such dividend income. A longer holding period applies to investments in preferred stock.

FOREIGN SHAREHOLDERS

      Under the Code, distributions attributable to ordinary income, net short-term capital gain and certain other items realized by a Fund and paid to a nonresident alien individual, foreign trust (i.e., a trust other than a trust which a U.S. court is able to exercise primary supervision over administration of that trust and one or more U.S. persons have authority to control substantial decisions of that trust), foreign estate (i.e., the income of which is not subject to U.S. tax regardless of source) or foreign corporation ("foreign shareholders") generally will be subject to a withholding tax at a flat rate of 30% or a lower treaty rate, if an income tax treaty applies, provided the Fund obtains a properly completed and signed certificate of foreign status. This tax generally is not refundable.

      However, if a distribution paid by a Fund to a foreign shareholder is "effectively connected" with a U.S. trade or business (or, if an income tax treaty applies, is attributable to a permanent establishment) of the foreign shareholder, the withholding tax will not apply and the distribution will be subject to the reporting and withholding requirements generally applicable to U.S. persons. In general, foreign shareholders' capital gains realized on the disposition of Fund shares and capital gains distributions are not subject to federal income tax, withholding or otherwise, provided the Fund obtains a properly completed and signed certificate of foreign status, unless: (i) the gains or losses are effectively connected with a U.S. trade or business (or, if an income tax treaty applies, is attributable to a permanent establishment) of the foreign shareholder, or (ii) in the case of an individual foreign shareholder, the shareholder is present in the U.S. for a period or periods aggregating 183 days or more during the year of the sale and certain other conditions are met. If the capital gains or losses are effectively connected with a U.S. trade or business or are attributable to a U.S. permanent establishment of the foreign shareholder pursuant to an income tax treaty, the reporting and withholding requirements applicable to U.S. persons generally applies. If the capital gains and losses are not effectively connected for this purpose, but the foreign shareholder exceeds the 183 day limitation, the gains will be subject to a withholding tax at a flat rate of 30% or the lower treaty rate, if an income tax treaty applies.

      If a foreign shareholder is a resident of a foreign country but is not a citizen or resident of the U.S. at the time of the shareholder's death, Fund shares will be deemed property situated in the U.S. and will be subject to federal estate taxes (at graduated rates of 18% to 55% of the total value, less allowable deductions and credits). In general, no federal gift tax will be imposed on gifts of Fund shares made by foreign shareholders.

      Special rules apply to foreign partnerships and those holding Fund shares through foreign partnerships. If the International Fund qualifies and makes an election to pass-through foreign taxes to its shareholders, foreign shareholders of the Fund generally will be subject to increased federal income taxation without a corresponding benefit for the pass-through.

                        DESCRIPTION OF THE FUNDS' SHARES

CAPITALIZATION

      The capitalization of the Trust consists solely of an unlimited number of shares of beneficial interest with a par value of $0.001 each. The Board of Trustees may establish additional Funds (with different investment objectives and fundamental policies) or additional classes at any time in the future. Establishment and offering of additional Funds will not alter the rights of the Trust's shareholders. When issued, shares are fully paid, non-assessable, redeemable and freely transferable. Shares do not have preemptive rights or subscription rights. In any liquidation of a Fund, each shareholder is entitled to receive his pro rata share of the net assets of that Fund.

      Under Delaware law, shareholders could, under certain circumstances, be held personally liable for the obligations of the Trust. However, the Declaration of Trust disclaims liability of the shareholders, Trustees or officers of the Trust for acts or obligations of the Trust, which are binding only on the assets and property of the Trust and requires that notice of the disclaimer be given in each contract or obligation entered into or executed by the Trust or the Trustees. The Declaration of Trust provides for indemnification out of Trust property for all loss and expense of any shareholder held personally liable for the obligations of the Trust. The risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which the Trust itself would be unable to meet its obligations and should be considered remote.

VOTING RIGHTS

      Shares entitle their holders to one vote per share (with proportionate voting for fractional shares). As used in the SAI, the phrase "vote of a majority of the outstanding shares" of a Fund (or the Trust) means the vote of the lesser of: (1) 67% of the shares of a Fund (or the Trust) present at a meeting if the holders of more than 50% of the outstanding shares are present in person or by proxy; or (2) more than 50% of the outstanding shares of a Fund (or the Trust).

      Shareholders have the right to vote in the election of Trustees and on any and all matters on which by law or under the provisions of the Declaration of Trust, they may be entitled to vote. Under the Declaration of Trust, the Trust is not required to hold annual meetings of each Fund's shareholders to elect Trustees or for other purposes. When certain matters affect only one class of shares but not another, the shareholders would vote as a class regarding such matters. It is not anticipated that the Trust will hold shareholders' meetings unless required by law or the Declaration of Trust. In this regard, the Trust will be required to hold a meeting to elect Trustees to fill any existing vacancies on the Board if, at any time, fewer than a majority of the Trustees have been elected by the shareholders of the Trust. In addition, the Declaration of Trust provides that the holders of not less than two-thirds of the outstanding shares of the Trust may remove persons serving as Trustee either by declaration in writing or at a meeting called for such purpose. The Trustees are required to call a meeting for the purpose of considering the removal of persons serving as Trustee if requested in writing to do so by the holders of not less than 10% of the outstanding shares of the Trust. To the extent required by applicable law, the Trustees shall assist shareholders who seek to remove any person serving as Trustee.

      The Trust's shares do not have cumulative voting rights, so that the holders of more than 50% of the outstanding shares may elect the entire Board of Trustees, in which case the holders of the remaining shares would not be able to elect any Trustees.

                              FINANCIAL INFORMATION

      The Financial Statements incorporated herein by reference from the Funds' 2005 Annual Report to Shareholders have been audited by Ernst & Young LLP, Independent Registered Public Accounting Firm, as stated in its report, which is incorporated herein by reference, and has been so incorporated in reliance upon the report of such firm given upon their authority as experts in auditing and accounting.

--------------------------------------------------------------------------------

      NO PERSON HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR TO MAKE ANY REPRESENTATIONS NOT CONTAINED IN THE PROSPECTUS, OR IN THIS STATEMENT OF ADDITIONAL INFORMATION INCORPORATED HEREIN BY REFERENCE, IN CONNECTION WITH THE OFFERING MADE BY THE PROSPECTUS AND, IF GIVEN OR MADE, SUCH INFORMATION OR PRESENTATIONS MUST NOT BE RELIED UPON AS HAVING BEEN AUTHORIZED BY THE FUNDS. THIS STATEMENT OF ADDITIONAL INFORMATION DOES NOT CONSTITUTE AN OFFERING BY THE FUNDS IN ANY JURISDICTION IN WHICH SUCH AN OFFERING MAY NOT LAWFULLY BE MADE.

                                   APPENDIX A

                        DESCRIPTION OF SECURITIES RATINGS

SHORT-TERM CREDIT RATINGS

      A Standard & Poor's short-term issue credit rating is a current opinion of the creditworthiness of an obligor with respect to a specific financial obligation having an original maturity of no more than 365 days. The following summarizes the rating categories used by Standard & Poor's for short-term issues:

      "A-1" - Obligations are rated in the highest category and indicate that the obligor's capacity to meet its financial commitment on the obligation is strong. Within this category, certain obligations are designated with a plus sign (+). This indicates that the obligor's capacity to meet its financial commitment on these obligations is extremely strong.

      "A-2" - Obligations are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the obligor's capacity to meet its financial commitment on the obligation is satisfactory.

      "A-3" - Obligations exhibit adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

      "B" - Obligations have significant speculative characteristics. The obligor currently has the capacity to meet its financial commitment on the obligation. However, it faces major ongoing uncertainties which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

      "C" - Obligations are currently vulnerable to nonpayment and are dependent upon favorable business, financial and economic conditions for the obligor to meet its financial commitment on the obligation.

      "D" - Obligations are in payment default. The "D" rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless Standard & Poor's believes that such payments will be made during such grace period. The "D" rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

      Local Currency and Foreign Currency Risks - Country risk considerations are a standard part of Standard & Poor's analysis for credit ratings on any issuer or issue. Currency of repayment is a key factor in this analysis. An obligor's capacity to repay foreign currency obligations may be lower than its capacity to repay obligations in its local currency due to the sovereign government's own relatively lower capacity to repay external versus domestic debt. These sovereign risk considerations are incorporated in the debt ratings assigned to specific issues. Foreign currency issuer ratings are also distinguished from local currency issuer ratings to identify those instances where sovereign risks make them different for the same issuer.

      Moody's short-term ratings are opinions of the ability of issuers to honor senior financial obligations and contracts. These obligations have an original maturity not exceeding one year, unless explicitly noted. The following summarizes the rating categories used by Moody's for short-term obligations:

      "Prime-1" - Issuers (or supporting institutions) have a superior ability for repayment of senior short-term debt obligations. Prime-1 repayment ability will often be evidenced by many of the following characteristics: leading market positions in well-established industries; high rates of return on funds employed; conservative capitalization structure with moderate reliance on debt and ample asset protection; broad margins in earnings coverage of fixed financial charges and high internal cash generation; and well-established access to a range of financial markets and assured sources of alternate liquidity.

      "Prime-2" - Issuers (or supporting institutions) have a strong ability to repay senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation than is the case for Prime-1 securities. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

      "Prime-3" - Issuers (or supporting institutions) have an acceptable ability for repayment of senior short-term debt obligations. The effect of industry characteristics and market compositions may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt-protection measurements and may require relatively high financial leverage. Adequate alternate liquidity is maintained.

      "Not Prime" - Issuers do not fall within any of the Prime rating categories.

      Fitch short-term ratings apply to time horizons of less than 12 months for most obligations, or up to three years for U.S. public finance securities, and thus place greater emphasis on the liquidity necessary to meet financial commitments in a timely manner. The following summarizes the rating categories used by Fitch for short-term obligations:

      "F1" - Securities possess the highest credit quality. This designation indicates the strongest capacity for timely payment of financial commitments and may have an added "+" to denote any exceptionally strong credit feature.

      "F2" - Securities possess good credit quality. This designation indicates a satisfactory capacity for timely payment of financial commitments, but the margin of safety is not as great as in the case of the higher ratings.

      "F3" - Securities possess fair credit quality. This designation indicates that the capacity for timely payment of financial commitments is adequate; however, near-term adverse changes could result in a reduction to non-investment grade.

      "B" - Securities possess speculative credit quality. This designation indicates minimal capacity for timely payment of financial commitments, plus vulnerability to near-term adverse changes in financial and economic conditions.

      "C" - Securities possess high default risk. Default is a real possibility. This designation indicates a capacity for meeting financial commitments which is solely reliant upon a sustained, favorable business and economic environment.

      "D" - Securities are in actual or imminent payment default.

LONG-TERM CREDIT RATINGS

      The following summarizes the ratings used by Standard & Poor's for long-term issues:

      "AAA" - An obligation rated "AAA" has the highest rating assigned by Standard & Poor's. The obligor's capacity to meet its financial commitment on the obligation is extremely strong.

      "AA" - An obligation rated "AA" differs from the highest rated obligations only in small degree. The obligor's capacity to meet its financial commitment on the obligation is very strong.

      "A" - An obligation rated "A" is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher-rated categories. However, the obligor's capacity to meet its financial commitment on the obligation is still strong.

      "BBB" - An obligation rated "BBB" exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

      Obligations rated "BB," "B," "CCC," "CC" and "C" are regarded as having significant speculative characteristics. "BB" indicates the least degree of speculation and "C" the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.

      "BB" - An obligation rated "BB" is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial or economic conditions which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

      "B" - An obligation rated "B" is more vulnerable to nonpayment than obligations rated "BB," but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial or economic conditions will likely impair the obligor's capacity or willingness to meet its financial commitment on the obligation.

      "CCC" - An obligation rated "CCC" is currently vulnerable to nonpayment and is dependent upon favorable business, financial and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

      "CC" - An obligation rated "CC" is currently highly vulnerable to nonpayment.

      "C" - A subordinated debt obligation rated "C" is currently highly vulnerable to nonpayment. The "C" rating may be used to cover a situation where a bankruptcy petition has been filed or similar action taken, but payments on this obligation are being continued.

      "D" - An obligation rated "D" is in payment default. The "D" rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless Standard & Poor's believes that such payment will be made during such grace period. The "D" rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

      PLUS (+) OR MINUS (-) - The ratings from "AA" through "CCC" may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

      The following summarizes the ratings used by Moody's for long-term debt:

      "Aaa" - Bonds are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

      "Aa" - Bonds are judged to be of high quality by all standards. Together with the "Aaa" group they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in "Aaa" securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risk appear somewhat larger than the "Aaa" securities.

      "A" - Bonds possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

      "Baa" - Bonds are considered as medium-grade obligations, (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

      "Ba" - Bonds are judged to have speculative elements; their future cannot be considered as well-assured. Often the protection of interest and principal payments may be very moderate, and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

      "B" - Bonds generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

      "Caa" - Bonds are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

      "Ca" - Bonds represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

      "C" - Bonds are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

      Note: Moody's applies numerical modifiers 1, 2, and 3 in each generic rating classification from "Aa" through "Caa." The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates a ranking in the lower end of its generic rating category.

      The following summarizes long-term ratings used by Fitch:

      "AAA" - Securities considered to be investment grade and of the highest credit quality. These ratings denote the lowest expectation of credit risk and are assigned only in case of exceptionally strong capacity for timely payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.

      "AA" - Securities considered to be investment grade and of very high credit quality. These ratings denote a very low expectation of credit risk and indicate very strong capacity for timely payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

      "A" - Securities considered to be investment grade and of high credit quality. These ratings denote a low expectation of credit risk. The capacity for timely payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to changes in circumstances or in economic conditions than is the case for higher ratings.

      "BBB" - Securities considered to be investment grade and of good credit quality. These ratings denote that there is currently a low expectation of credit risk. The capacity for timely payment of financial commitments is considered adequate, but adverse changes in circumstances and in economic conditions are more likely to impair this capacity. This is the lowest investment grade category.

      "BB" - Securities considered to be speculative. These ratings indicate that there is a possibility of credit risk developing, particularly as the result of adverse economic change over time; however, business or financial alternatives may be available to allow financial commitments to be met. Securities rated in this category are not investment grade.

      "B" - Securities considered to be highly speculative. These ratings indicate that significant credit risk is present, but a limited margin of safety remains. Financial commitments are currently being met; however, capacity for continued payment is contingent upon a sustained, favorable business and economic environment.

      "CCC," "CC" and "C" - Securities have high default risk. Default is a real possibility, and capacity for meeting financial commitments is solely reliant upon sustained, favorable business or economic developments. "CC" ratings indicate that default of some kind appears probable, and "C" ratings signal imminent default.

      "DDD," "DD" and "D" - Securities are in default. The ratings of obligations in these categories are based on their prospects for achieving partial or full recovery in a reorganization or liquidation of the obligor. While expected recovery values are highly speculative and cannot be estimated with any precision, the following serve as general guidelines. "DDD" obligations have the highest potential for recovery, around 90%-100% of outstanding amounts and accrued interest. "DD" indicates potential recoveries in the range of 50%-90%, and "D" the lowest recovery potential, i.e., below 50%.

      Entities rated in this category have defaulted on some or all of their obligations. Entities rated "DDD" have the highest prospect for resumption of performance or continued operation with or without a formal reorganization process. Entities rated "DD" and "D" are generally undergoing a formal reorganization or liquidation process; those rated "DD" are likely to satisfy a higher portion of their outstanding obligations, while entities rated "D" have a poor prospect for repaying all obligations.

      PLUS (+) or MINUS (-) may be appended to a rating to denote relative status within major rating categories. Such suffixes are not added to the "AAA" long-term rating category or to categories below "CCC".

NOTES TO SHORT-TERM AND LONG-TERM CREDIT RATINGS

STANDARD & POOR'S

      CREDITWATCH: CreditWatch highlights the potential direction of a short- or long-term rating. It focuses on identifiable events and short-term trends that cause ratings to be placed under special surveillance by Standard & Poor's analytical staff. These may include mergers, recapitalizations, voter referendums, regulatory action, or anticipated operating developments. Ratings appear on CreditWatch when such an event or a deviation from an expected trend occurs and additional information is necessary to evaluate the current rating. A listing, however, does not mean a rating change is inevitable, and whenever possible, a range of alternative ratings will be shown. CreditWatch is not intended to include all ratings under review, and rating changes may occur without the ratings having first appeared on CreditWatch. The "positive" designation means that a rating may be raised; "negative" means a rating may be lowered; and "developing" means that a rating may be raised, lowered or affirmed.

      RATING OUTLOOK: A Standard & Poor's Rating Outlook assesses the potential direction of a long-term credit rating over the intermediate to longer term. In determining a Rating Outlook, consideration is given to any changes in the economic and/or fundamental business conditions. An Outlook is not necessarily a precursor of a rating change or future CreditWatch action.

      -     Positive means that a rating may be raised.

      -     Negative means that a rating may be lowered.

      -     Stable means that a rating is not likely to change.

      -     Developing means a rating may be raised or lowered.

      -     N.M. means not meaningful.

MOODY'S

      WATCHLIST: Watchlists list the names of credits whose ratings have a likelihood of changing. These names are actively under review because of developing trends or events which, in Moody's opinion, warrant a more extensive examination. Inclusion on this Watchlist is made solely at the discretion of Moody's Investors Service, and not all borrowers with ratings presently under review for possible downgrade or upgrade are included on any one Watchlist. In certain cases, names may be removed from this Watchlist without a change in rating.

FITCH

      WITHDRAWN: A rating is withdrawn when Fitch deems the amount of information available to be inadequate for rating purposes, or when an obligation matures, is called, or refinanced.

      RATING WATCH: Ratings are placed on Rating Watch to notify investors that there is a reasonable probability of a rating change and the likely direction of such change. These are designated as "Positive," indicating a potential upgrade, "Negative," for a potential downgrade, or "Evolving," if ratings may be raised, lowered or maintained. Rating Watch is typically resolved over a relatively short period.

      RATING OUTLOOK: A Rating Outlook indicates the direction a rating is likely to move over a one to two-year period. Outlooks may be positive, stable or negative. A positive or negative Rating

Outlook does not imply a rating change is inevitable. Similarly, companies whose outlooks are "stable" could be upgraded or downgraded before an outlook moves to a positive or negative if circumstances warrant such an action. Occasionally, Fitch may be unable to identify the fundamental trend. In these cases, the Rating Outlook may be described as evolving.

MUNICIPAL NOTE RATINGS

      A Standard & Poor's note rating reflects the liquidity factors and market access risks unique to notes due in three years or less. The following summarizes the ratings used by Standard & Poor's for municipal notes:

      "SP-1" - The issuers of these municipal notes exhibit a strong capacity to pay principal and interest. Those issues determined to possess a very strong capacity to pay debt service are given a plus (+) designation.

      "SP-2" - The issuers of these municipal notes exhibit a satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the term of the notes.

      "SP-3" - The issuers of these municipal notes exhibit speculative capacity to pay principal and interest.

      In municipal debt issuance, there are three rating categories for short-term obligations that are considered investment grade. These ratings are designated Moody's Investment Grade ("MIG") and are divided into three levels - MIG 1 through MIG 3. In the case of variable rate demand obligations, a two-component rating is assigned. The first element represents Moody's evaluation of the degree of risk associated with scheduled principal and interest payments. The second element represents Moody's evaluation of the degree of risk associated with the demand feature, using the MIG rating scale. The short-term rating assigned to the demand feature is designated as VMIG. MIG ratings expire at note maturity. By contrast, VMIG ratings expirations will be a function of each issue's specific structural or credit features. The following summarizes the ratings by Moody's for these short-term obligations:

      "MIG--1" / "VMIG-l" - This designation denotes superior credit quality. Excellent protection is afforded by established cash flows, highly reliable liquidity support or demonstrated broad-based access to the market for refinancing.

      "MIG-2" / "VMIG-2" - This designation denotes strong credit quality. Margins of protection are ample although not as large as in the preceding group.

      "MIG-3" / "VMIG-3" - This designation denotes acceptable credit quality. Liquidity and cash flow protection may be narrow and market access for refinancing is likely to be less well established.

      "SG" - This designation denotes speculative-grade credit quality. Debt instruments in this category lack sufficient margins of protection.

      Fitch uses the same ratings for municipal securities as described above for other short-term credit ratings.

ABOUT CREDIT RATINGS

      A Standard & Poor's issue credit rating is a current opinion of the creditworthiness of an obligor with respect to a specific financial obligation.

      The issue credit rating is not a recommendation to purchase, sell or hold a financial obligation. Credit ratings may be changed, suspended or withdrawn.

      Moody's credit ratings must be construed solely as statements of opinion and not recommendations to purchase, sell or hold any securities.

      Fitch credit ratings are an opinion on the ability of an entity or of a securities issue to meet financial commitments on a timely basis. Fitch credit ratings are used by investors as indications of the likelihood of getting their money back in accordance with the terms on which they invested. However, Fitch credit ratings are not recommendations to buy, sell or hold any security. Ratings may be changed or withdrawn.

                                   APPENDIX B

                            PROXY VOTING POLICIES OF
                         ATLANTIC WHITEHALL FUNDS TRUST
      AND STEIN ROE INVESTMENT COUNSEL, INC. (ATLANTIC WHITEHALL DIVISION)

                         ATLANTIC WHITEHALL FUNDS TRUST
                               PROXY VOTING POLICY

      The Board of Trustees (the "Board") of Atlantic Whitehall Funds Trust (the "Trust") has determined that it is in the best interests of the Trust and the series of the Trust that hold voting securities (each, a "Fund") for the Trust to adopt the following policy and procedures with respect to voting proxies relating to portfolio securities held by the Funds.

I. POLICY

      It is the policy of the Trust to delegate the responsibility for voting proxies relating to portfolio securities held by a Fund to the Fund's investment adviser or, if the Fund's investment adviser has delegated portfolio management responsibilities to one or more investment sub-adviser(s), to the Fund's investment sub-adviser(s) (the investment adviser or the investment sub-adviser(s) is referred to hereafter as the "Adviser"), as a part of the Adviser's general management of the Fund's portfolio, subject to the Board's continuing oversight. The Board hereby delegates such responsibility to the Adviser, and directs the Adviser to vote proxies relating to portfolio securities held by each Fund consistent with the duties and procedures set forth below. The Adviser may retain one or more vendors to review, monitor and recommend how to vote proxies in a manner consistent with the duties and procedures set forth below, to ensure that such proxies are voted on a timely basis and to provide reporting and/or record retention services in connection with proxy voting for the Funds. Any expenses relating to the retention of vendors or other costs relating to compliance with this policy will be allocated among the Adviser and the Trust in the manner approved by the Board from time to time

II. FIDUCIARY DUTY

      The right to vote a proxy with respect to portfolio securities held by a Fund is an asset of such Fund. The Adviser acts as a fiduciary of the Fund and must vote proxies in a manner consistent with the best interests of the Fund and its shareholders. In discharging this fiduciary duty, the Adviser must maintain and adhere to its policies and procedures for addressing conflicts of interest and must vote proxies in a manner substantially consistent with its policies, procedures and guidelines, as presented to the Board.

III. PROCEDURES

      The following are the procedures adopted by the Board for the administration of this policy:

      A. Review of Adviser Proxy Voting Procedures. Each Adviser shall present to the Board its policies, procedures and other guidelines for voting proxies at least annually, and must notify the Board promptly of material changes to any policies and procedures, including any substantive changes to its procedures for addressing conflicts of interest. An Adviser is not required to notify the Board of changes relating to any guidelines for voting specific types of proxies except as part of the annual presentation. The Board shall review the policies, procedures and other guidelines presented by each Adviser to determine that they are consistent with these policies and procedures. Each Adviser shall provide the Trust with a copy of its policies, procedures and other guidelines or a description of such policies, procedures and guidelines for the purpose of filing such document(s) in the Trust's statement of additional information or as otherwise required by the Investment Company Act of 1940, as amended (the "1940 Act") and the rules promulgated thereunder.

      B. Board Reporting. Each Adviser shall provide such reports to the Board as the Board may reasonably request from time to time.

      C. Voting Record Reports. Each Adviser shall provide the voting record information necessary for the completion and filing of Form N-PX to the respective Trust at least annually. Such voting record information shall be in a form acceptable to the Trust and shall be provided at such time(s) as are required for the timely filing of Form N-PX and at such additional time(s) as the Trust and the Adviser may agree to from time to time.

      D. Record Retention. Each Adviser shall maintain such records with respect to the voting of proxies as may be required by the Investment Advisers Act of 1940 and the rules promulgated thereunder or by the 1940 Act and the rules promulgated thereunder.

      E. Conflicts of Interest. Any actual or potential conflicts of interest between a Fund's principal underwriter or Adviser and the applicable Fund's shareholders arising from the proxy voting process will be addressed by the Adviser and the Adviser's application of its proxy voting procedures pursuant to the delegation of proxy voting responsibilities to the Adviser. In the event that the Adviser notifies the officer(s) of the Trust that a conflict of interest cannot be resolved under the Adviser's Proxy Voting Procedures, such officer(s) are responsible for notifying the Audit Committee of the Trust of the irreconcilable conflict of interest and assisting the Audit Committee with any actions it determines are necessary.

IV. REVOCATION

      The delegation by a Board of the authority to vote proxies relating to portfolio securities of the Funds is entirely voluntary and may be revoked by the Board, in whole or in part, at any time.

V. REVIEW OF POLICY

      The Board shall review and approve such changes to these policies and procedures as the Board deem necessary from time to time.

Adopted: July 23, 2003

                              PROXY POLICY HANDBOOK

                          ATLANTIC TRUST COMPANY, N.A.
        STEIN ROE INVESTMENT COUNSEL, INC. (ATLANTIC WHITEHALL DIVISION)

    (Collectively known as the "Atlantic Trust Companies" or the "Companies")

I.    PROXY VOTING POLICIES & PROCEDURES

      A.    FIDUCIARY OBLIGATIONS & GOVERNMENT REGULATION

      The right to vote a proxy may have a significant impact on the value of client or fund assets, so proxies must be voted prudently. In addition, as fiduciaries and regulated entities, it is important to thoroughly document proxies voted. Each of the Atlantic Trust Companies serves in a fiduciary capacity to its investment clients and is committed to placing client's interests first. The Atlantic Trust Companies acquire and hold a company's stock with the expectation that it will prove to be a good investment. Accordingly, consideration of proxy proposals is primarily focused on the investment implications of each proposal. In certain cases, such as international investing, practical considerations may make it impossible or disadvantageous to vote proxies in every instance.

      The Securities and Exchange Commission (the "SEC") has promulgated rules that require registered investment advisers and registered investment companies to develop policies and procedures for proxy voting and to disclose such policies to their clients and shareholders. The SEC also requires these registered entities to document their proxy voting records and make them available to clients and shareholders upon request. Compliance with these rules begins on July 1, 2003.

      This Proxy Policy Handbook ("Handbook") contains group-wide proxy-voting policies and procedures for the Atlantic Trust Companies. This Handbook will be reviewed and approved annually by each of the Companies' boards. Amendments may be made by the proxy committees (as defined herein) of each of the Atlantic Trust Companies and ratified by each of the boards.

      B.    ADMINISTRATION

      Investment Committee. The investment committee (the "Investment Committee" or the "Committee") is responsible for implementing the proxy voting policies and procedures and oversight of the proxy voting process for each of the Atlantic Trust Companies. The Committee generally consists of members from executive management, the investment operations, and portfolio managers from each of the Companies. In all cases, members of the Investment Committee are officers or employees of each of the Atlantic Trust Companies. In addition to the Companies' evaluations and knowledge of the portfolio companies, the Investment Committee may use independent research and input provided by third parties.

      Proxy Administrator. The Investment Committee has appointed a Proxy Administrator who is responsible for administering and monitoring the proxy voting process and coordinating as appropriate, between the Investment Committee and Institutional Shareholder Services, Inc. ("ISS") to ensure that all proxies are voted and recorded in an accurate and timely manner. As is discussed below, ISS has been engaged by the Companies to provide various services to assist the Companies in connection with the voting of proxies. The Proxy Administrator is also responsible for ensuring that shareholder requests for proxy voting records are responded to within the SEC's prescribed time limits. The current Proxy Administrator for the Atlantic Trust Companies is Robert Saccone.

      C.    PROCEDURES FOR PROXY VOTING

      Proxies generally will be voted in accordance with the guidelines contained in this Handbook (the "Guidelines") unless an issue warrants special consideration by the Investment Committee or an issue falls outside the scope of the Guidelines. In addition to the use of a Proxy Administrator, the Companies may retain third parties to assist with the administrative and ministerial aspects of proxy voting including, but not limited to, proxy voting, recordkeeping and the handling of client or shareholder requests and have engaged ISS in this regard. A description of the specific operations and procedures for each of the Companies is set forth below:

            Atlantic Trust Company, N.A.

      Atlantic Trust Company, N.A. ("AT Company") uses on the Investment Committee to oversee the voting of proxies for securities held in its client accounts. Proxies are generally voted in accordance with the Guidelines. Issues that are not covered by the Guidelines are referred to the Investment Committee, which has authority to decide how the proxies shall be voted. In deciding how to vote proxies, the Investment Committee may consult with the portfolio manager(s) of the accounts that hold the securities to be voted. AT Company retains required documentation regarding the voting of proxies by it.

            Stein Roe Investment Counsel, Inc. (Atlantic Whitehall Division)

      Stein Roe Investment Counsel, Inc. ("Atlantic Whitehall Division") handles proxy voting in several ways. Atlantic Whitehall Division provides investment management services in connection with certain trust accounts of affiliated and unaffiliated trust companies. Many of these trust accounts hold their assets in custody at Bank of New York and have delegated proxy voting to Bank of New York, which votes proxies for securities held in these accounts in accordance with its proxy voting policies and procedures. Other clients may delegate this responsibility to Atlantic Whitehall Division either verbally or in writing. In cases where Atlantic Whitehall Division has been delegated proxy voting authority, it votes proxies in accordance with the Guidelines or, in certain cases, as directed by the Investment Committee.

      Issues that are not covered by the Guidelines are referred to the Investment Committee, which has authority to decide how the proxies shall be voted on these issues. In deciding how to vote proxies, the Investment Committee may consult with the portfolio manager(s) of the funds or accounts that hold the securities to be voted. The Proxy Administrator shall be responsible for notifying ISS how to vote on these issues.

            Sub-Advisers

      From time to time, the Atlantic Trust Companies may use sub-advisers to perform investment advisory services for certain clients. It is the position of the Atlantic Trust Companies that a sub-adviser generally is in the best position to vote proxies and therefore seeks to have sub-advisers assume responsibility for proxy voting in the sub-advisory agreement. Proxies will be voted in accordance with the proxy voting policies and procedures of the sub-adviser.

      Copies of sub-advisers proxy voting policies will be made available to each board for their review. Clients may obtain a copy free of charge by calling the Atlantic Trust Companies at (212) 259-3800 or toll-free at (800) 994-2533.

      D.    RECORDKEEPING

      SEC regulated entities must maintain proxy voting policies and voting records in an easily accessible place for five (5) years (the first two of which must be in the office). In view of the fact that all of the Atlantic Trust Companies are government-regulated entities, each of the Atlantic Trust Companies maintain proxy-related materials for this length of time, including the following records:

      1. Copies of the Proxy Voting Handbook, client disclosures and any amendments thereto;

      2. A copy of each proxy statement that is received (or have arrangements in place with a third party to retain a copy and provide promptly upon request);

      3. A record of each vote cast on behalf of a client. (Or, have arrangements in place with a third party to record votes cast and provide a copy of such record promptly upon request.);

      4. Any other documentation that was used in the decision-making process or that memorializes the basis for the decision;

      5. A copy of each written client request for information on how proxies are voted and any responses to client requests. (Verbal client requests for information should be recorded in a log.)

      E.    CONFLICTS OF INTEREST

      In most cases, proxies are voted in accordance with the specific provisions articulated in the Guidelines; the opportunity for conflicts of interest generally do not arise. However conflicts, either perceived or actual, may occur. For example, a portfolio company may retain one of the Atlantic Trust Companies to provide investment management or other services to its 401(k) plan or pension plan. If a conflict of interest situation arises, the Investment Committee will evaluate the proxy proposal to determine what is in the best interest of the client or shareholders and vote accordingly. If the Investment Committee determines that it would be inappropriate for it to vote the proxy, the Investment Committee will consult with the board of the conflicted Atlantic Trust entity to determine how to proceed, which may include engaging an independent third party to vote the proxy or employing other means of addressing the conflict.

      Any conflict presented regarding the voting of proxies will be reviewed on a quarterly basis.

      F.    SOCIAL RESPONSIBILITY ISSUES

      Atlantic Trust Companies vote proxies with a primary focus on the investment implications of each issue. Accordingly, social issues generally are not considered in voting determinations.

II.   PROXY VOTING GUIDELINES

      As part of the investment process, the Atlantic Trust Companies evaluate the management of all portfolio companies. The ability and judgment of management is, in our opinion, one of the most critical factors in determining the investment merits of any portfolio company. The Atlantic Trust Companies generally will not hold securities of companies whose management it questions, and accordingly, gives substantial weight to management opinions. The Atlantic Trust Companies generally cast most of their proxy votes, particularly on routine matters, in accordance with management recommendations.

However, when the Investment Committee believes that the position of management may not be in the best interests of shareholders, the Atlantic Trust Companies may vote against management recommendations.

      As a general rule, the Atlantic Trust Companies vote against any proposals that would reduce the rights of shareholders, reduce shareholder influence over the board of directors and management, adversely affect the alignment of interests between management and shareholders, or reduce the value of an investment. In addition, absent specific prior authorization from the Investment Committee, the Atlantic Trust Companies generally do not:

      -     Announce their voting intentions and the reasons therefor.

      - Participate in a proxy solicitation or otherwise seek proxy-voting authority from any other portfolio company shareholder.

      - Act in concert with other portfolio company shareholders in connection with any proxy issue or other activity involving the control or management of a portfolio company including those shareholders who are under "common control" with the Atlantic Trust Companies.

      A.    EXECUTIVE COMPENSATION

      Every executive compensation plan is different; however, the following considerations are intended to serve as a guide in evaluating compensation arrangements.

      An appropriate level of compensation is essential for attracting and retaining successful managers. Compensation plans, which encourage stock ownership by managers and employees generally are beneficial. When managers and employees own stock, their interests are aligned with other shareholders and they generally are more likely to take steps to maximize shareholder value. Plans that base compensation on the attainment of specific goals should be encouraged as they provide additional incentives for successful management. Stock option plans are an appropriate form of executive compensation in that they provide a direct incentive to take actions that will increase the value of the stock. The Companies generally will vote in favor of profit-sharing and stock option plans that represent reasonable compensation incentives; however, proposals that would enrich management excessively or would significantly increase compensation awards and/or employment contracts to senior management that would become effective upon change of ownership of the company and would work to the detriment of shareholders will generally be opposed. In addition, plans that permit employees to purchase stock at a significant discount from market value at the time the options are issued will generally be opposed, as they will dilute the interests of existing shareholders.

      Non-qualified stock option plans merit a more specific analysis than qualified plans as non-qualified plans are not required to contain incentives for long-term holding or limits on the amount of options which may be exercised.

      B.    CORPORATE GOVERNANCE AND ORGANIZATIONAL MATTERS

      Proposals that could allow management to ignore the opinions of shareholders regarding major corporate changes generally will be opposed. These include various anti-takeover provisions such as requiring board approval of any tender offer, "poison pills," and staggered boards. Anti-takeover provisions could prevent shareholders from maximizing the return on their investment in situations where management objects to a sale of the company and will generally be opposed.

      In the majority of cases, management's slate of nominees to a board of directors are unopposed and generally will be approved, unless specific information reveals that a particular candidate is unfit to serve. Management proposals to indemnify directors also generally will be approved, unless otherwise inappropriate. A majority of the board should be outside directors to encourage objective oversight and to make a variety of experience and opinions available to management. No inside directors should serve on the audit committee of the board of directors and a majority of the compensation committee should be outside directors. Proposals at variance to these positions will generally be opposed.

      Management proposals to amend a corporate charter to change the scope of business description or fiscal year of a corporation generally will be approved. Proposals to appoint independent auditors also generally will be approved. However, proposals to change the state of incorporation generally will be opposed, unless there is a compelling reason to do otherwise. Proposals to limit special meetings and proposals to alter by-laws to require supermajority for stockholder approvals also generally will be opposed.

      C.    CAPITAL STRUCTURE AND TRANSACTIONS

      When evaluating proposed changes to capital structure, changes that could dilute the interests of the shareholders will be carefully examined and generally opposed. Proposals giving a board unlimited authority to issue `blank check preferred" stock will be opposed. Such authority could be used to issue preferred stock for little or no consideration and such stock could have voting, liquidation, and dividend rights superior to the common shares. The board could also use the threat to issue blank check preferred as an anti-takeover device.

      Proposals to increase the number of authorized shares outstanding will be evaluated on a case-by-case basis in light of the reasons stated in the proxy. Proposals to increase authorized shares to accommodate stock dividends, splits or other clearly defined needs generally will be approved. However, proposals to increase authorized stock without appropriate management explanation and for purposes other than the benefit of shareholders generally will be opposed. Management proposals to eliminate preemptive rights generally will be approved, except in closely held companies. Approval to repurchase shares will ordinarily be given as share repurchase programs tend to support the price of the stock and shares are generally only repurchased when management cannot find an appropriate use for excess corporate funds.

      In the case of competing tender offers, the highest offer generally will be approved in the absence of contrary overriding circumstances. The payment of "greenmail" to convince a potential acquirer to drop its bid would usually be an improper use of corporate assets and accordingly, will be opposed.

      D.    STOCKHOLDER PROPOSALS

      In voting stockholder proposals, we generally support those dealing with:

      -     Expanded financial information;

      -     Majority rights;

      -     Anti-greenmail charter provisions;

      -     Equal access to proxy process;

      -     Right of shareholders to act by written consent;

      -     Right of shareholders to vote on a Poison Pill;

      - Confidential voting; and o Requiring a majority of the Audit and Compensation committees to be comprised of outside directors.

      In voting on stockholder proposals, we generally oppose those dealing with:

      - Specific boycotts or restrictions based on political, special interest or international trade considerations that would impair the company's ability to do business; such as restrictions on political contributions;

      -     Requiring directors to own stock;

      -     Cumulative voting;

      -     By-law amendments by shareholder vote.

      E.    INTERNATIONAL INVESTING

      Laws governing non-U.S. issuers may vary significantly from U.S. law and from jurisdiction to jurisdiction. For example, many non-U.S. jurisdictions impose the following material burdens on voting proxies:

      Share-Blocking. Shares must be frozen for certain periods of time to vote via proxy.

      Share Re-Registration. Shares must be re-registered out of the name of the local custodian or nominee into the name of the client for the meeting and, in many cases, then re-registered back. Shares are normally blocked during this period.

      Powers of Attorney. Detailed documentation from a client must be given to the local sub-custodian. In many cases the investment adviser is not authorized to deliver this information or sign the relevant documents.

      Before making a decision, the Investment Committee will weigh the advantages and disadvantages to voting in these jurisdictions. Where the Investment Committee believes it is in the best interest of the client to vote, it will do so in accordance with the Guidelines, where applicable.

Adopted: July 1, 2003
Revised:  May 2005

PART C. OTHER INFORMATION

ITEM 23. EXHIBITS.

               (a) Trust Instrument is filed with Post-Effective Amendment No. 2 to the Registration Statement No. 33-83430 on March 27, 1996, and is incorporated herein by reference.

               (b)(1) Amended Bylaws of Registrant, dated March 20, 1997, is filed with Post-Effective Amendment No. 4 to Registration Statement No. 33-83430 on March 27, 1997, and is incorporated herein by reference.

               (b)(2) Amendment effective December 17, 1998 to Amended Bylaws of Registrant, dated March 20, 1997, is filed with Post-Effective Amendment No. 7 to Registration Statement No. 33-83430 on March 30, 1999, and is incorporated herein by reference.

               (b)(3) Amendment effective October 23, 2002 to Amended Bylaws of Registrant, dated March 20, 1997, is filed with Post-Effective Amendment No. 18 to Registration Statement No. 33-83430 on March 28, 2003, and is incorporated herein by reference.

               (c)            None.

               (d)(1) Amendment dated December 1, 2005 to the Investment Advisory Contract dated February 14, 2003 (filed with Post-Effective Amendment No. 18 to Registration Statement No. 33-83430), between Atlantic Whitehall Funds Trust and Stein Roe Investment Counsel, Inc. (formerly, Atlantic Trust Advisors, Inc. and Whitehall Asset Management, Inc.), is filed with Post-Effective Amendment No. 29 to Registration Statement No. 33-83430 on November 22, 2005, and is incorporated herein by reference.

               (d)(2) Sub-Advisory Agreement between Registrant and INVESCO Global Asset Management (N.A.) on behalf of the International Fund, is filed with Post-Effective Amendment No. 23 to Registration Statement No. 33-83430 on July 31, 2003, and is incorporated herein by reference.

               (d)(3) Form of Sub-Advisory Agreement between Registrant and AIM Funds Management Inc. on behalf of the Multi-Cap Global Value Fund, is filed with Post-Effective Amendment No. 24 to Registration Statement No. 33-83430 on September 3, 2003, and is incorporated herein by reference.

               (d)(4) Amended Expense Limitation Undertaking dated December 1, 2005, between Atlantic Whitehall Funds Trust and Stein Roe Investment

                              Counsel, Inc. (formerly, Atlantic Trust Advisors, Inc. and Whitehall Asset Management, Inc.), is filed with Post-Effective Amendment No. 29 to Registration Statement No. 33-83430 on November 22, 2005, and is incorporated herein by reference.

               (e)(1) Distribution Agreement dated October 26, 2000, between Registrant and PFPC Distributors, Inc., is filed with Post-Effective Amendment No. 15 to Registration Statement No. 33-83430 on January 31, 2001, and is incorporated herein by reference.

               (e)(2) Amendment dated October 25, 2001 to the Distribution Agreement dated October 26, 2000, between Registrant and PFPC Distributors, Inc., is filed with Post-Effective Amendment No. 16 to Registration Statement No. 33-83430 on March 28, 2002, and is incorporated herein by reference.

               (e)(3) Amendment dated December 1, 2005 to the Distribution Agreement dated October 26, 2000, is filed with Post-Effective Amendment No. 29 to Registration Statement No. 33-83430 on November 22, 2005, and is incorporated herein by reference.

               (f)            None.

               (g)(1) Custodian Agreement between Registrant and State Street Bank and Trust Company, is filed with Post-Effective Amendment No. 23 to Registration Statement No. 33-83430 on July 31, 2003, and is incorporated herein by reference.

               (g)(2) Amendment dated November 30, 2005 to the Custodian Agreement dated July 31, 2003 between Registrant and State Street Bank and Trust Company, filed herewith.

               (h)(1)(i) Transfer Agency and Services Agreement dated March 1, 1998 between Registrant and PFPC Inc. (formerly, First Data Investor Services Group, Inc.), is filed with Post-Effective Amendment No. 5 to Registration Statement No. 33-83430 on March 30, 1998, and is incorporated herein by reference.

               (h)(1)(ii) Amendment to Transfer Agency and Services Agreement dated October 20, 1999 between Registrant and PFPC Inc. (formerly, First Data Investor Services Group, Inc.), is filed with Post-Effective Amendment No. 9 to Registration Statement No. 33-83430 on March 28, 2000, and is incorporated herein by reference.

               (h)(1)(iii) Amendment dated September 14, 2000 to the Transfer Agency and Services Agreement dated March 1, 1998 between the Registrant and

                              PFPC Inc. (formerly, First Data Investor Services Group, Inc.), on behalf of the Whitehall Enhanced Index Fund and Whitehall High Yield Fund, is filed with Post-Effective Amendment No. 15 to Registration Statement No. 33-83430 on January 31, 2001, and is incorporated herein by reference.

               (h)(1)(iv) Amendment dated October 25, 2001 to the Transfer Agency and Services Agreement dated March 1, 1998 between the Registrant and PFPC, Inc. (formerly First Data Investor Services Group, Inc.), is filed with Post-Effective Amendment No. 16 to Registration Statement No. 33-83430 on March 28, 2002, and is incorporated herein by reference.

               (h)(1)(v) Amendment dated July 24, 2002 to the Transfer Agency and Services Agreement dated March 1, 1998 between the Registrant and PFPC, Inc. (formerly, First Data Investor Services Group, Inc.), is filed with Post-Effective Amendment No. 18 to Registration Statement No. 33-83430 on March 28, 2003, and is incorporated herein by reference.

               (h)(1)(vi) Amendment dated December 1, 2005 to the Transfer Agency and Services Agreement dated March 1, 1998 between the Registrant and PFPC, Inc., is filed with Post-Effective Amendment No. 29 to Registration Statement No. 33-83430 on November 22, 2005, and is incorporated herein by reference.

               (h)(2)(i) Administration Agreement dated March 1, 1998 between PFPC Inc. (formerly, First Data Investor Services Group, Inc.), and Registrant, is filed with Post-Effective Amendment No. 5 to Registration Statement No. 33-83430 on March 30, 1998, and is incorporated herein by reference.

               (h)(2)(ii) Amendment to Administration Agreement dated October 28, 1999 between Registrant and PFPC Inc. (formerly, First Data Investor Services Group, Inc.), is filed with Post-Effective Amendment No. 9 to Registration Statement No. 33-83430 on March 28, 2000, and is incorporated herein by reference.

               (h)(2)(iii) Amendment dated September 14, 2000 to the Administration Agreement dated March 1, 1998 between the Registrant and PFPC Inc. (formerly, First Data Investor Services Group, Inc.), on behalf of the Whitehall Enhanced Index Fund and Whitehall High Yield Fund, is filed with Post-Effective Amendment No. 15 to Registration Statement No. 33-83430 on January 31, 2001, and is incorporated herein by reference.

               (h)(2)(iv) Amendment dated October 25, 2001 to the Administration Agreement dated March 1, 1998 between Registrant and PFPC Inc. is filed with Post-Effective Amendment No. 16 to Registration Statement No. 33-83430 on March 28, 2002, and is incorporated herein by reference.

               (h)(2)(v) Amendment dated December 1, 2005 to Administration Agreement dated March 1, 1998 between Registrant and PFPC Inc., is filed with Post-Effective Amendment No. 29 to Registration Statement No. 33-83430 on November 22, 2005, and is incorporated herein by reference.

               (i) Opinion and consent of Dechert LLP, counsel to the Trust, filed herewith.

               (j)(1) Consent of Ernst & Young LLP, independent registered public accounting firm, filed herewith.

               (j)(2) Powers of Attorney on behalf of Susan Vary Machtiger, Tracy L. Nixon, John R. Preston, Pierre de St. Phalle and John Bini, are filed with Post-Effective Amendment No. 18 to Registration Statement No. 33-83430 on March 28, 2003, and is incorporated herein by reference.

               (j)(3) Power of Attorney on behalf of Jeffrey S. Thomas, filed herewith.

               (k)            None.

               (l) Subscription Agreement is filed with Post-Effective Amendment No. 2 to Registration Statement No. 33-83430 on March 27, 1996, and is incorporated herein by reference.

               (m)(1) Form of Distribution and Service Plan pursuant to Rule 12b-1 for Premium Class shareholders is filed with Post -Effective Amendment No. 5 to Registration Statement No 33-83430 on March 30, 1998, and is incorporated herein by reference.

               (m)(2) Form of Supplements to Distribution and Service Plan is filed with Post-Effective Amendment No. 5 to Registration Statement No. 33-83430 on March 30, 1998, and is incorporated herein by reference.

               (m)(3) Rule 12b-1 Distribution Plan and Agreement (Distributor Class) dated January 28, 2000, as amended January 2, 2001, Rule 12b-1 Distribution Plan and Agreement Supplements each dated January 28, 2000, as amended January 2, 2001, with respect to the Growth Fund and Balanced Fund is filed with Post-Effective Amendment No. 15 to

                              Registration Statement No. 33-83430 on January 31, 2001, and is incorporated herein by reference.

               (m)(4) Form of Servicing Organization Agreement is filed with Post-Effective Amendment No. 5 to Registration Statement No. 33-83430 on March 30, 1998, and is incorporated herein by reference.

               (n)            None.

               (o) Rule 18f-3 Multi-Class Plan is filed with Post-Effective Amendment No. 23 to Registration Statement No. 33-83430 on July 31, 2003, and is incorporated herein by reference.

               (p)(1)         Code of Ethics of the Registrant, filed herewith.

               (p)(2) Code of Ethics of Stein Roe Investment Counsel, Inc., filed herewith.

               (p)(3) Code of Ethics of INVESCO Global Asset Management (N.A.), filed herewith.

               (p)(4) Code of Ethics of AIM Funds Management Inc., filed herewith.

ITEM 24. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT.

               None.

ITEM 25. INDEMNIFICATION.

               As permitted by Section 17(h) and (i) of the Investment Company Act of 1940, as amended (the "1940 Act") and pursuant to Article X of the Registrant's Trust Instrument, Section 15 of the Master Investment Advisory Agreement between Registrant and Stein Roe Investment Counsel, Inc. (formerly, Atlantic Trust Advisors, Inc. and Whitehall Asset Management, Inc.), and Section
1.13 of the Distribution Agreement between Registrant and PFPC Distributors, Inc., officers, trustees, employees and agents of the Registrant will not be liable to the Registrant, any shareholder, officer, trustee, employee, agent or other person for any action of failure to act, except for bad faith, willful misfeasance, gross negligence or reckless disregard of duties, and those individuals may be indemnified against liabilities in connection with the Registrant, subject to the same exceptions.

               Insofar as indemnification for liabilities arising under the Securities Act of 1933 (the "Securities Act") may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant understands that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Securities Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Securities Act and will be governed by the final adjudication of such issue.

               The Registrant purchased an insurance policy insuring its officers and trustees against liabilities, and certain costs of defending claims against such officers and trustees, to the extent such officers and trustees are not found to have committed conduct constituting willful misfeasance, bad faith, gross negligence or reckless disregard in the performance of their duties. The insurance policy also insures the Registrant against the cost of indemnification payments to officers under certain circumstances.

               Section 15 of the Investment Advisory Agreement between Registrant and Atlantic Trust Advisors, Inc. (formerly, Whitehall Asset Management, Inc.) and Section 3.1 of the Distribution Agreement between Registrant and PFPC Distributors, Inc. limit the liability of Atlantic Trust Advisors, Inc. and PFPC Distributors, Inc. to liabilities arising from willful misfeasance, bad faith or gross negligence in the performance of their respective duties or from reckless disregard by them of their respective obligations and duties under the agreements.

               Section 6(b) of the Administration Agreement between Registrant and PFPC Inc., f/k/a First Data Investors Services Group, Inc. indemnifies and holds the Registrant from and against any and all claims, cost or expense (including reasonable attorneys' fees), losses, damages, charges, payments and liabilities of any sort or kind which may be asserted against the Registrant or for which the Registrant may be held liable in connection with this Agreement provided that such claim resulted from a negligent act or omission to act, bad faith, willful misfeasance or reckless disregard by PFPC Inc. in the performance of its duties hereunder.

               Article 10.2 of the Transfer Agency and Services Agreement between the Registrant and PFPC Inc., f/k/a First Data Investors Services Group, Inc. indemnifies and holds the Registrant harmless from and against any and all claims, costs, expenses (including reasonable attorneys' fees), losses, damages, charges, payments and liabilities of any sort or kind which may be asserted against the Fund or for which the Fund may be held to be liable arising out of or attributable to any of the following: (1) any actions of PFPC Inc. required to be taken pursuant to this Agreement provided that such claim resulted from a negligent act or omission to act, bad faith, willful misfeasance or reckless disregard by PFPC Inc. in the performance of its duties hereunder; and (2) PFPC Inc.'s refusal or failure to comply with the terms of this Agreement, or any claim which arises out of PFPC's negligence or misconduct or the breach of any representation or warranty of PFPC made herein.

               The Registrant hereby undertakes that it will apply the indemnification provisions of its Trust Instrument, By-Laws, Investment Advisory Contracts and Distribution Agreement in a manner consistent with Release No. 11330 of the Securities and Exchange Commission under the 1940 Act so long as the interpretations of Section 17(h) of such Act remain in effect and are consistently applied.

ITEM 26. BUSINESS AND OTHER CONNECTIONS OF STEIN ROE INVESTMENT COUNSEL, INC.

               Stein Roe Investment Counsel, Inc., a registered investment adviser, provides investment advisory services to the Funds pursuant to an Investment Advisory Contract with the Trust. Stein Roe Investment Counsel, Inc. is a wholly-owned subsidiary of AMVESCAP PLC, a leading global investment manager. Information as to officers and directors of Stein Roe Investment Counsel, Inc. is included in the Form ADV of Stein Roe Investment Counsel, Inc. filed with the SEC (File No. 801-57986) and is incorporated by reference herein.

ITEM 27. PRINCIPAL UNDERWRITER

               PFPC Distributors, Inc. (the "Distributor") acts as principal underwriter for the following investment companies as of November 30, 2005:

PFPC DISTRIBUTORS INC. ("PFPC") (AS DESCRIBED BELOW)

         GuideStone Funds
         AFBA 5 Star Funds, Inc.
         CRM Mutual Fund Trust
         Highland Floating Rate Fund
         Highland Floating Rate Advantage Fund
         Harris Insight Funds Trust
         Kalmar Pooled Investment Trust
         Matthews Asian Funds
         Metropolitan West Funds
         The RBB Fund, Inc.
         RS Investment Trust
         Stratton Growth Fund, Inc.
         Stratton Monthly Dividend REIT Shares, Inc.
         The Stratton Funds, Inc.
         Van Wagoner Funds
         Wilshire Mutual Funds, Inc.
         Wilshire Variable Insurance Trust

               DISTRIBUTED BY BLACKROCK DISTRIBUTORS, INC., A WHOLLY OWNED SUBSIDIARY OF PFPC:

         BlackRock Provident Institutional Funds
         BlackRock Funds, Inc.
         International Dollar Reserve Fund I, Ltd.
         BlackRock Bond Allocation Target Shares

               DISTRIBUTED BY MGI FUNDS DISTRIBUTORS, INC., A WHOLLY OWNED SUBSIDIARY OF PFPC DISTRIBUTORS, INC.:

         MGI Funds

               DISTRIBUTED BY NORTHERN FUND DISTRIBUTORS, LLC, A WHOLLY OWNED SUBSIDIARY OF PFPC:

         Northern Funds
         Northern Institutional Funds

               DISTRIBUTED BY ABN AMRO DISTRIBUTION SERVICES (USA), INC., A WHOLLY OWNED SUBSIDIARY OF PFPC:

         ABN AMRO Funds

               PFPC Distributors, Inc. is registered with the Securities and Exchange Commission as a broker-dealer and is a member of the National Association of Securities Dealers. PFPC Distributors, Inc. is located at 760 Moore Road, King of Prussia, PA 19406.

               (b) The following is a list of the executive officers, directors, and partners of PFPC Distributors, Inc.:

Brian Burns            Chairman, CEO, Director and President
Michael Denofrio       Director
Nick Marsini           Director
Rita G. Adler          Chief Compliance Officer and Anti-Money Laundering Officer
Christine A. Ritch     Chief Legal Officer, Assistant Secretary and Assistant Clerk
Amy Brennan            Assistant Secretary and Assistant Clerk
John Munera            Anti-Money Laundering Officer
Bradley A. Stearns     Secretary and Clerk
Julie Bartos           Assistant Secretary and Assistant Clerk
Maria Schaffer         Controller and Assistant Treasurer
Craig Stokarski        Treasurer and Financial/Operations Principal, CFO
Bruno DiStefano        Vice President
Susan K. Moscaritolo   Vice President

               (c) Not applicable.

ITEM 28. LOCATION OF ACCOUNTS AND RECORDS.

               (a) Stein Roe Investment Counsel, Inc., One South Wacker Drive, Suite 3500, Chicago, Illinois 60606 (records relating to its functions as investment adviser).

               (b) PFPC Distributors, Inc., 760 Moore Road, King of Prussia, PA, 19406 (records relating to its function as distributor).

               (c) PFPC Inc., 760 Moore Road, King of Prussia, PA, 19406 (records relating to its functions as administrator, dividend and transfer agent, fund account and custody administrator and agent, Minute Books, Declaration of Trust and By-Laws).

               (d) State Street Bank and Trust Company, 15 Newport Avenue, North Quincy, MA 02171 (records relating to its functions as custodian).

ITEM 29. MANAGEMENT SERVICES.

               Not Applicable.

ITEM 30. UNDERTAKINGS.

               Not Applicable.

                                   SIGNATURES

               Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant has duly caused this Post-Effective Amendment No. 30 to its Registration Statement under the Securities Act of 1933 and Amendment No. 32 to its Registration Statement under the Investment Company Act of 1940 to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York and State of New York on the 29th day of March, 2006.

                                    Atlantic Whitehall Funds Trust

                                    Jeffrey S. Thomas, President and Trustee

                                    By: /s/ Jeffrey S. Thomas
                                        ------------------------------

               Pursuant to the requirements of the Securities Act of 1933, this Registration Statement of Atlantic Whitehall Funds Trust has been signed below by the following persons in the capacities indicated and on the 29th day of March, 2006.

Signature Capacity

* Chairman, Board of Trustees               Pierre de St. Phalle
* Trustee                                   John R. Preston
* Trustee                                   Susan Vary Machtiger
* Trustee                                   Tracy L. Nixon

/s/ Jeffrey S. Thomas
---------------------
Jeffrey S. Thomas
President (Principal Executive Officer) and Trustee

/s/ John Bini
-------------
John Bini
Treasurer (Principal Financial & Accounting Officer)

*By: /s/ John Bini
     -------------
John Bini As attorney-in-fact pursuant to powers of attorney, as previously filed.

                                  EXHIBIT LIST

Exhibit Number         Exhibit Name
--------------         ------------

(g)(2)                 Amendment to the Custodian Agreement

(i)                    Opinion and Consent of Dechert LLP

(j)(1)                 Consent of Ernst & Young LLP

(j)(3)                 Power of Attorney on behalf of Jeffrey S. Thomas

(p)(1)                 Code of Ethics of the Registrant

(p)(2)                 Code of Ethics of Stein Roe Investment Counsel, Inc.

(p)(3)                 Code of Ethics of INVESCO Global Asset Management (N.A.)

(p)(4)                 Code of Ethics of AIM Funds Management Inc.